                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                          CERTIFIED SHAREHOLDER REPORT
                                       OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-8314

                            Schwab Annuity Portfolios
                 -----------------------------------------------
               (Exact name of registrant as specified in charter)

             101 Montgomery Street, San Francisco, California 94104
       -------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Evelyn Dilsaver
                            Schwab Annuity Portfolios
             101 Montgomery Street, San Francisco, California 94104
           -----------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (415) 627-7000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2006

ITEM 1: REPORT(s) TO SHAREHOLDERS.

                      [CHARLES SCHWAB LOGO]

MONEY MARKET

                      SCHWAB MONEY
                      MARKET PORTFOLIO(TM)

                      MONEY MARKET

                      SEMIANNUAL REPORT FOR THE PERIOD ENDED JUNE 30, 2006

An investor should consider a fund's investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information can be found in the fund's prospectus. Please call 1-888-311-4887 for a prospectus. Please read the prospectus carefully before you invest.

PROXY VOTING POLICIES, PROCEDURES AND RESULTS

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab's website at www.schwab.com/schwabfunds, the SEC's website at www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab's website at www.schwab.com/schwabfunds or the SEC's website at www.sec.gov.

MANAGEMENT'S DISCUSSION for the six months ended June 30, 2006

[PHOTO OF KAREN WIGGAN]

KAREN WIGGAN, a vice president of the investment adviser and senior portfolio manager, is responsible for the overall management of the portfolio. She joined the firm in 1987 and has worked in fixed income portfolio management since 1991.

THE INVESTMENT ENVIRONMENT AND THE FUND

After a volatile six months in the domestic markets, equity and fixed income funds ended the period with mixed returns. Several key issues dominated market discussions throughout the period, including slowing economic growth, inflation fears, U.S. Federal Reserve (the Fed) interest rate increases, and volatile crude oil prices.

The markets remained in a steady growth mode over the first quarter of 2006 and ended the period on a positive note. Volatility was up during the second quarter of the year, but remained lower than its historical norm. During the six-month report period, oil prices hit new record highs and the Fed continued to raise short-term interest rates to curb inflationary pressures, boosting its Fed Funds target rate four consecutive times during the six-month period and bringing the benchmark rate up to 5.25%. This was the 17th rate hike over the past two years.

Rising sharply in the second half of the report period, crude oil prices peaked in April at around $75 per barrel while domestic gasoline prices were above $3 a gallon. In recent months, crude oil prices climbed back in response to declining crude inventories and geopolitical concerns. Despite the volatility in energy prices, gains in productivity have remained strong and corporate earnings continue to rise. Reasonable valuations, a solid earnings season, and expectations that monetary policy tightening will soon come to an end, helped support the markets. Additionally, job and income growth remained positive, though they slowed during the report period. Moderate inflationary expectations and large foreign capital inflows helped to contain increases in long-term interest rates.

As noted above, the Fed continued its tightening cycle throughout the period, raising its Fed Funds target 0.25% at each of its four meetings. At the end of the six-month report period, the benchmark rate was up to 5.25%. As the Fed raised rates, the yield curve flattened and had brief periods of inversion. Historically, economic slowdowns or recessions have followed the inversion of the yield curve. Nonetheless, higher short-term rates succeeded in moving money fund yields higher, making them a more attractive investment vehicle. Following a strong start to 2006, economic growth has moderated over the past six months.

Rising interest rates have led to volatility in the equities markets and have weighed down bond returns. Meanwhile, money market funds enticed investors as the rise in short-term interest rates offered yields that have not been seen in years. The mixed messages that arose from the slowing economy and rising inflation have left investors puzzled about the direction of the Fed policy. The June 29 Federal Open Market Committee (FOMC) policy statement did little to alleviate uncertainty, as the Fed acknowledged slower growth while expressing concern about inflation risks.

IN THIS MARKET ENVIRONMENT, OUR STRATEGY WAS TO POSITION THE FUND FOR A CONTINUED RISE IN INTEREST RATES. The fund continued to maintain a shorter weighted average maturity (WAM) by focusing on shorter-term discount notes. Keeping the WAM short provided the flexibility to adapt and respond to the changes in rising money market rates. During the six-month reporting period, the supply of agency discount notes continued to decline. This was due to a reduced demand for short-term funding from the various government sponsored enterprises
(GSEs).

Nothing in this report represents a recommendation of a security by the investment adviser. Manager views and portfolio holdings may have changed since the report date.


                                                 Schwab Money Market Portfolio 1

MANAGEMENT'S DISCUSSION continued

PERFORMANCE AND PORTFOLIO FACTS as of 6/30/06

SEVEN-DAY YIELDS 1

The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.

--------------------------------------------------------------------------------
SEVEN-DAY YIELD                                                            4.66%
--------------------------------------------------------------------------------
SEVEN-DAY EFFECTIVE YIELD                                                  4.77%
--------------------------------------------------------------------------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN MORE CURRENT PERFORMANCE INFORMATION, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

STATISTICS

Money funds must maintain a dollar-weighted average maturity of no longer than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

--------------------------------------------------------------------------------
WEIGHTED AVERAGE MATURITY                                              41 days
--------------------------------------------------------------------------------
CREDIT QUALITY OF HOLDINGS % of portfolio                            100% Tier 1
--------------------------------------------------------------------------------

  AN INVESTMENT IN A MONEY FUND IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH MONEY FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY FUND.

  Portfolio holdings may have changed since the report date.

1 Portfolio yields do not reflect the additional fees and expenses imposed by the insurance company under the variable insurance product contract. If those contract fees and expenses were included, the yields would be less than those shown. Please refer to the variable insurance product prospectus for a complete listing of these expenses.


2 Schwab Money Market Portfolio

PORTFOLIO EXPENSES (unaudited)

EXAMPLES FOR A $1,000 INVESTMENT

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees; and, ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six-months beginning January 1, 2006 and held through June 30, 2006.

ACTUAL RETURN lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value / $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled "Expenses Paid During Period."

HYPOTHETICAL RETURN lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. If these transactional costs were included, your costs would have been higher.

                                                                                              ENDING
                                                                        BEGINNING          ACCOUNT VALUE             EXPENSES
                                                 EXPENSE RATIO 1      ACCOUNT VALUE      (Net of Expenses)      PAID DURING PERIOD 2
                                                 (Annualized)           at 1/1/06            at 6/30/06           1/1/06-6/30/06
------------------------------------------------------------------------------------------------------------------------------------
SCHWAB MONEY MARKET PORTFOLIO
  Actual Return                                      0.46%                $1,000             $1,021.01                  $2.31
  Hypothetical 5% Return                             0.46%                $1,000             $1,022.51                  $2.31

1 Based on the most recent six-month expense ratio; may differ from the expense ratio provided in Financial Highlights.

2 Expenses for the portfolio are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 days of the period, and divided by 365 days of the fiscal year.


                                                 Schwab Money Market Portfolio 3

SCHWAB MONEY MARKET PORTFOLIO

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

                                                       1/1/06-       1/1/05-       1/1/04-       1/1/03-       1/1/02-       1/1/01-
                                                      6/30/06*      12/31/05      12/31/04      12/31/03      12/31/02      12/31/01
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                  1.00          1.00          1.00          1.00          1.00          1.00
                                                      ------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                 0.02          0.03          0.01          0.01          0.01          0.04
                                                      ------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                 (0.02)        (0.03)        (0.01)        (0.01)        (0.01)        (0.04)
                                                      ------------------------------------------------------------------------------
Net asset value at end of period                        1.00          1.00          1.00          1.00          1.00          1.00
                                                      ------------------------------------------------------------------------------
Total return (%)                                        2.10 1        2.75          0.90          0.74          1.31          3.72

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses                                0.46 2        0.47          0.46          0.44          0.48          0.49
  Gross operating expenses                              0.47 2        0.47          0.46          0.44          0.48          0.50
  Net investment income                                 4.20 2        2.74          0.89          0.75          1.31          3.55
Net assets, end of period ($ x 1,000,000)                161           133           116           141           215           204

* Unaudited.

1 Not annualized.

2 Annualized.


4 See financial notes.

SCHWAB MONEY MARKET PORTFOLIO

PORTFOLIO HOLDINGS as of June 30, 2006 (Unaudited)

This section shows all the securities in the fund's portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund's most recent Form N-Q is also available by visiting Schwab's website at www.schwab.com/schwabfunds.

For fixed rate obligations, the rate shown is the effective yield at the time of purchase, except for U.S. Treasury notes, for which the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date and the maturity date shown is the next interest rate change date.

                                                        COST             VALUE
HOLDINGS BY CATEGORY                                  ($x1,000)        ($x1,000)
--------------------------------------------------------------------------------
 93.4%  FEDERAL AGENCY
        SECURITIES                                      150,447         150,447

  6.9%  OTHER INVESTMENTS                                11,080          11,080
--------------------------------------------------------------------------------
100.3%  TOTAL INVESTMENTS                               161,527         161,527

(0.3)%  OTHER ASSETS
        AND LIABILITIES                                                    (496)
--------------------------------------------------------------------------------
100.0%  NET ASSETS                                                      161,031

ISSUER                                              FACE AMOUNT         VALUE
RATE, MATURITY DATE                                 ($ x 1,000)      ($ x 1,000)
FEDERAL AGENCY SECURITIES 93.4% of net assets

DISCOUNT NOTES 93.4%
--------------------------------------------------------------------------------
FANNIE MAE
  4.86%, 07/05/06                                         2,000            1,999
  5.00%, 07/12/06                                         3,000            2,995
  4.93%, 07/17/06                                         1,240            1,237
  4.97%, 07/19/06                                         1,774            1,770
  4.98%, 07/19/06                                         2,000            1,995
  4.96%, 07/26/06                                         1,000              997
  4.99%, 07/26/06                                         1,900            1,893
  4.99%, 07/26/06                                         1,000              997
  5.21%, 07/26/06                                         1,000              996
  5.00%, 08/02/06                                         1,178            1,173
  5.01%, 08/02/06                                         1,071            1,066
  5.08%, 08/16/06                                         1,000              994
  5.27%, 08/16/06                                         6,190            6,149
  5.25%, 08/21/06                                         2,970            2,948
  5.30%, 08/23/06                                         4,000            3,969
  5.16%, 09/01/06                                         1,670            1,655
  5.17%, 09/06/06                                         2,000            1,981
  5.33%, 09/13/06                                         2,900            2,869
  5.35%, 09/13/06                                         1,000              989
FEDERAL FARM CREDIT BANK
  4.98%, 07/05/06                                         3,000            2,998
  5.08%, 07/14/06                                         4,000            3,993
  5.17%, 07/25/06                                         3,000            2,990
  4.96%, 07/26/06                                         2,000            1,993
  5.17%, 07/26/06                                         5,000            4,982
  5.18%, 07/28/06                                         1,548            1,542
  4.89%, 08/07/06                                         1,185            1,179
  4.99%, 08/11/06                                         1,000              994
  5.33%, 10/16/06                                         1,000              984
FEDERAL HOME LOAN BANK
  4.97%, 07/07/06                                         2,000            1,998
  4.90%, 07/14/06                                         3,512            3,506
  4.91%, 07/14/06                                         2,500            2,496
  4.92%, 07/19/06                                         2,000            1,995
  4.95%, 07/19/06                                         1,000              998
  4.98%, 07/19/06                                         1,060            1,057
  5.25%, 08/02/06                                         1,075            1,070
  5.01%, 08/04/06                                         3,000            2,986
  5.26%, 08/16/06                                         1,118            1,111
  5.24%, 08/18/06                                         2,000            1,986
  5.26%, 08/25/06                                         1,500            1,488
  5.16%, 09/08/06                                         5,000            4,951
  5.17%, 09/13/06                                         2,000            1,979


                                                          See financial notes. 5

SCHWAB MONEY MARKET PORTFOLIO

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                              FACE AMOUNT         VALUE
RATE, MATURITY DATE                                 ($ x 1,000)      ($ x 1,000)
  5.23%, 09/13/06                                         5,000            4,947
  5.27%, 09/15/06                                         4,768            4,716
FREDDIE MAC
  4.86%, 07/03/06                                         1,129            1,129
  5.00%, 07/11/06                                         1,000              999
  4.95%, 07/18/06                                         1,000              998
  4.88%, 07/25/06                                         1,355            1,351
  4.90%, 07/25/06                                         2,000            1,994
  4.97%, 07/25/06                                         2,216            2,209
  5.21%, 07/31/06                                         1,900            1,892
  4.94%, 08/04/06                                         1,095            1,090
  4.95%, 08/04/06                                         1,070            1,065
  5.23%, 08/08/06                                         2,700            2,685
  5.25%, 08/08/06                                         1,000              995
  5.27%, 08/22/06                                         1,000              992
  5.27%, 08/30/06                                         1,123            1,113
  5.29%, 09/05/06                                         6,445            6,383
  5.30%, 09/05/06                                         1,565            1,550
  5.33%, 09/05/06                                         3,000            2,971
  5.23%, 09/18/06                                         1,067            1,055
  5.33%, 09/19/06                                         2,550            2,520
  5.22%, 11/14/06                                         2,000            1,961
TENNESSEE VALLEY AUTHORITY
  4.94%, 07/06/06                                         3,000            2,998
  5.03%, 07/20/06                                         3,000            2,992
  5.18%, 08/03/06                                         4,000            3,981
  5.25%, 09/14/06                                         6,000            5,935
  5.25%, 09/14/06                                         2,000            1,978
                                                                     -----------
                                                                         150,447
                                                                     -----------

ISSUER                                            MATURITY AMOUNT       VALUE
RATE, MATURITY DATE                                 ($ x 1,000)      ($ x 1,000)
OTHER INVESTMENTS 6.9% of net assets

REPURCHASE AGREEMENTS 6.9%
--------------------------------------------------------------------------------
CREDIT SUISSE FIRST BOSTON L.L.C.
Tri-Party Repurchase Agreement
  Collateralized by U.S. Treasury
  Securities with a value of $11,305
  4.50%, issued 06/30/06,
  due 07/03/06                                           11,084           11,080

END OF INVESTMENTS.

At 06/30/06, the cost of the fund's investments was $161,527.


6 See financial notes.

SCHWAB MONEY MARKET PORTFOLIO

Statement of
ASSETS AND LIABILITIES

As of June 30, 2006; unaudited. All numbers x 1,000 except NAV.

ASSETS
--------------------------------------------------------------------------------
Investments, at cost and value                                         $150,447
Repurchase agreements, at cost and value                                 11,080
Receivables:
  Fund shares sold                                                          668
  Interest                                                          +         1
                                                                    ------------
TOTAL ASSETS                                                            162,196

LIABILITIES
--------------------------------------------------------------------------------
Payables:
  Dividends to shareholders                                                 301
  Fund shares redeemed                                                      824
  Investment adviser and administrator fees                                   5
  Trustees' fees                                                              3
Accrued expenses                                                    +        32
                                                                    ------------
TOTAL LIABILITIES                                                         1,165

NET ASSETS
--------------------------------------------------------------------------------
TOTAL ASSETS                                                            162,196
TOTAL LIABILITIES                                                   -     1,165
                                                                    ------------
NET ASSETS                                                             $161,031

NET ASSETS BY SOURCE
Capital received from investors                                         161,044
Net realized capital losses                                                 (13)

NET ASSET VALUE (NAV)

                 SHARES
NET ASSETS    /  OUTSTANDING    =    NAV
$161,031         161,078             $1.00


                                                          See financial notes. 7

SCHWAB MONEY MARKET PORTFOLIO

Statement of
OPERATIONS

For January 1, 2006 through June 30, 2006; unaudited. All numbers x 1,000.

INVESTMENT INCOME
--------------------------------------------------------------------------------
Interest                                                                  $3,126

EXPENSES
--------------------------------------------------------------------------------
Investment adviser and administrator fees                                    255
Trustees' fees                                                                11
Custodian fees                                                                 7
Portfolio accounting fees                                                     10
Professional fees                                                              4
Shareholder reports                                                           23
Other expenses                                                         +       2
                                                                       ---------
Total expenses                                                               312
Custody credits                                                        -       1
                                                                       ---------
NET EXPENSES                                                                 311

INCREASE IN NET ASSETS FROM OPERATIONS
--------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                    3,126
NET EXPENSES                                                           -     311
NET INVESTMENT INCOME                                                      2,815
                                                                       ---------
INCREASE IN NET ASSETS FROM OPERATIONS                                    $2,815


8 See financial notes.

SCHWAB MONEY MARKET PORTFOLIO

Statements of
CHANGES IN NET ASSETS

For the current and prior report periods. All numbers x 1,000.
Figures for current period are unaudited.

OPERATIONS
--------------------------------------------------------------------------------
                                            1/1/06-6/30/06      1/1/05-12/31/05
Net investment income                               $2,815               $3,417
                                            ------------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS               2,815                3,417

DISTRIBUTIONS PAID
--------------------------------------------------------------------------------
Dividends from net investment income                 2,815                3,417

TRANSACTIONS IN FUND SHARES*
--------------------------------------------------------------------------------
Shares sold                                        153,488              150,665
Shares reinvested                                    2,526                3,417
Shares redeemed                                  +(128,029)            (137,096)
                                            ------------------------------------
NET TRANSACTIONS IN FUND SHARES                     27,985               16,986

NET ASSETS
--------------------------------------------------------------------------------
Beginning of period                                133,046              116,060
Total increase                                     +27,985               16,986
                                            ------------------------------------
END OF PERIOD                                     $161,031             $133,046

* Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.


                                                          See financial notes. 9

SCHWAB MONEY MARKET PORTFOLIO

FINANCIAL NOTES, unaudited.

Unless stated, all dollar amounts are x 1,000.

1. BUSINESS STRUCTURE OF THE FUND

Schwab Money Market Portfolio is a series of Schwab Annuity Portfolios, a no-load, open-end management investment company. The company is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended. The list below shows all the funds in the trust including the fund in this report, which is highlighted:

SCHWAB ANNUITY PORTFOLIOS
Organized January 21, 1994

  SCHWAB MONEY MARKET PORTFOLIO
  Schwab MarketTrack Growth Portfolio II
  Schwab S&P 500 Index Portfolio

Schwab Money Market Portfolio offers one share class. Shares are bought and sold at $1.00 per share. Each share has a par value of 1/1,000 of a cent, and the trustees may issue as many shares as necessary.

The fund is intended as an investment vehicle for variable annuity contracts and variable life insurance policies to be offered by separate accounts of participating life insurance companies and for pension and retirement plans qualified under the Internal Revenue Code of 1986, as amended.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies the fund uses in its operations and in the preparation of financial statements:

(A) SECURITY VALUATION:

The fund values the securities in its portfolio at amortized cost, which approximates market value.

(B) PORTFOLIO INVESTMENTS:

DELAYED-DELIVERY: The fund may buy securities on a delayed-delivery basis. In these transactions, the fund agrees to buy a security for a stated price, with settlement generally occurring within two weeks. If the security's value falls before settlement occurs, the fund could end up paying more for the security than its market value at the time of settlement. The fund has set aside sufficient securities as collateral for those securities bought on a delayed-delivery basis.

REPURCHASE AGREEMENTS: The fund may enter into repurchase agreements. In a repurchase agreement, the fund buys a security from another party (usually a financial institution) with the agreement that it be sold back in the future. The date, price and other conditions are all specified when the agreement is created. Any repurchase agreements with due dates later than seven days from issue dates may be subject to seven day put features for liquidity purposes.

SCHWAB MONEY MARKET PORTFOLIO

Unless stated, all dollar amounts are x 1,000.

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

The fund's repurchase agreements will be fully collateralized by U.S. government securities. All collateral is held by the fund's custodian (or, with tri-party agreements, the agent's bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement.

(C) SECURITY TRANSACTIONS:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.

(D) INCOME, EXPENSES AND DISTRIBUTIONS:

Interest income is recorded as it accrues. If the fund buys a debt security at a discount (that is, for less than face value) or a premium (more than face value), it amortizes the discount or premium from the current date to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium to the security's call date and price, rather than the maturity date and price.

Expenses that are specific to a fund are charged directly to that fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

The fund declares dividends every day it is open for business. These dividends, which are equal to a fund's net investment income for that day, are paid out to the insurance company separate accounts once a month. The fund may make distributions from any net realized capital gains once a year.

The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund also keeps certain assets in segregated accounts, as may be required by securities law.

(E) BORROWING:

The fund may borrow money from banks and custodians. The fund may obtain temporary bank loans through the trust to which the fund belongs to use for meeting shareholder redemptions or for extraordinary or emergency purposes. The trust has custodian overdraft facilities and line of credit arrangements of $150 million and $100 million with PNC Bank, N.A., and Bank of America, N.A., respectively. The fund pays interest on the amounts it borrows at rates that are negotiated periodically. There was no borrowing for the fund during the period.

(F) ACCOUNTING ESTIMATES:

The accounting policies described in this report conform with accounting principles generally accepted in the United States of America. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It's possible that once the results are known, they may turn out to be different from these estimates.

(G) INDEMNIFICATION:

Under the fund's organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss to be remote.

SCHWAB MONEY MARKET PORTFOLIO

Unless stated, all dollar amounts are x 1,000.

3. AFFILIATES AND AFFILIATED TRANSACTIONS

Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund's investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (Advisory Agreement) between it and the trust. Charles Schwab & Co., Inc. ("Schwab") is an affiliate of the investment adviser and is the trust's shareholder services agent and transfer agent.

For its advisory and administrative services to the fund, the investment adviser is entitled to receive an annual fee payable monthly based on the fund's average daily net assets described as follows:

     AVERAGE DAILY NET ASSETS
     ------------------------
         First $1  billion             0.38%
         Over  $1  billion             0.35%
         Over  $10 billion             0.32%
         Over  $20 billion             0.30%
         Over  $40 billion             0.27%

Schwab does not charge the fund for transfer agent and shareholder services fees.

Although these agreements specify certain fees for these services, CSIM and Schwab have made additional agreements with the fund to limit the total expenses charged, excluding interest, taxes and certain non-routine expenses to 0.50% through April 29, 2007.

The fund may make direct transactions with certain other Schwab Funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers. For the period ended June 30, 2006, the fund had no security transactions with other Schwab Funds.

Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions within the Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds. There was no interfund borrowing or lending activity for the fund during the period.

Trustees may include people who are officers and/ or directors of the investment adviser or Schwab. Federal securities law limits the percentage of such "interested persons" who may serve on a trust's board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but it did pay non-interested persons (independent trustees), as noted in the fund's Statement of Operations.

4. FEDERAL INCOME TAXES

The fund intends to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the fund distributes substantially all of its net investment income and realized net capital gains (if any) to the participating insurance company separate accounts each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax. As of December 31, 2005, the fund had no undistributed earnings on a tax basis.

SCHWAB MONEY MARKET PORTFOLIO

Unless stated, all dollar amounts are x 1,000.

4. FEDERAL INCOME TAXES (CONTINUED)

As of December 31, 2005, the fund had capital loss carry forwards available to offset future net capital gains before the expiration date:

         EXPIRE
          2006                           $3
          2007                            9
          2008                            1
                                        ---
          TOTAL                         $13
                                        ---

The tax-basis components of distributions for the fiscal year ended December 31, 2005 were:

From ordinary income                 $3,417
From long-term capital gains             --
From return of capital                   --

The permanent book and tax basis differences may result in reclassifications between capital account and other accounts as required. The adjustments will have no impact on net assets or the results of operations. As of December 31, 2005, the fund made the following reclassifications:

Capital received from investors         ($1)
Net realized capital losses              $1

INVESTMENT ADVISORY AGREEMENT APPROVAL

The Investment Company Act of 1940 (the "1940 Act") requires that initial approval of, as well as the continuation of, a fund's investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or "interested persons" of any party (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund's trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the advisory agreement. In addition, the Securities and Exchange Commission (the "SEC") takes the position that, as part of their fiduciary duties with respect to fund fees, fund boards are required to evaluate the material factors applicable to a decision to approve an investment advisory agreement.

Consistent with these responsibilities, the Board of Trustees (the "Board") calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement between Schwab Annuity Portfolios (the "Trust") and CSIM (the "Agreement") with respect to existing funds in the Trust, including the Schwab Money Market Portfolio, and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about CSIM's affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the funds that the Board reviews during the course of each year, including information that relates to fund operations and fund performance. The trustees also receive a memorandum from fund counsel regarding the responsibilities of trustees for the approval of investment advisory contracts. In addition, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive session outside the presence of fund management and participate in question and answer sessions with representatives of CSIM.

The Board, including a majority of the Independent Trustees, considered information specifically relating to the continuance of the Agreement at meetings held on May 2, 2006, May 24, 2006 and June 12, 2006, and approved the renewal of the Agreement for an additional one year term at the meeting held on June 12, 2006. The Board's approval of the Agreement was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:

1. the nature, extent and quality of the services provided to the funds under the Agreement, including the resources of CSIM and its affiliates dedicated to the funds;

2. each fund's investment performance and how it compared to that of certain other comparable mutual funds;

3. each fund's expenses and how those expenses compared to those of certain other comparable mutual funds;

4. the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. ("Schwab"), with respect to each fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and

5. the extent to which economies of scale would be realized as the funds grow and whether fee levels in the Agreement reflect those economies of scale for the benefit of fund investors.

   NATURE, EXTENT AND QUALITY OF SERVICES. The Board considered the nature, extent and quality of the services provided by CSIM to the funds and the resources of CSIM and its affiliates dedicated to the funds. In this regard, the trustees evaluated, among other things, CSIM's personnel, experience, track record and compliance program. The trustees considered the role of unaffiliated insurance companies in the distribution of the funds. The information considered by the trustees included specific information concerning changes in the nature, extent and quality of services provided by CSIM since the trustees had last considered approval of the Agreement. The trustees also considered Schwab's excellent reputation as a full service brokerage firm and its overall financial condition, and how this affects the success of the funds. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the funds and the resources of CSIM and its affiliates dedicated to the funds supported renewal of the Agreement.

   FUND PERFORMANCE. The Board considered fund performance in determining whether to renew the Agreement. Specifically, the trustees considered each fund's performance relative to a peer group of other mutual funds and appropriate indices/benchmarks, in light of total return, yield, when applicable, and market trends. As part of this review, the trustees considered the composition of the peer group, selection criteria and the reputation of the third party who prepared the peer group analysis. In evaluating the performance of each fund, the trustees considered both risk and shareholder risk expectations for such fund and the appropriateness of the benchmark used to compare the performance of each fund. The trustees further considered the level of fund performance in the context of its review of fund expenses and adviser profitability discussed below. Following such evaluation the Board concluded, within the context of its full deliberations, that the performance of the funds supported renewal of the Agreement.

   FUND EXPENSES. With respect to the funds' expenses, the trustees considered the rate of compensation called for by the Agreement, and each fund's net operating expense ratio, in each case, in comparison to those of other comparable mutual funds, such peer groups and comparisons having been selected and calculated by an independent third party. The trustees considered the effects of CSIM's and Schwab's historical practice of voluntarily waiving management and other fees to prevent total fund expenses from exceeding a specified cap. The trustees also considered fees charged by CSIM to other mutual funds and to other types of accounts, such as wrap accounts and offshore funds, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts, and the unique insurance dedicated distribution arrangements of the funds as compared to other funds managed by CSIM. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the funds are reasonable and supported renewal of the Agreement.

   PROFITABILITY. With regard to profitability, the trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly. In this connection, the trustees reviewed management's profitability analyses, together with certain commentary thereon from an independent accounting firm. The trustees also considered any other benefits derived by CSIM from its relationship with the funds, such as whether, by virtue of its management of the Funds, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The trustees considered whether the varied levels of compensation and profitability under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to each fund by CSIM and its affiliates. The Board also con-sidered information relating to changes to CSIM's cost structure, including cost savings, technology investments and increased operating efficiencies and how these changes affected CSIM's profitability under the Agreement. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM is reasonable and supported renewal of the Agreement.

   ECONOMIES OF SCALE. The trustees considered the existence of any economies of scale and whether those are passed along to a fund's shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by CSIM and its affiliates. In this regard, and consistent with their consideration of fund expenses, the trustees considered that CSIM and Schwab have previously committed resources to minimize the effects on shareholders of diseconomies of scale during periods when fund assets were relatively small through their contractual expense waivers. For example, such diseconomies of scale may particularly affect newer funds or funds with investment strategies that are from time to time out of favor, but shareholders may benefit from the continued availability of such funds at subsidized expense levels. The trustees also considered CSIM's agreement to contractual investment advisory fee schedules that include lower fees at higher graduated asset levels. The Board also considered certain commitments by CSIM and Schwab that are designed to pass along potential economies of scale to fund shareholders. Specifically, the Board considered CSIM and Schwab's commitments, which may be changed only with Board approval: (i) to reduce contractual advisory fees or add breakpoints for certain funds, and
   (ii) to implement, by means of expense limitation agreement, reductions in net overall expenses for certain funds. Based on this evaluation, and in consideration of the commitments made by CSIM and Schwab as discussed above, the Board concluded, within the context of its full deliberations, that the funds obtain reasonable benefit from economies of scale.

In the course of their deliberations, the trustees did not identify any particular information or factor that was all-important or controlling. Based on the trustees' deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the continuation of the Agreement and concluded that the compensation under the Agreement is fair and reasonable in light of such services and expenses and such other matters as the trustees have considered to be relevant in the exercise of their reasonable judgment.

TRUSTEES AND OFFICERS

The tables below give information about the trustees and officers for The Schwab Annuity Portfolios, which includes the fund covered in this report. The "Fund Complex" includes The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust, Laudus Variable Insurance Trust, Excelsior Funds, Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust. As of June 30, 2006, the Fund Complex included 98 funds.

The address for all trustees and officers is 101 Montgomery Street, San Francisco, CA 94104. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

INDEPENDENT TRUSTEES

NAME, YEAR OF BIRTH,                                                   NUMBER OF
AND POSITION(S) WITH                                                   PORTFOLIOS IN
THE TRUST; (TERM OF                                                    FUND COMPLEX
OFFICE, AND LENGTH OF       PRINCIPAL OCCUPATIONS                      OVERSEEN BY
TIME SERVED 1)              DURING THE PAST FIVE YEARS                 THE TRUSTEE      OTHER DIRECTORSHIPS
------------------------------------------------------------------------------------------------------------------------------------
MARIANN BYERWALTER          Chairman of JDN Corporate Advisory              98          Board 1--Director, Redwood Trust, Inc.
1960                        LLC. From 1996 to 2001, Vice                                Board 2--Director, PMI Group, Inc.
Trustee                     President for Business Affairs and
(Trustee of The Schwab      Chief Financial Officer of Stanford
Annuity Portfolios since    University, and in 2001, Special
2000.)                      Advisor to the President of Stanford
                            University.
------------------------------------------------------------------------------------------------------------------------------------
DONALD F. DORWARD           Chief Executive Officer, Dorward &              57          None.
1931                        Associates (corporate management,
Trustee                     marketing and communications con-
(Trustee of The Schwab      sulting firm). From 1996-1999,
Annuity Portfolios since    Executive Vice President and
1989.)                      Managing Director, Grey Advertising.
                            Prior to 1996, President and Chief
                            Executive Officer, Allen & Dorward
                            Advertising.
------------------------------------------------------------------------------------------------------------------------------------
WILLIAM A. HASLER           Retired. Dean Emeritus, Haas School             98          Board 1--Director, Aphton Corp.
1941                        of Business, University of California,                      Board 2--Director, Mission West Properties
Trustee                     Berkeley. Until February 2004, Co-                          Board 3--Director, TOUSA
(Trustee of The Schwab      Chief Executive Officer, Aphton Corp.                       Board 4--Director, Stratex Networks
Annuity Portfolios since    (bio-pharmaceuticals). Prior to August                      Board 5--Director, Genitope Corp.
2000.)                      1998, Dean of the Haas School of                            Board 6--Director & Non-Executive
                            Business, University of California,                         Chairman, Solectron Corp.
                            Berkeley (higher education).                                Board 7--Director, Ditech Communications
                                                                                        Corp.

INDEPENDENT TRUSTEES continued

NAME, YEAR OF BIRTH,                                                   NUMBER OF
AND POSITION(S) WITH                                                   PORTFOLIOS IN
THE TRUST; (TERM OF                                                    FUND COMPLEX
OFFICE, AND LENGTH OF       PRINCIPAL OCCUPATIONS                      OVERSEEN BY
TIME SERVED 1)              DURING THE PAST FIVE YEARS                 THE TRUSTEE      OTHER DIRECTORSHIPS
------------------------------------------------------------------------------------------------------------------------------------
ROBERT G. HOLMES            Chairman, Chief Executive Officer               57          None.
1931                        and Director, Semloh Financial, Inc.
Trustee                     (international financial services and
(Trustee of The Schwab      investment advisory firm).
Annuity Portfolios since
1989.)
------------------------------------------------------------------------------------------------------------------------------------
GERALD B. SMITH             Chairman and Chief Executive                    57          Board 1--Board of Cooper Industries
1950                        Officer and founder of Smith                                Board 2--Chairman of the Audit
Trustee                     Graham & Co. (investment advisors).                         Committee of Northern Border Partners,
(Trustee of The Schwab                                                                  M.L.P.
Annuity Portfolios since
2000.)
------------------------------------------------------------------------------------------------------------------------------------
DONALD R. STEPHENS          Managing Partner, D.R. Stephens &               57          None.
1938                        Company (investments). Prior to
Trustee                     1996, Chairman and Chief
(Trustee of The Schwab      Executive Officer of North American
Annuity Portfolios since    Trust (real estate investment trust).
1989.)
------------------------------------------------------------------------------------------------------------------------------------
MICHAEL W. WILSEY           Chairman and Chief Executive                    57          None.
1943                        Officer, Wilsey Bennett, Inc. (real
Trustee                     estate investment and management,
(Trustee of The Schwab      and other investments).
Annuity Portfolios since
1989.)

INTERESTED TRUSTEES

NAME, YEAR OF BIRTH,                                                   NUMBER OF
AND POSITION(S) WITH                                                   PORTFOLIOS IN
THE TRUST; (TERM OF                                                    FUND COMPLEX
OFFICE, AND LENGTH OF       PRINCIPAL OCCUPATIONS                      OVERSEEN BY
TIME SERVED 1)              DURING THE PAST FIVE YEARS                 THE TRUSTEE      OTHER DIRECTORSHIPS
------------------------------------------------------------------------------------------------------------------------------------
CHARLES R. SCHWAB 2         Chairman, Chief Executive Officer               57          None.
1937                        and Director, The Charles Schwab
Chairman and Trustee        Corporation, Charles Schwab & Co.,
(Chairman and Trustee       Inc.; Chairman and Director, Charles
of The Schwab Annuity       Schwab Investment Management,
Portfolios since 1989.)     Inc., Charles Schwab Bank, N. A.;
                            Chairman and Chief Executive
                            Officer, Schwab (SIS) Holdings Inc. I,
                            Schwab International Holdings, Inc.;
                            Chief Executive Officer and Director,
                            Schwab Holdings, Inc.; Director, U.S.
                            Trust Company, N. A., U.S. Trust
                            Corporation, United States Trust
                            Company of New York. Until May
                            2003, Co-Chief Executive Officer,
                            The Charles Schwab Corporation.
------------------------------------------------------------------------------------------------------------------------------------
RANDALL W. MERK 2           Executive Vice President and                    98          None.
1954                        President, Schwab Financial
Trustee                     Products, Charles Schwab & Co.,
(Trustee of The Schwab      Inc.; Director, Charles Schwab Asset
Annuity Portfolios since    Management (Ireland) Limited and
2005.)                      Charles Schwab Worldwide Funds
                            PLC. From September 2002 to July
                            2004, Chief Executive Officer and
                            President, Charles Schwab
                            Investment Management, Inc. and
                            Executive Vice President, Charles
                            Schwab & Co., Inc. Prior to
                            September 2002, President and
                            Chief Investment Officer, American
                            Century Investment Management,
                            and Director, American Century
                            Companies, Inc.

OFFICERS OF THE TRUST

NAME, YEAR OF BIRTH, AND POSITION(S)
WITH THE TRUST; (TERM OF OFFICE, AND
LENGTH OF TIME SERVED 3)                     PRINCIPAL OCCUPATIONS DURING THE PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------------------
EVELYN DILSAVER                              President, Chief Executive Officer, and Director, Charles Schwab Investment
1955                                         Management, Inc.; Executive Vice President, Charles Schwab & Co., Inc; President
President and Chief Executive Officer        and Chief Executive Officer, Laudus Trust and Laudus Variable Insurance Trust;
(Officer of The Schwab Annuity               President, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior
Portfolios since 2004.)                      Funds Trust; President, Mutual Fund Division, UST Advisers, Inc. From June 2003
                                             to July 2004, Senior Vice President, Asset Management Products and Services,
                                             Charles Schwab & Co., Inc. Prior to June 2003, Executive Vice President, Chief
                                             Financial Officer, and Chief Administrative Officer, U.S. Trust, a subsidiary of The
                                             Charles Schwab Corporation.
------------------------------------------------------------------------------------------------------------------------------------
STEPHEN B. WARD                              Director, Senior Vice President and Chief Investment Officer, Charles Schwab
1955                                         Investment Management, Inc.; Chief Investment Officer, The Charles Schwab
Senior Vice President and Chief              Trust Company.
Investment Officer
(Officer of The Schwab Annuity
Portfolios since 1991.)
------------------------------------------------------------------------------------------------------------------------------------
GEORGE PEREIRA                               Senior Vice President and Chief Financial Officer, Charles Schwab Investment
1964                                         Management, Inc.; Chief Financial Officer, Laudus Trust and Laudus Variable
Treasurer and Principal Financial Officer    Insurance Trust; Chief Financial Officer and Chief Accounting Officer, Excelsior
(Officer of The Schwab Annuity               Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust; Chief
Portfolios since 2004.)                      Financial Officer, Mutual Fund Division, UST Advisors, Inc. Director, Charles
                                             Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland)
                                             Limited. From December 1999 to November 2004, Sr. Vice President, Financial
                                             Reporting, Charles Schwab & Co., Inc.
------------------------------------------------------------------------------------------------------------------------------------
KIMON DAIFOTIS                               Senior Vice President and Chief Investment Officer--Fixed Income, Charles
1959                                         Schwab Investment Management, Inc. Prior to 2004, Vice President and Sr.
Senior Vice President and Chief              Portfolio Manager, Charles Schwab Investment Management, Inc.
Investment Officer--Fixed Income
(Officer of The Schwab Annuity
Portfolios since 2004.)
------------------------------------------------------------------------------------------------------------------------------------
JEFFREY MORTIMER                             Senior Vice President and Chief Investment Officer--Equities, Charles Schwab
1963                                         Investment Management, Inc.; Vice President and Chief Investment Officer,
Senior Vice President and Chief              Laudus Trust and Laudus Variable Insurance Trust. Prior to 2004, Vice President
Investment Officer--Equities                 and Sr. Portfolio Manager, Charles Schwab Investment Management, Inc.
(Officer of The Schwab Annuity
Portfolios since 2004.)

OFFICERS OF THE TRUST continued

NAME, YEAR OF BIRTH, AND POSITION(S)
WITH THE TRUST; (TERM OF OFFICE, AND
LENGTH OF TIME SERVED 3)                     PRINCIPAL OCCUPATIONS DURING THE PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------------------
RANDALL FILLMORE                             Senior Vice President and Chief Compliance Officer, Charles Schwab Investment
1960                                         Management, Inc.; Senior Vice President Charles Schwab & Co., Inc.; Chief
Chief Compliance Officer and AML             Compliance Officer, Laudus Trust and Laudus Variable Insurance Trust; Chief
Officer                                      Compliance Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and
(Officer of The Schwab Annuity               Excelsior Funds Trust. From 2002 to 2003, Vice President, Charles Schwab & Co.,
Portfolios since 2002.)                      Inc., and Charles Schwab Investment Management, Inc. From 2000 to 2002, Vice
                                             President, Internal Audit, Charles Schwab & Co., Inc.
------------------------------------------------------------------------------------------------------------------------------------
KOJI E. FELTON                               Senior Vice President, Chief Counsel and Corporate Secretary, Charles Schwab
1961                                         Investment Management, Inc.; Senior Vice President and Deputy General Counsel,
Secretary and Chief Legal Officer            Charles Schwab & Co., Inc.; Chief Legal Officer, Laudus Trust and Laudus Variable
(Officer of The Schwab Annuity               Insurance Trust; Chief Legal Officer, Excelsior Funds Inc., Excelsior Tax-Exempt
Portfolios since 1998.)                      Funds, Inc., and Excelsior Funds Trust. Prior to June 1998, Branch Chief in
                                             Enforcement at U.S. Securities and Exchange Commission in San Francisco.

1 Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds retirement policy requires that independ-ent trustees elected after January 1, 2000 retire at age 72 or after twenty years of service as a trustee, whichever comes first. Independent trustees elected prior to January 1, 2000 will retire on the following schedule:
  Messrs. Holmes and Dorward will retire on December 31, 2007, and Messrs. Stephens and Wilsey will retire on December 31, 2010.

2 In addition to their employment with the investment adviser and the distributor, Messrs. Schwab and Merk also own stock of The Charles Schwab Corporation. Mr. Schwab and Mr. Merk are Interested Trustees because they are employees of Schwab and/or the adviser.

3 The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each other officer serves at the pleasure of the Board.

                        [CHARLES SCHWAB LOGO]

LARGE-CAP BLEND

                        SCHWAB MARKETTRACK
                        GROWTH PORTFOLIO II(TM)

                        BALANCED

                        SEMIANNUAL REPORT FOR THE PERIOD ENDED JUNE 30, 2006

An investor should consider a fund's investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information can be found in the fund's prospectus. Please call 1-888-311-4887 for a prospectus. Please read the prospectus carefully before you invest.

PROXY VOTING POLICIES, PROCEDURES AND RESULTS

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab's website at www.schwab.com/schwabfunds, the SEC's website at www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab's website at www.schwab.com/schwabfunds or the SEC's website at www.sec.gov.

The industry/sector classification of the fund's portfolio holdings uses the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's. GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.

MANAGEMENT'S DISCUSSION for the six months ended June 30, 2006

[PHOTO OF LARRY MANO]

LARRY MANO, a vice president and senior portfolio manager of the investment adviser, is responsible for the overall management of the portfolio. Prior to joining the firm in 1998, he worked for 20 years in equity management.

[PHOTO OF TOM BROWN]

TOM BROWN, an associate portfolio manager of the investment adviser, is a day-to-day manager of the equity portions of the portfolio. He joined Schwab in 1995, became a trader in 1999, and was named to his current position in 2004.

THE INVESTMENT ENVIRONMENT AND THE FUND

After a volatile six months in the domestic markets, equity and fixed income funds ended the period with mixed returns. Several key issues dominated market discussions throughout the period, including slowing economic growth, inflation fears, U.S. Federal Reserve (the Fed) interest rate increases, and volatile crude oil prices.

The markets remained in a steady growth mode over the first quarter of 2006 and ended the period on a positive note. Volatility was up during the second quarter of the year, but remained lower than its historical norm. During the six-month report period, oil prices hit new record highs and the Fed continued to raise short-term interest rates to curb inflationary pressures, boosting its Fed Funds target rate four consecutive times during the six-month period and bringing the benchmark rate up to 5.25%. This was the 17th rate hike over the past two years.

Rising sharply in the second half of the report period, crude oil prices peaked in April at around $75 per barrel while domestic gasoline prices were above $3 a gallon. In recent months, crude oil prices climbed back in response to declining crude inventories and geopolitical concerns. Despite the volatility in energy prices, gains in productivity have remained strong and corporate earnings continue to rise. Reasonable valuations, a solid earnings season, and expectations that monetary policy tightening will soon come to an end, helped support the markets. Additionally, job and income growth remained positive, though they slowed during the report period. Moderate inflationary expectations and large foreign capital inflows helped to contain increases in long-term interest rates.

As noted above, the Fed continued its tightening cycle throughout the period, raising its Fed Funds target 0.25% at each of its four meetings. As the Fed raised rates, the yield curve flattened and had brief periods

ASSET CLASS PERFORMANCE COMPARISON % returns during the report period

This graph compares the performance of various asset classes during the report period. Final performance figures for the period are in the key below.

 2.21% THREE-MONTH U.S. TREASURY BILLS (T-BILLS): measures short-term U.S. Treasury obligations

-0.72%  LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX: measures the U.S. bond market

 2.71%  S&P 500(R) INDEX: measures U.S. large-cap stocks

 8.21%  RUSSELL 2000(R) INDEX: measures U.S. small-cap stocks

10.16% MSCI EAFE(R) INDEX: measures (in U.S. dollars) large-cap stocks in Europe, Australasia and the Far East

[LINE GRAPH]

                        THREE-MONTH           LEHMAN BROTHERS                           RUSSELL        MSCI
                    U.S. TREASURY BILLS        U.S. AGGREGATE          S&P 500(R)       2000(R)       EAFE(R)
                         (T-BILLS)               BOND INDEX              INDEX           INDEX         INDEX
   31-Dec-05                0.00                    0.00                  0.00           0.00          0.00
    6-Jan-06                0.05                    0.26                  3.02           3.90          5.12
   13-Jan-06                0.12                    0.52                  3.22           5.26          4.71
   20-Jan-06                0.21                    0.57                  1.13           4.70          2.71
   27-Jan-06                0.28                    0.04                  2.94           8.82          5.74
    3-Feb-06                0.36                   -0.02                  1.41           7.65          4.74
   10-Feb-06                0.43                   -0.22                  1.70           6.61          3.97
   17-Feb-06                0.52                    0.13                  3.38           8.69          4.02
   24-Feb-06                0.60                    0.16                  3.61           9.54          5.79
    3-Mar-06                0.69                   -0.27                  3.49           9.84          5.51
   10-Mar-06                0.77                   -0.50                  3.07           8.06          5.22
   17-Mar-06                0.86                    0.01                  5.18          11.03          8.89
   24-Mar-06                0.94                    0.08                  4.84          12.19          8.69
   31-Mar-06                1.03                   -0.65                  4.21          13.94          9.40
    7-Apr-06                1.11                   -0.98                  4.31          12.62         11.15
   14-Apr-06                1.19                   -1.23                  3.82          11.89          9.88
   21-Apr-06                1.30                   -0.86                  5.62          15.03         13.93
   28-Apr-06                1.41                   -0.83                  5.61          13.92         14.62
    5-May-06                1.47                   -0.98                  6.85          16.51         17.90
   12-May-06                1.56                   -1.32                  4.15          10.67         16.70
   20-May-05                1.66                   -0.72                  2.24           7.72         10.49
   27-May-05                1.75                   -0.65                  3.33           8.78         11.01
    3-Jun-05                1.84                   -0.26                  4.03           9.98         11.98
   10-Jun-05                1.93                   -0.22                  1.17           4.62          5.52
   17-Jun-05                2.02                   -0.86                  1.14           3.42          4.84
   24-Jun-05                2.12                   -1.32                  0.60           2.99          5.34
   30-Jun-06                2.21                   -0.72                  2.71           8.21         10.16

These figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Remember that past performance is not an indication of future results.

Data source: Charles Schwab & Co., Inc.

Source of Sector Classification: S&P and MSCI.


                                        Schwab MarketTrack Growth Portfolio II 1

MANAGEMENT'S DISCUSSION continued

[PHOTO OF MATTHEW HASTINGS]

MATTHEW HASTINGS, CFA, a vice president and senior portfolio manager of the investment adviser, has day-to-day responsibility for the co-management of the bond and cash portions of the portfolio. He joined the firm in 1999 and has worked in fixed-income and asset management since 1996.

[PHOTO OF STEVEN HUNG]

STEVEN HUNG, a director and portfolio manager of the investment adviser, has day-to-day responsibility for the co-management for the bond and cash portions of the portfolio. He joined the firm in 1998 and has worked in fixed-income asset management since 1999.

of inversion. Historically, economic slowdowns or recessions have followed the inversion of the yield curve. Following a strong start to 2006, economic growth has moderated over the past six months.

Despite rising interest rates and soaring energy prices, the S&P 500 Index 1 posted gains of 2.71% for the six-month period ending June 30, 2006 while the Russell 2000 Index also displayed a positive return of 8.21%. As improving fundamentals and attractive valuations have strengthened investor interest in emerging markets, the MSCI EAFE (Morgan Stanley Capital International, Inc. Europe, Australasia, and Far East) Index also had an impressive return of 10.16% for the six-month period.

Although performance of the bond markets was sluggish, as measured by the Lehman Brothers U.S. Aggregate Bond Index, which was down 0.72% for the six-month period, these types of results are not unusual. When the economy is strong and job growth is robust, investors normally expect to see more inflation, which generally leads to higher interest rates and lower bond prices.

Rising interest rates have led to volatility in the equities markets and have weighed down bond returns. Meanwhile, money market funds enticed investors as the rise in short-term interest rates offered yields that have not been seen in years. The mixed messages that arose from the slowing economy and rising inflation have left investors puzzled about the direction of the Fed policy. The June 29 Federal Open Market Committee (FOMC) policy statement did little to alleviate uncertainty, as the Fed acknowledged slower growth while expressing concern about inflation risks.

THE SCHWAB MARKETTRACK GROWTH PORTFOLIO II incorporates a mix of different asset classes. Accordingly, its returns over a given period will reflect a blend of the returns of those asset classes, and will depend on their relative weightings within the portfolio. By spreading its exposure over various asset classes, The MarketTrack Growth Portfolio II is designed to provide more stable returns while seeking to reduce risk over various market cycles.

The portfolio was up 4.38% for the six-month period, compared to a 4.14% return for its benchmark, the Growth Composite Index. The portfolio has an 80% target stock allocation that is divided amongst large-cap, small-cap, and international stocks. The 20% target allocation to fixed income, which includes 5% cash, is designed to reduce volatility and risk over the long term. In this report period, due to the volatility in the equity markets, the fund benefited from its allocation to larger-capitalization stocks and the fixed income portion of the portfolio.

  Past performance does not indicate future results.

  Source of Sector Classification: S&P and MSCI.

  Small company stocks are subject to greater volatility than other asset categories. Foreign securities can involve risks such as political and economic instability and currency risk.

  All portfolio and index figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. The portfolio's share price and principal values change and when you sell your shares they may be worth more or less than what you paid for them.

  Nothing in this report represents a recommendation of a security by the investment adviser. Manager views and portfolio holdings may have changed since the report date.

  Portfolio returns do not reflect the additional fees and expenses imposed by the insurance company under the variable insurance product contract.

  Portfolio expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the portfolio's returns would have been lower.

1 Standard & Poor's(R), S&P(R), S&P 500(R), Standard & Poor's 500(R) and 500(R) are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the fund. The fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the fund.


2 Schwab MarketTrack Growth Portfolio II

SCHWAB MARKETTRACK GROWTH PORTFOLIO II

PERFORMANCE as of 6/30/06

AVERAGE ANNUAL TOTAL RETURNS 1, 2

This chart compares performance of the portfolio with a benchmark and the portfolio's Morningstar category.

[BAR CHART]

                                              Benchmark:         Fund Category:
                                           GROWTH COMPOSITE       MORNINGSTAR
                             PORTFOLIO          INDEX           LARGE-CAP BLEND
6 MONTHS                       4.38%             4.14%                1.42%
1 YEAR                        10.85%            11.23%                7.46%
5 YEARS                        4.88%             5.52%                1.00%
SINCE INCEPTION: 11/1/96       7.57%             7.71%                 n/a

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT 1, 2

This graph shows performance since inception of a hypothetical $10,000 investment in the portfolio, compared with a similar investment in a benchmark and two additional indices.

$20,239 PORTFOLIO

$20,495 GROWTH COMPOSITE INDEX

$20,991 S&P 500(R) INDEX

$17,560 LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX

[LINE GRAPH]

                          GROWTH                    LEHMAN BROTHERS
                        COMPOSITE    S&P 500(R)      U.S. AGGREGATE
            PORTFOLIO     INDEX        INDEX           BOND INDEX
01-Nov-96    $10,000     $10,000      $10,000            $10,000
30-Nov-96    $10,490     $10,505      $10,756            $10,171
31-Dec-96    $10,420     $10,394      $10,543            $10,076
31-Jan-97    $10,670     $10,662      $11,201            $10,108
28-Feb-97    $10,710     $10,700      $11,289            $10,133
31-Mar-97    $10,460     $10,409      $10,826            $10,020
30-Apr-97    $10,780     $10,718      $11,472            $10,171
31-May-97    $11,420     $11,331      $12,169            $10,267
30-Jun-97    $11,940     $11,790      $12,714            $10,390
31-Jul-97    $12,650     $12,423      $13,725            $10,670
31-Aug-97    $12,200     $11,944      $12,957            $10,579
30-Sep-97    $12,880     $12,530      $13,665            $10,736
31-Oct-97    $12,520     $12,117      $13,209            $10,892
30-Nov-97    $12,730     $12,341      $13,820            $10,942
31-Dec-97    $12,977     $12,521      $14,058            $11,052
31-Jan-98    $13,037     $12,703      $14,214            $11,194
28-Feb-98    $13,779     $13,421      $15,239            $11,185
31-Mar-98    $14,199     $13,917      $16,019            $11,223
30-Apr-98    $14,320     $14,052      $16,181            $11,281
31-May-98    $14,019     $13,837      $15,903            $11,388
30-Jun-98    $14,240     $14,170      $16,548            $11,485
31-Jul-98    $13,959     $14,020      $16,373            $11,509
31-Aug-98    $12,285     $12,400      $14,009            $11,697
30-Sep-98    $12,696     $12,856      $14,907            $11,971
31-Oct-98    $13,478     $13,690      $16,119            $11,907
30-Nov-98    $14,079     $14,362      $17,095            $11,975
31-Dec-98    $14,673     $15,036      $18,080            $12,011
31-Jan-99    $14,921     $15,378      $18,836            $12,096
28-Feb-99    $14,395     $14,933      $18,250            $11,884
31-Mar-99    $14,807     $15,418      $18,980            $11,950
30-Apr-99    $15,405     $15,997      $19,715            $11,988
31-May-99    $15,127     $15,604      $19,249            $11,883
30-Jun-99    $15,735     $16,206      $20,318            $11,845
31-Jul-99    $15,621     $15,983      $19,684            $11,795
31-Aug-99    $15,518     $15,908      $19,585            $11,789
30-Sep-99    $15,467     $15,722      $19,048            $11,926
31-Oct-99    $16,095     $16,451      $20,254            $11,970
30-Nov-99    $16,569     $16,899      $20,666            $11,969
31-Dec-99    $17,553     $17,964      $21,883            $11,911
31-Jan-00    $16,777     $17,283      $20,785            $11,872
29-Feb-00    $17,176     $17,644      $20,391            $12,015
31-Mar-00    $17,975     $18,449      $22,385            $12,174
30-Apr-00    $17,376     $17,675      $21,712            $12,139
31-May-00    $16,965     $17,222      $21,267            $12,133
30-Jun-00    $17,598     $17,869      $21,792            $12,385
31-Jul-00    $17,232     $17,529      $21,452            $12,498
31-Aug-00    $18,108     $18,366      $22,784            $12,679
30-Sep-00    $17,442     $17,695      $21,581            $12,759
31-Oct-00    $17,254     $17,408      $21,491            $12,843
30-Nov-00    $16,245     $16,286      $19,797            $13,054
31-Dec-00    $16,707     $16,625      $19,894            $13,296
31-Jan-01    $17,045     $17,054      $20,601            $13,513
28-Feb-01    $15,872     $15,854      $18,722            $13,631
31-Mar-01    $15,150     $15,014      $17,535            $13,699
30-Apr-01    $16,064     $15,955      $18,897            $13,641
31-May-01    $16,097     $15,950      $19,024            $13,723
30-Jun-01    $15,951     $15,670      $18,562            $13,775
31-Jul-01    $15,754     $15,515      $18,380            $14,084
31-Aug-01    $15,172     $14,909      $17,229            $14,246
30-Sep-01    $14,022     $13,833      $15,837            $14,411
31-Oct-01    $14,360     $14,159      $16,139            $14,712
30-Nov-01    $15,060     $14,886      $17,377            $14,509
31-Dec-01    $15,303     $15,051      $17,530            $14,416
31-Jan-02    $14,962     $14,799      $17,274            $14,533
28-Feb-02    $14,773     $14,659      $16,941            $14,674
31-Mar-02    $15,350     $15,167      $17,578            $14,431
30-Apr-02    $14,997     $14,788      $16,513            $14,711
31-May-02    $14,867     $14,741      $16,391            $14,836
30-Jun-02    $14,184     $14,022      $15,224            $14,965
31-Jul-02    $13,112     $13,093      $14,038            $15,146
31-Aug-02    $13,206     $13,168      $14,129            $15,402
30-Sep-02    $12,193     $12,125      $12,593            $15,651
31-Oct-02    $12,829     $12,805      $13,701            $15,579
30-Nov-02    $13,418     $13,384      $14,508            $15,575
31-Dec-02    $12,940     $12,892      $13,657            $15,897
31-Jan-03    $12,567     $12,592      $13,299            $15,911
28-Feb-03    $12,387     $12,433      $13,099            $16,131
31-Mar-03    $12,411     $12,468      $13,226            $16,118
30-Apr-03    $13,314     $13,342      $14,316            $16,252
31-May-03    $14,072     $14,030      $15,071            $16,554
30-Jun-03    $14,252     $14,219      $15,264            $16,521
31-Jul-03    $14,481     $14,423      $15,532            $15,966
31-Aug-03    $14,794     $14,715      $15,835            $16,071
30-Sep-03    $14,818     $14,766      $15,667            $16,497
31-Oct-03    $15,528     $15,472      $16,554            $16,344
30-Nov-03    $15,769     $15,676      $16,700            $16,383
31-Dec-03    $16,431     $16,368      $17,575            $16,550
31-Jan-04    $16,686     $16,653      $17,898            $16,682
29-Feb-04    $16,881     $16,904      $18,147            $16,863
31-Mar-04    $16,808     $16,834      $17,873            $16,989
30-Apr-04    $16,406     $16,478      $17,592            $16,547
31-May-04    $16,552     $16,616      $17,833            $16,481
30-Jun-04    $16,906     $16,911      $18,179            $16,575
31-Jul-04    $16,382     $16,440      $17,578            $16,739
31-Aug-04    $16,431     $16,535      $17,648            $17,059
30-Sep-04    $16,759     $16,805      $17,838            $17,105
31-Oct-04    $17,064     $17,114      $18,111            $17,249
30-Nov-04    $17,819     $17,809      $18,845            $17,111
31-Dec-04    $18,332     $18,380      $19,486            $17,268
31-Jan-05    $17,938     $18,038      $19,010            $17,377
28-Feb-05    $18,308     $18,405      $19,409            $17,274
31-Mar-05    $17,987     $18,105      $19,066            $17,186
30-Apr-05    $17,605     $17,813      $18,704            $17,418
31-May-05    $18,074     $18,263      $19,298            $17,606
30-Jun-05    $18,258     $18,427      $19,325            $17,703
31-Jul-05    $18,850     $18,980      $20,044            $17,542
31-Aug-05    $18,875     $19,004      $19,862            $17,767
30-Sep-05    $19,047     $19,226      $20,023            $17,584
31-Oct-05    $18,690     $18,893      $19,688            $17,445
30-Nov-05    $19,220     $19,458      $20,433            $17,521
31-Dec-05    $19,390     $19,681      $20,439            $17,688
31-Jan-06    $20,139     $20,348      $20,980            $17,690
28-Feb-06    $20,126     $20,346      $21,037            $17,748
31-Mar-06    $20,488     $20,691      $21,298            $17,574
30-Apr-06    $20,801     $21,019      $21,583            $17,542
31-May-06    $20,214     $20,463      $20,962            $17,523
30-Jun-06    $20,239     $20,495      $20,991            $17,560

  All portfolio and index figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. The portfolio's share price and principal values change, and when you sell your shares, they may be worth more or less than what you paid for them. Past performance does not indicate future results. Performance results less than one year are not annualized.

1 Portfolio expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the portfolio's returns would have been lower. Portfolio returns do not reflect the additional fees and expenses imposed by the insurance company under the variable insurance product contract. If those contract fees and expenses were included, the returns would be less than those shown. Please refer to the variable insurance product prospectus for a complete listing of these expenses.

2 The Growth Composite Index is based on a comparable portfolio asset allocation and calculated using the following portion allocations: 60% Dow Jones Wilshire 5000 Composite IndexSM, 20% MSCI EAFE(R) Index, 15% Lehman Brothers U.S. Aggregate Bond Index, and 5% Morningstar 3-Month T-Bill Index.


                                        Schwab MarketTrack Growth Portfolio II 3

SCHWAB MARKETTRACK GROWTH PORTFOLIO II

PORTFOLIO FACTS as of 6/30/06

STYLE ASSESSMENT 1

[GRAPHIC]

                                    INVESTMENT STYLE
                             Value       Blend       Growth
MARKET CAP
  Large                       / /         /X/         / /
  Medium                      / /         / /         / /
  Small                       / /         / /         / /

STATISTICS

NUMBER OF HOLDINGS                                                         507
--------------------------------------------------------------------------------
WEIGHTED AVERAGE MARKET CAP ($ x 1,000,000)                              $60,516
--------------------------------------------------------------------------------
PRICE/EARNINGS RATIO (P/E)                                                19.0
--------------------------------------------------------------------------------
PRICE/BOOK RATIO (P/B)                                                     2.6
--------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE 2                                                  32%
--------------------------------------------------------------------------------

TOP HOLDINGS 3

                                                                         % OF
SECURITY                                                              NET ASSETS
--------------------------------------------------------------------------------
(1)  SCHWAB INSTITUTIONAL SELECT(R)
     S&P 500 FUND                                                        23.8%
--------------------------------------------------------------------------------
(2)  SCHWAB INTERNATIONAL INDEX FUND(R),
     Select Shares(R)                                                    21.1%
--------------------------------------------------------------------------------
(3)  SCHWAB SMALL-CAP INDEX FUND(R),
     Select Shares                                                       20.5%
--------------------------------------------------------------------------------
(4)  SCHWAB TOTAL BOND MARKET FUND(TM)                                   14.8%
--------------------------------------------------------------------------------
(5)  SCHWAB VALUE ADVANTAGE MONEY FUND(R),
     Select Shares                                                        0.7%
--------------------------------------------------------------------------------
(6)  EXXON MOBIL CORP.                                                    0.5%
--------------------------------------------------------------------------------
(7)  GENERAL ELECTRIC CO.                                                 0.4%
--------------------------------------------------------------------------------
(8)  CITIGROUP, INC.                                                      0.3%
--------------------------------------------------------------------------------
(9)  BANK OF AMERICA CORP.                                                0.3%
--------------------------------------------------------------------------------
(10) MICROSOFT CORP.                                                      0.3%
--------------------------------------------------------------------------------
     TOTAL                                                               82.7%

ASSET CLASS WEIGHTINGS % of Investments

This chart shows the portfolio's asset class composition as of the report date.

[PIE CHART]

37.6%  LARGE-CAP STOCKS

21.0%  INTERNATIONAL STOCKS

20.4%  SMALL-CAP STOCKS

14.7%  BONDS

 6.3%  SHORT-TERM INVESTMENTS

  Portfolio holdings may have changed since the report date.

  Source of Sector Classification: S&P and MSCI.

1 Source: Morningstar, Inc. This style assessment is the result of evaluating the stock portion of the portfolio based on a ten-factor model for value and growth characteristics. The portfolio's market capitalization placement is determined by the geometric mean of its holdings' market capitalizations. The assessment reflects the portfolio as of 6/30/06, which may have changed since then, and is not a precise indication of risk or performance--past, present, or future.

2 Not annualized.

3 This list is not a recommendation of any security by the investment adviser.


4 Schwab MarketTrack Growth Portfolio II

PORTFOLIO EXPENSES (unaudited)

EXAMPLES FOR A $1,000 INVESTMENT

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees; and, ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six-months beginning January 1, 2006 and held through June 30, 2006.

ACTUAL RETURN lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value / $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled "Expenses Paid During Period."

HYPOTHETICAL RETURN lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. If these transactional costs were included, your costs would have been higher.

                                                                                  ENDING
                                                          BEGINNING           ACCOUNT VALUE              EXPENSES
                                  EXPENSE RATIO 1       ACCOUNT VALUE       (Net of Expenses)       PAID DURING PERIOD 2
                                   (Annualized)           at 1/1/06             at 6/30/06            1/1/06-6/30/06
------------------------------------------------------------------------------------------------------------------------
SCHWAB MARKETTRACK
GROWTH PORTFOLIO II
  Actual Return                        0.50%                $1,000               $1,043.79                 $2.53
  Hypothetical 5% Return               0.50%                $1,000               $1,022.32                 $2.51

1 Based on the most recent six-month expense ratio; may differ from the expense ratio provided in Financial Highlights.

2 Expenses for the portfolio are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 days of the period, and divided by 365 days of the fiscal year.


                                        Schwab MarketTrack Growth Portfolio II 5

SCHWAB MARKETTRACK GROWTH PORTFOLIO II

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

                                                           1/1/06-       1/1/05-      1/1/04-      1/1/03-      1/1/02-      1/1/01-
                                                           6/30/06*     12/31/05     12/31/04     12/31/03     12/31/02     12/31/01
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                      15.53        14.87        13.49        10.75        12.99        14.81
                                                           -------------------------------------------------------------------------
Income or loss from investment operations:
  Net investment income                                      0.08         0.24         0.21         0.16         0.17         0.18
  Net realized and unrealized gains or losses                0.60         0.62         1.35         2.74        (2.17)       (1.43)
                                                           -------------------------------------------------------------------------
  Total income or loss from investment operations            0.68         0.86         1.56         2.90        (2.00)       (1.25)
Less distributions:
  Dividends from net investment income                         --        (0.20)       (0.18)       (0.16)       (0.20)       (0.35)
  Distributions from net realized gains                        --           --           --           --        (0.04)       (0.22)
                                                           -------------------------------------------------------------------------
  Total distributions                                          --        (0.20)       (0.18)       (0.16)       (0.24)       (0.57)
                                                           -------------------------------------------------------------------------
Net asset value at end of period                            16.21        15.53        14.87        13.49        10.75        12.99
                                                           -------------------------------------------------------------------------
Total return (%)                                             4.38 2       5.77        11.58        26.97       (15.44)       (8.40)

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses 1                                   0.50 3       0.48         0.50         0.50         0.50         0.50
  Gross operating expenses 1                                 0.70 3       0.68         0.69         0.87         1.00         0.82
  Net investment income                                      0.98 3       1.66         1.52         1.70         1.59         1.67
Portfolio turnover rate                                        32            5            8           10           30           13
Net assets, end of period ($ x 1,000,000)                      39           37           34           30           20           22

* Unaudited.

1 The expense incurred by underlying funds in which the portfolio invests are not included in this ratio. The income received by the portfolio from underlying funds is reduced by those expenses.

2 Not annualized.

3 Annualized.


6 See financial notes.

SCHWAB MARKETTRACK GROWTH PORTFOLIO II

PORTFOLIO HOLDINGS as of June 30, 2006 (Unaudited)

This section shows all the securities in the fund's portfolio by industry classification and their value, as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund's most recent Form N-Q is also available by visiting Schwab's website at www.schwab.com/schwabfunds.

                                                              COST        VALUE
HOLDINGS BY CATEGORY                                      ($x1,000)    ($x1,000)
--------------------------------------------------------------------------------
 14.0%  COMMON STOCK                                          3,048       5,471

 80.7%  OTHER INVESTMENT
        COMPANIES                                            27,041      31,515

  5.6%  SHORT-TERM
        INVESTMENTS                                           2,155       2,155

  0.1%  U.S. GOVERNMENT
        SECURITIES                                               45          45
--------------------------------------------------------------------------------
100.4%  TOTAL INVESTMENTS                                    32,289      39,186

(0.4)%  OTHER ASSETS
        AND LIABILITIES                                                    (148)
--------------------------------------------------------------------------------
100.0%  NET ASSETS                                                       39,038


                                                          NUMBER OF     VALUE
SECURITY                                                   SHARES    ($ x 1,000)
COMMON STOCK 14.0% of net assets

AUTOMOBILES & COMPONENTS 0.1%
--------------------------------------------------------------------------------
Cooper Tire & Rubber Co.                                         30           --
Ford Motor Co.                                                  882            6
General Motors Corp.                                            266            8
Harley-Davidson, Inc.                                           127            7
Johnson Controls, Inc.                                           90            8
The Goodyear Tire & Rubber Co. *                                 84            1
                                                                     -----------
                                                                              30
BANKS 1.1%
--------------------------------------------------------------------------------
AmSouth Bancorp                                                 163            4
Bank of America Corp.                                         2,196          106
BB&T Corp.                                                      253           11
Comerica, Inc.                                                   78            4
Compass Bancshares, Inc.                                         59            3
Countrywide Financial Corp.                                     285           11
Fannie Mae                                                      457           22
Fifth Third Bancorp                                             262           10
First Horizon National Corp.                                     60            2
Freddie Mac                                                     326           19
Golden West Financial Corp.                                     122            9
Huntington Bancshares, Inc.                                     118            3
KeyCorp                                                         191            7
M&T Bank Corp.                                                   37            4
Marshall & Ilsley Corp.                                         106            5
MGIC Investment Corp.                                            42            3
National City Corp.                                             260            9
North Fork Bancorp, Inc.                                        226            7
PNC Financial Services
  Group, Inc.                                                   138           10
Regions Financial Corp.                                         215            7
Sovereign Bancorp, Inc.                                         176            4
SunTrust Banks, Inc.                                            175           13
Synovus Financial Corp.                                         149            4
U.S. Bancorp                                                    851           26
Wachovia Corp.                                                  766           41
Washington Mutual, Inc.                                         469           21
Wells Fargo & Co.                                               791           53
Zions Bancorp                                                    50            4
                                                                     -----------
                                                                             422
CAPITAL GOODS 1.3%
--------------------------------------------------------------------------------
3M Co.                                                          357           29
American Power Conversion
  Corp.                                                          72            1
American Standard Cos., Inc.                                     85            4
Caterpillar, Inc.                                               317           24
Cooper Industries Ltd.,
  Class A                                                        44            4
Cummins, Inc.                                                    22            3
Danaher Corp.                                                   112            7
Deere & Co.                                                     113            9
Dover Corp.                                                      97            5
Eaton Corp.                                                      71            5
Emerson Electric Co.                                            194           16
Fluor Corp.                                                      42            4
General Dynamics Corp.                                          189           12
General Electric Co.                                          4,931          163
Goodrich Corp.                                                   59            2
Honeywell International, Inc.                                   393           16
Illinois Tool Works, Inc.                                       196            9
Ingersoll-Rand Co., Class A                                     154            7
ITT Industries, Inc.                                             88            4
L-3 Communications
  Holdings, Inc.                                                 58            4
Lockheed Martin Corp.                                           169           12
Masco Corp.                                                     196            6
Navistar International Corp. *                                   30            1
Northrop Grumman Corp.                                          165           11
Paccar, Inc.                                                     81            7
Pall Corp.                                                       60            2
Parker Hannifin Corp.                                            56            4


                                                          See financial notes. 7

SCHWAB MARKETTRACK GROWTH PORTFOLIO II

PORTFOLIO HOLDINGS (Unaudited) continued


                                                        NUMBER OF       VALUE
SECURITY                                                 SHARES      ($ x 1,000)
Raytheon Co.                                                  212              9
Rockwell Automation, Inc.                                      83              6
Rockwell Collins, Inc.                                         82              5
Textron, Inc.                                                  62              6
The Boeing Co.                                                377             31
Tyco International Ltd.                                       952             26
United Technologies Corp.                                     479             30
W.W. Grainger, Inc.                                            37              3
                                                                     -----------
                                                                             487
COMMERCIAL SERVICES & SUPPLIES 0.1%
--------------------------------------------------------------------------------
Allied Waste Industries, Inc. *                               114              1
Avery Dennison Corp.                                           53              3
Cendant Corp.                                                 477              8
Cintas Corp.                                                   66              3
Equifax, Inc.                                                  62              2
H&R Block, Inc.                                               155              4
Monster Worldwide, Inc. *                                      60              3
Pitney Bowes, Inc.                                            108              5
R.R. Donnelley & Sons Co.                                     103              3
Robert Half International, Inc.                                82              3
Waste Management, Inc.                                        260              9
                                                                     -----------
                                                                              44
CONSUMER DURABLES & APPAREL 0.2%
--------------------------------------------------------------------------------
Brunswick Corp.                                                45              1
Centex Corp.                                                   59              3
Coach, Inc. *                                                 180              5
D.R. Horton, Inc.                                             128              3
Eastman Kodak Co.                                             134              3
Fortune Brands, Inc.                                           70              5
Harman International
  Industries, Inc.                                             32              3
Hasbro, Inc.                                                   85              2
Jones Apparel Group, Inc.                                      55              2
KB Home                                                        37              2
Leggett & Platt, Inc.                                          87              2
Lennar Corp., Class A                                          64              3
Liz Claiborne, Inc.                                            50              2
Mattel, Inc.                                                  182              3
Newell Rubbermaid, Inc.                                       128              3
Nike, Inc., Class B                                            89              7
Pulte Homes, Inc.                                             102              3
Snap-On, Inc.                                                  27              1
The Black & Decker Corp.                                       36              3
The Stanley Works                                              35              2
VF Corp.                                                       42              3
Whirlpool Corp.                                                36              3
                                                                     -----------
                                                                              64
CONSUMER SERVICES 0.2%
--------------------------------------------------------------------------------
Apollo Group, Inc., Class A *                                  67              3
Carnival Corp.                                                204              9
Darden Restaurants, Inc.                                       63              3
Harrah's Entertainment, Inc.                                   88              6
Hilton Hotels Corp.                                           155              4
International Game Technology                                 158              6
Marriott International, Inc.,
  Class A                                                     152              6
McDonald's Corp.                                              593             20
Starbucks Corp. *                                             360             14
Starwood Hotels & Resorts
  Worldwide, Inc.                                             103              6
Wendy's International, Inc.                                    55              3
YUM! Brands, Inc.                                             130              7
                                                                     -----------
                                                                              87
DIVERSIFIED FINANCIALS 1.1%
--------------------------------------------------------------------------------
American Express Co.                                          584             31
Ameriprise Financial, Inc.                                    118              5
Capital One Financial Corp.                                   142             12
CIT Group, Inc.                                                95              5
Citigroup, Inc.                                             2,360            114
E*TRADE Financial Corp. *                                     197              5
Federated Investors, Inc.,
  Class B                                                      40              1
Franklin Resources, Inc.                                       72              6
Janus Capital Group, Inc.                                     102              2
JPMorgan Chase & Co.                                        1,648             69
Legg Mason, Inc.                                               59              6
Lehman Brothers Holdings, Inc.                                350             23
Mellon Financial Corp.                                        197              7
Merrill Lynch & Co., Inc.                                     434             30
Moody's Corp.                                                 116              6
Morgan Stanley                                                507             32
Northern Trust Corp.                                           87              5
SLM Corp.                                                     197             10
State Street Corp.                                            157              9
T. Rowe Price Group, Inc.                                     126              5
The Bank of New York Co., Inc.                                 64             12
The Bear Stearns Cos., Inc.                                    56              8
The Charles Schwab Corp. (a)                                  487              8
The Goldman Sachs Group, Inc.                                 206             31
                                                                     -----------
                                                                             442
ENERGY 1.4%
--------------------------------------------------------------------------------
Anadarko Petroleum Corp.                                      220             11
Apache Corp.                                                  156             11


8  See financial notes.

SCHWAB MARKETTRACK GROWTH PORTFOLIO II

PORTFOLIO HOLDINGS (Unaudited) continued


                                                        NUMBER OF       VALUE
SECURITY                                                 SHARES      ($ x 1,000)
Baker Hughes, Inc.                                            161             13
BJ Services Co.                                               154              6
Chesapeake Energy Corp.                                       176              5
ChevronTexaco Corp.                                         1,052             65
ConocoPhillips                                                779             51
Devon Energy Corp.                                            210             13
El Paso Corp.                                                 310              5
EOG Resources, Inc.                                           114              8
Exxon Mobil Corp.                                           2,888            177
Halliburton Co.                                               244             18
Hess Corp.                                                    111              6
Kerr-McGee Corp.                                              108              7
Kinder Morgan, Inc.                                            49              5
Marathon Oil Corp.                                            173             14
Murphy Oil Corp.                                               79              4
Nabors Industries, Ltd. *                                     149              5
National-Oilwell Varco, Inc. *                                 82              5
Noble Corp.                                                    64              5
Occidental Petroleum Corp.                                    203             21
Rowan Cos., Inc.                                               52              2
Schlumberger Ltd.                                             558             36
Sunoco, Inc.                                                   64              4
Transocean, Inc. *                                            154             12
Valero Energy Corp.                                           294             20
Weatherford International, Ltd. *                             166              8
Williams Cos., Inc.                                           282              7
XTO Energy, Inc.                                              171              8
                                                                     -----------
                                                                             552
FOOD & STAPLES RETAILING 0.3%
--------------------------------------------------------------------------------
Costco Wholesale Corp.                                        223             13
CVS Corp.                                                     385             12
Safeway, Inc.                                                 212              5
Supervalu, Inc.                                                96              3
Sysco Corp.                                                   293              9
The Kroger Co.                                                343              8
Wal-Mart Stores, Inc.                                       1,181             57
Walgreen Co.                                                  477             21
Whole Foods Market, Inc.                                       66              4
Winn-Dixie Stores, Inc. *                                     100             --
                                                                     -----------
                                                                             132
FOOD, BEVERAGE & TOBACCO 0.7%
--------------------------------------------------------------------------------
Altria Group, Inc.                                            986             72
Anheuser-Busch Cos., Inc.                                     366             17
Archer-Daniels-Midland Co.                                    309             13
Brown-Forman Corp., Class B                                    40              3
Campbell Soup Co.                                              88              3
Coca-Cola Enterprises, Inc.                                   144              3
ConAgra Foods, Inc.                                           245              5
Constellation Brands, Inc.,
  Class A *                                                    94              2
Dean Foods Co. *                                               65              2
General Mills, Inc.                                           168              9
H.J. Heinz Co.                                                158              6
Kellogg Co.                                                   118              6
McCormick & Co., Inc.                                          63              2
Molson Coors Brewing Co.,
  Class B                                                      25              2
PepsiCo, Inc.                                                 782             47
Reynolds American, Inc.                                        40              5
Sara Lee Corp.                                                358              6
The Coca-Cola Co.                                             973             42
The Hershey Co.                                                84              5
The Pepsi Bottling Group, Inc.                                 63              2
Tyson Foods, Inc., Class A                                     99              1
UST, Inc.                                                      78              4
Wm. Wrigley Jr. Co., Class A                                  105              5
                                                                     -----------
                                                                             262
HEALTH CARE EQUIPMENT & SERVICES 0.6%
--------------------------------------------------------------------------------
Aetna, Inc.                                                   268             11
AmerisourceBergen Corp.                                        98              4
Bausch & Lomb, Inc.                                            26              1
Baxter International, Inc.                                    305             11
Becton Dickinson & Co.                                        118              7
Biomet, Inc.                                                  118              4
Boston Scientific Corp. *                                     544              9
C.R. Bard, Inc.                                                50              4
Cardinal Health, Inc.                                         199             13
Caremark Rx, Inc.                                             212             11
CIGNA Corp.                                                    58              6
Coventry Health Care, Inc. *                                   75              4
Express Scripts, Inc. *                                        70              5
HCA, Inc.                                                     194              8
Health Management Associates,
  Inc., Class A                                               114              2
Hospira, Inc. *                                                77              3
Humana, Inc. *                                                 78              4
IMS Health, Inc.                                               95              2
Laboratory Corp. of America
  Holdings *                                                   60              4
Manor Care, Inc.                                               38              2
McKesson Corp.                                                144              7
Medco Health Solutions, Inc. *                                145              8
Medtronic, Inc.                                               570             27


                                                          See financial notes. 9

SCHWAB MARKETTRACK GROWTH PORTFOLIO II

PORTFOLIO HOLDINGS (Unaudited) continued


                                                        NUMBER OF       VALUE
SECURITY                                                 SHARES      ($ x 1,000)
Patterson Cos., Inc. *                                         66              2
Quest Diagnostics                                              76              4
St. Jude Medical, Inc. *                                      173              6
Stryker Corp.                                                 139              6
Tenet Healthcare Corp. *                                      223              1
UnitedHealth Group, Inc.                                      640             29
WellPoint, Inc. *                                             311             23
Zimmer Holdings, Inc. *                                       118              7
                                                                     -----------
                                                                             235
HOUSEHOLD & PERSONAL PRODUCTS 0.3%
--------------------------------------------------------------------------------
Alberto-Culver Co., Class B                                    36              2
Avon Products, Inc.                                           213              7
Clorox Co.                                                     72              4
Colgate-Palmolive Co.                                         242             15
Kimberly-Clark Corp.                                          218             13
Procter & Gamble Co.                                        1,555             87
The Estee Lauder Cos., Inc.,
  Class A                                                      57              2
                                                                     -----------
                                                                             130
INSURANCE 0.7%
--------------------------------------------------------------------------------
ACE Ltd.                                                      152              8
AFLAC, Inc.                                                   235             11
Ambac Financial Group, Inc.                                    49              4
American International Group,
  Inc.                                                      1,227             72
AON Corp.                                                     153              5
Cincinnati Financial Corp.                                     83              4
Genworth Financial, Inc.,
  Class A                                                     179              6
Lincoln National Corp.                                        134              8
Loews Corp.                                                   195              7
Marsh & McLennan Cos., Inc.                                   258              7
MBIA, Inc.                                                     64              4
Metlife, Inc.                                                 357             18
Principal Financial Group, Inc.                               132              7
Prudential Financial, Inc.                                    234             18
SAFECO Corp.                                                   59              3
The Allstate Corp.                                            304             17
The Chubb Corp.                                               190              9
The Hartford Financial Services
  Group, Inc.                                                 144             12
The Progressive Corp.                                         375             10
The St. Paul Travelers Cos., Inc.                             328             15
Torchmark Corp.                                                50              3
UnumProvident Corp.                                           142              3
XL Capital Ltd., Class A                                       83              5
                                                                     -----------
                                                                             256
MATERIALS 0.4%
--------------------------------------------------------------------------------
Air Products & Chemicals, Inc.                                106              7
Alcoa, Inc.                                                   411             13
Allegheny Technologies, Inc.                                   40              3
Ashland, Inc.                                                  34              2
Ball Corp.                                                     50              2
Bemis Co.                                                      50              2
E.I. du Pont de Nemours & Co.                                 434             18
Eastman Chemical Co.                                           39              2
Ecolab, Inc.                                                   87              3
Freeport-McMoran Copper &
  Gold, Inc., Class B                                          88              5
Hercules, Inc. *                                               54              1
International Flavors &
  Fragrances, Inc.                                             38              1
International Paper Co.                                       233              8
Louisiana-Pacific Corp.                                        51              1
MeadWestvaco Corp.                                             86              2
Monsanto Co.                                                  127             11
Newmont Mining Corp.                                          210             11
Nucor Corp.                                                   146              8
Pactiv Corp. *                                                 68              2
Phelps Dodge Corp.                                             97              8
PPG Industries, Inc.                                           79              5
Praxair, Inc.                                                 152              8
Rohm & Haas Co.                                                69              3
Sealed Air Corp.                                               39              2
Sigma-Aldrich Corp.                                            39              3
Temple-Inland, Inc.                                            53              2
The Dow Chemical Co.                                          456             18
United States Steel Corp.                                      52              4
Vulcan Materials Co.                                           48              4
Weyerhaeuser Co.                                              116              7
                                                                     -----------
                                                                             166
MEDIA 0.5%
--------------------------------------------------------------------------------
CBS Corp., Class B                                            995             27
Clear Channel Communications,
  Inc.                                                        244              7
Comcast Corp., Class A *                                    1,010             33
Dow Jones & Co., Inc.                                          28              1
Gannett Co., Inc.                                             112              6
Interpublic Group of Cos.,
  Inc. *                                                      204              2
McGraw-Hill Cos., Inc.                                        173              9
Meredith Corp.                                                 20              1
New York Times Co., Class A                                    74              2
News Corp., Class A                                         1,134             22
Omnicom Group, Inc.                                            84              7
The E.W. Scripps Co., Class A                                  41              2


10  See financial notes.

SCHWAB MARKETTRACK GROWTH PORTFOLIO II

PORTFOLIO HOLDINGS (Unaudited) continued


                                                        NUMBER OF       VALUE
SECURITY                                                 SHARES      ($ x 1,000)
The McClatchy Co., Class A                                     16              1
The Walt Disney Co.                                           911             27
Time Warner, Inc.                                           2,130             37
Tribune Co.                                                   123              4
Univision Communications, Inc.,
  Class A *                                                   105              3
Viacom, Inc., Class B *                                       365             13
                                                                     -----------
                                                                             204
PHARMACEUTICALS & BIOTECHNOLOGY 1.1%
--------------------------------------------------------------------------------
Abbott Laboratories                                           728             32
Allergan, Inc.                                                 71              8
Amgen, Inc. *                                                 552             36
Applera Corp. - Applied
  Biosystems Group                                             87              3
Barr Pharmaceuticals, Inc. *                                   50              2
Biogen Idec, Inc. *                                           162              8
Bristol-Myers Squibb Co.                                      925             24
Eli Lilly & Co.                                               534             30
Fisher Scientific International,
  Inc. *                                                       59              4
Forest Laboratories, Inc. *                                   155              6
Genzyme Corp. *                                               122              7
Gilead Sciences, Inc. *                                       218             13
Johnson & Johnson                                           1,407             84
King Pharmaceuticals, Inc. *                                  115              2
MedImmune, Inc. *                                             120              3
Merck & Co., Inc.                                           1,033             38
Millipore Corp. *                                              25              2
Mylan Laboratories, Inc.                                      104              2
PerkinElmer, Inc.                                              62              1
Pfizer, Inc. (b)                                            3,480             82
Schering-Plough Corp.                                         701             13
Thermo Electron Corp. *                                        77              3
Waters Corp. *                                                 49              2
Watson Pharmaceuticals, Inc. *                                 49              1
Wyeth                                                         635             28
                                                                     -----------
                                                                             434
REAL ESTATE 0.1%
--------------------------------------------------------------------------------
Apartment Investment &
  Management Co., Class A                                      46              2
Archstone-Smith Trust                                         100              5
Boston Properties, Inc.                                        43              4
Equity Office Properties Trust                                174              6
Equity Residential                                            137              6
Kimco Realty Corp.                                            100              4
Plum Creek Timber Co., Inc.                                    88              3
ProLogis                                                      115              6
Public Storage, Inc.                                           40              3
Simon Property Group, Inc.                                     86              7
Vornado Realty Trust                                           57              6
                                                                     -----------
                                                                              52
RETAILING 0.5%
--------------------------------------------------------------------------------
Amazon.com, Inc. *                                            146              6
AutoNation, Inc. *                                             70              2
AutoZone, Inc. *                                               27              2
Bed, Bath & Beyond, Inc. *                                    132              4
Best Buy Co., Inc.                                            192             11
Big Lots, Inc. *                                               88              2
Circuit City Stores, Inc.                                      73              2
Dillard's, Inc.                                                30              1
Dollar General Corp.                                          150              2
eBay, Inc. *                                                  544             16
Family Dollar Stores, Inc.                                     74              2
Federated Department Stores,
  Inc.                                                        256              9
Genuine Parts Co.                                              81              3
Home Depot, Inc.                                            1,004             36
J.C. Penney Co., Inc.                                         109              7
Kohl's Corp. *                                                164             10
Limited Brands, Inc.                                          165              4
Lowe's Cos., Inc.                                             368             22
Nordstrom, Inc.                                               103              4
Office Depot, Inc. *                                          139              5
OfficeMax, Inc.                                                34              1
RadioShack Corp.                                               11             --
Sears Holdings Corp. *                                         48              8
Staples, Inc.                                                 343              8
Target Corp.                                                  416             20
The Gap, Inc.                                                 270              5
The Sherwin-Williams Co.                                       53              3
The TJX Cos., Inc.                                            217              5
Tiffany & Co.                                                  68              2
                                                                     -----------
                                                                             202
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.4%
--------------------------------------------------------------------------------
Advanced Micro Devices, Inc. *                                227              5
Altera Corp. *                                                171              3
Analog Devices, Inc.                                          174              5
Applied Materials, Inc.                                       749             12
Applied Micro Circuits Corp. *                                221              1
Broadcom Corp., Class A *                                     208              6
Freescale Semiconductor, Inc.,
  Class B *                                                   195              6
Intel Corp.                                                 2,782             53
KLA-Tencor Corp.                                               95              4


                                                         See financial notes. 11

SCHWAB MARKETTRACK GROWTH PORTFOLIO II

PORTFOLIO HOLDINGS (Unaudited) continued


                                                        NUMBER OF       VALUE
SECURITY                                                 SHARES      ($ x 1,000)
Linear Technology Corp.                                       144              5
LSI Logic Corp. *                                             186              2
Maxim Integrated Products, Inc.                               151              5
Micron Technology, Inc. *                                     318              5
National Semiconductor Corp.                                  159              4
Novellus Systems, Inc. *                                       64              1
NVIDIA Corp. *                                                161              3
PMC - Sierra, Inc. *                                           88              1
Teradyne, Inc. *                                               94              1
Texas Instruments, Inc.                                       756             23
Xilinx, Inc.                                                  164              4
                                                                     -----------
                                                                             149
SOFTWARE & SERVICES 0.7%
--------------------------------------------------------------------------------
Adobe Systems, Inc. *                                         283              9
Affiliated Computer Services,
  Inc., Class A *                                              55              3
Autodesk, Inc. *                                              110              4
Automatic Data Processing, Inc.                               274             13
BMC Software, Inc. *                                          101              2
CA, Inc.                                                      215              5
Citrix Systems, Inc. *                                         85              3
Computer Sciences Corp. *                                      89              4
Compuware Corp. *                                             182              1
Convergys Corp. *                                              67              1
Electronic Arts, Inc. *                                       143              6
Electronic Data Systems Corp.                                 243              6
First Data Corp.                                              362             16
Fiserv, Inc. *                                                 88              4
Google, Inc., Class A *                                        96             40
Intuit, Inc. *                                                 83              5
Microsoft Corp. (b)                                         4,203             98
Novell, Inc. *                                                185              1
Oracle Corp. *                                              1,783             26
Parametric Technology Corp. *                                  53              1
Paychex, Inc.                                                 159              6
Sabre Holdings Corp., Class A                                  63              1
Symantec Corp. *                                              492              8
Unisys Corp. *                                                162              1
VeriSign, Inc. *                                              116              3
Yahoo! Inc. *                                                 597             20
                                                                     -----------
                                                                             287
TECHNOLOGY HARDWARE & EQUIPMENT 0.9%
--------------------------------------------------------------------------------
ADC Telecommunications, Inc. *                                 56              1
Agilent Technologies, Inc. *                                  202              6
Andrew Corp. *                                                 76              1
Apple Computer, Inc. *                                        402             23
Avaya, Inc. *                                                 198              2
CIENA Corp. *                                                 276              1
Cisco Systems, Inc. *                                       2,909             57
Comverse Technology, Inc. *                                    96              2
Corning, Inc. *                                               731             18
Dell, Inc. *                                                1,113             27
EMC Corp. *                                                 1,124             12
Gateway, Inc. *                                               200              1
Hewlett-Packard Co.                                         1,337             43
International Business
  Machines Corp.                                              741             57
Jabil Circuit, Inc.                                            83              2
JDS Uniphase Corp. *                                          794              2
Juniper Networks, Inc. *                                      200              3
Lexmark International, Inc.,
  Class A *                                                    52              3
Lucent Technologies, Inc. *                                 2,113              5
Molex, Inc.                                                    68              2
Motorola, Inc.                                              1,181             24
NCR Corp. *                                                    87              3
Network Appliance, Inc. *                                     178              6
QLogic Corp. *                                                 76              1
Qualcomm, Inc.                                                783             31
SanDisk Corp. *                                                88              5
Sanmina -- SCI Corp. *                                        252              1
Solectron Corp. *                                             433              2
Sun Microsystems, Inc. *                                    1,636              7
Symbol Technologies, Inc.                                     120              1
Tektronix, Inc.                                                39              1
Tellabs, Inc. *                                               214              3
Xerox Corp. *                                                 440              6
                                                                     -----------
                                                                             359
TELECOMMUNICATION SERVICES 0.5%
--------------------------------------------------------------------------------
Alltel Corp.                                                  183             12
AT&T Corp.                                                  1,834             51
BellSouth Corp.                                               849             31
CenturyTel, Inc.                                               55              2
Citizens Communications Co.                                   156              2
Embarq Corp *                                                  70              3
Qwest Communications
  International, Inc. *                                       734              6
Sprint Nextel Corp.                                         1,404             28
Verizon Communications, Inc.                                1,383             46
                                                                     -----------
                                                                             181
TRANSPORTATION 0.3%
--------------------------------------------------------------------------------
Burlington Northern Santa
  Fe Corp.                                                    175             14
CSX Corp.                                                     103              7
Delta Air Lines, Inc. *                                       100             --
FedEx Corp.                                                   143             17


12 See financial notes.

SCHWAB MARKETTRACK GROWTH PORTFOLIO II

PORTFOLIO HOLDINGS (Unaudited) continued


                                                        NUMBER OF       VALUE
SECURITY                                                 SHARES      ($ x 1,000)
Norfolk Southern Corp.                                        195             10
Ryder System, Inc.                                             29              2
Southwest Airlines Co.                                        335              6
Union Pacific Corp.                                           125             12
United Parcel Service, Inc.,
  Class B                                                     515             42
                                                                     -----------
                                                                             110
UTILITIES 0.5%
--------------------------------------------------------------------------------
Allegheny Energy, Inc. *                                       78              3
Ameren Corp.                                                   96              5
American Electric Power Co.,
  Inc.                                                        187              6
CenterPoint Energy, Inc.                                      147              2
CMS Energy Corp. *                                            105              1
Consolidated Edison, Inc.                                     117              5
Constellation Energy Group,
  Inc.                                                         85              5
Dominion Resources, Inc.                                      164             12
DTE Energy Co.                                                 85              3
Duke Energy Corp.                                             585             17
Dynegy, Inc., Class A *                                       143              1
Edison International                                          155              6
Entergy Corp.                                                  98              7
Exelon Corp.                                                  314             18
FirstEnergy Corp.                                             157              9
FPL Group, Inc.                                               190              8
KeySpan Corp.                                                  83              3
Nicor, Inc.                                                    32              1
NiSource, Inc.                                                130              3
Peoples Energy Corp.                                           19              1
PG&E Corp.                                                    163              6
Pinnacle West Capital Corp.                                    47              2
PPL Corp.                                                     179              6
Progress Energy, Inc.                                         120              5
Public Service Enterprise
  Group, Inc.                                                 118              8
Sempra Energy                                                 123              6
TECO Energy, Inc.                                              99              1
The AES Corp. *                                               310              6
The Southern Co.                                              349             11
TXU Corp.                                                     217             13
Xcel Energy, Inc.                                             192              4
                                                                     -----------
                                                                             184


                                                        NUMBER OF       VALUE
SECURITY                                                 SHARES      ($ x 1,000)
OTHER INVESTMENT COMPANIES  80.7% of net assets

Schwab Institutional Select
  S&P 500 Fund,
  Select Shares (a)                                       920,990          9,274
Schwab International Index
  Fund, Select Shares (a),(b)                             420,294          8,225
Schwab Small-Cap Index
  Fund, Select Shares (a)                                 325,458          7,990
Schwab Total Bond Market
  Fund (a)                                                601,781          5,771
Schwab Value Advantage
  Money Fund, Select
  Shares (a)                                              254,860            255
                                                                     -----------
                                                                          31,515

                                                      FACE AMOUNT       VALUE

SECURITY                                              ($ X 1,000)    ($ X 1,000)

SHORT-TERM INVESTMENTS  5.6% of net assets

Brown Brothers Harriman & Co.
  Cash Management Sweep                                     2,155          2,155


SECURITY                                              FACE AMOUNT       VALUE
RATE, MATURITY DATE                                   ($ X 1,000)    ($ X 1,000)
U.S. GOVERNMENT SECURITIES  0.1% of net assets

U.S. Treasury Bill
4.71%, 09/14/06                                                45             45

END OF INVESTMENTS.

At 06/30/2006, the tax basis cost of the fund's investments was $32,596 and the unrealized appreciation and depreciation were $7,083 and ($493), respectively, with a net unrealized appreciation of $6,590.

In addition to the above, the fund held the following at 06/30/2006. All numbers are x 1,000 except number of futures contracts.

                                               NUMBER OF   CONTRACT   UNREALIZED
                                               CONTRACTS     VALUE      GAINS
FUTURES CONTRACT  1.0% of net assets

S & P Mini 500 Index
  Future, Long Expires
  09/15/06                                             6        384            9

 *  Non-income producing security.
(a) Issuer is affiliated with the fund's adviser.
(b) All or a portion of this security is held as collateral for open futures contracts.


                                                         See financial notes. 13

SCHWAB MARKETTRACK GROWTH PORTFOLIO II

Statement of
ASSETS AND LIABILITIES

As of June 30, 2006; unaudited. All numbers x 1,000 except NAV.

ASSETS
--------------------------------------------------------------------------------
Investments in affiliated underlying funds, at value (cost $27,041)      $31,515
Investments, at value (cost $5,248)                                        7,671
Receivables:
   Fund shares sold                                                           36
   Dividends                                                          +       32
                                                                      ----------
TOTAL ASSETS                                                              39,254

LIABILITIES
--------------------------------------------------------------------------------
Payables:
   Fund shares redeemed                                                      175
   Investments bought                                                         27
   Due to brokers for futures                                                  1
   Investment adviser and administrator fees                                   1
Accrued expenses                                                      +       12
                                                                      ----------
TOTAL LIABILITIES                                                            216

NET ASSETS
--------------------------------------------------------------------------------
Total assets                                                              39,254
Total liabilities                                                     -      216
                                                                      ----------
NET ASSETS                                                               $39,038

NET ASSETS BY SOURCE
Capital received from investors                                           31,319
Net investment income not yet distributed                                    761
Net realized capital gains                                                    52
Net unrealized capital gains                                               6,906

NET ASSET VALUE (NAV)

                   SHARES
NET ASSETS    /    OUTSTANDING    =    NAV
$39,038                  2,409         $16.21


14 See financial notes.

SCHWAB MARKETTRACK GROWTH PORTFOLIO II

Statement of
OPERATIONS

For January 1, 2006 through June 30, 2006; unaudited. All numbers x 1,000.

INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividends received from affiliated underlying funds                        $132
Dividends                                                                   136
Interest                                                              +      12
                                                                      ----------
TOTAL INVESTMENT INCOME                                                    $280

NET REALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net realized losses on sales of affiliated issuers                           (5)
Net realized gains received from affiliated underlying funds                 36
Net realized gains on investments                                           929
Net realized losses on futures contracts                              +     (31)
                                                                      ----------
NET REALIZED GAINS                                                          929

NET UNREALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net unrealized losses on investments                                       (401)
Net unrealized gains on affiliated funds                                    822
Net unrealized gains on futures contracts                             +       9
                                                                      ----------
NET UNREALIZED GAINS                                                        430

EXPENSES
--------------------------------------------------------------------------------
Investment adviser and administrator fees                                    84
Trustees' fees                                                                8
Custodian fees                                                                3
Portfolio accounting fees                                                     8
Professional fees                                                            15
Registration fees                                                             1
Shareholder reports                                                          11
Other expenses                                                        +       2
                                                                      ----------
Total expenses                                                              132
Expense reduction                                                     -      37
                                                                      ----------
NET EXPENSES                                                                 95

INCREASE IN NET ASSETS FROM OPERATIONS
--------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                     280
NET EXPENSES                                                          -      95
                                                                      ----------
NET INVESTMENT INCOME                                                       185
NET REALIZED GAINS                                                          929
NET UNREALIZED GAINS                                                  +     430
                                                                      ----------
INCREASE IN NET ASSETS FROM OPERATIONS                                   $1,544


                                                         See financial notes. 15

SCHWAB MARKETTRACK GROWTH PORTFOLIO II

Statements of
CHANGES IN NET ASSETS

For the current and prior report periods. All numbers x 1,000.
Figures for current period are unaudited.

OPERATIONS
-------------------------------------------------------------------------------------------
                                                        1/1/06-6/30/06      1/1/05-12/31/05
Net investment income                                             $185                $576
Net realized gains                                                 929                 156
Net unrealized gains                                    +          430               1,255
                                                        -----------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS                           1,544               1,987

DISTRIBUTIONS PAID
-------------------------------------------------------------------------------------------
Dividends from net investment income                                --                 466

TRANSACTIONS IN FUND SHARES
-------------------------------------------------------------------------------------------
                                                     1/1/06-6/30/06         1/1/05-12/31/05
                                               SHARES         VALUE    SHARES         VALUE
Shares sold                                       316        $5,152       339       $5,081
Shares reinvested                                  --            --        29          466
Shares redeemed                              +   (273)       (4,407)     (278)      (4,162)
                                             ----------------------------------------------
NET TRANSACTIONS IN FUND SHARES                    43          $745        90       $1,385

SHARES OUTSTANDING AND NET ASSETS
-------------------------------------------------------------------------------------------
                                               SHARES    NET ASSETS    SHARES    NET ASSETS
Beginning of period                             2,366       $36,749     2,276      $33,843
Total increase                               +     43         2,289        90        2,906
                                             ----------------------------------------------
END OF PERIOD                                   2,409       $39,038     2,366      $36,749

Net investment income not yet distributed                      $761                   $576


16 See financial notes.

SCHWAB MARKETTRACK GROWTH PORTFOLIO II

FINANCIAL NOTES, unaudited.

Unless stated, all dollar amounts are x 1,000.

1. BUSINESS STRUCTURE OF THE FUND

Schwab MarketTrack Growth Portfolio II is a series of Schwab Annuity Portfolios, a no-load, open-end management investment company. The company is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended. The list below shows all the funds in the trust including the fund in this report, which is highlighted:

SCHWAB ANNUITY PORTFOLIOS
Organized January 21, 1994

   Schwab Money Market Portfolio
   SCHWAB MARKETTRACK GROWTH PORTFOLIO II
   Schwab S&P 500 Index Portfolio

Schwab MarketTrack Growth Portfolio II offers one share class. Shares are bought and sold at net asset value, or NAV, which is the price for all outstanding shares. Each share has a par value of 1/1,000 of a cent, and the trustees may issue as many shares as necessary.

The fund is intended as an investment vehicle for variable annuity contracts and variable life insurance policies to be offered by separate accounts of participating life insurance companies and for pension and retirement plans qualified under the Internal Revenue Code of 1986, as amended.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies the fund uses in its operations and in the preparation of financial statements:

(A) SECURITY VALUATION:

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

- SECURITIES TRADED ON AN EXCHANGE OR OVER-THE-COUNTER: valued at the closing value for the day, or, on days when no closing value has been reported, halfway between the most recent bid and asked quotes. Securities that are primarily traded on foreign exchanges are valued at the closing values of such securities on their respective exchanges with these values then translated into U.S. dollars at the current exchange rate.

- SECURITIES FOR WHICH NO QUOTED VALUE IS AVAILABLE OR WHEN A SIGNIFICANT EVENT HAS OCCURRED BETWEEN THE TIME OF THE SECURITY'S LAST CLOSE AND THE TIME THE FUND CALCULATES NET ASSET VALUE: valued at fair value, as determined in good faith by the fund's investment adviser using guidelines adopted by the fund's Board of Trustees and the Pricing Committee. Some of the more common reasons that may necessitate that a security be valued at fair value include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security's primary pricing source is not able or willing to provide a price.

- FUTURES: open contracts are valued at their settlement prices as of the close of their exchanges. When a fund closes out a futures position, it calculates the difference between the value of the position at the beginning and at the end, and records a realized gain or loss accordingly.

- UNDERLYING FUNDS: valued at their respective net asset values as determined by those funds, in accordance with the Investment Company Act of 1940.

SCHWAB MARKETTRACK GROWTH PORTFOLIO II

Unless stated, all dollar amounts are x 1,000.

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

- SHORT-TERM SECURITIES (60 DAYS OR LESS TO MATURITY): valued at amortized cost.

(B) PORTFOLIO INVESTMENTS:

FUTURES CONTRACT: The fund may invest in futures contracts. Futures contracts involve certain risks because they can be very sensitive to market movements.

One risk is that the price of a futures contract may not move in perfect correlation with the price of the underlying securities. Another risk is that, at certain times, it may be impossible for the fund to close out a position in a futures contract, due to a difference in trading hours or to market conditions that may reduce the liquidity for a futures contract or its underlying securities. The potential for losses associated with futures contracts may exceed amounts recorded in the Statement of Assets and Liabilities.

Because futures carry inherent risks, the fund must give the broker a deposit of cash and/or securities (the "initial margin") whenever it enters into the futures contract. The amount of the deposit may vary from one contract to another, but it is generally a percentage of the contract amount.

Futures are traded publicly on exchanges, and their market value changes daily. The fund records the change in market value of futures, and also the change in the amount of margin deposit required ("due to/from broker").

(C) SECURITY TRANSACTIONS:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.

Assets and liabilities denominated in foreign currencies are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date.

For the period ended June 30, 2006, purchases and sales of securities (excluding short-term obligations) were as follows:

             PURCHASES      SALES/MATURITIES
             ---------      ----------------
              $11,743           $12,335

(D) INCOME, EXPENSES AND DISTRIBUTIONS:

Income from interest and the accretion of discount is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the fund records certain foreign security dividends on the day it learns of the ex-dividend date.

Expenses that are specific to a fund are charged directly to that fund. Expenses that are common to all funds within a trust generally are allocated among the funds in proportion to their average daily net assets.

The fund pays dividends from net investment income and makes distributions from net realized capital gains once a year.

The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund also keeps certain assets in segregated accounts, as may be required by securities law.

SCHWAB MARKETTRACK GROWTH PORTFOLIO II

Unless stated, all dollar amounts are x 1,000.

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

(E) BORROWING:

The fund may borrow money from banks and custodians. The fund may obtain temporary bank loans through the trust to which the fund belongs to use for meeting shareholder redemptions or for extraordinary or emergency purposes. The trust has custodian overdraft facilities and line of credit arrangements of $150 million and $100 million with PNC Bank, N.A., and Bank of America, N.A., respectively. The fund pays interest on the amounts it borrows at rates that are negotiated periodically.

                                              AMOUNT
                                           OUTSTANDING      AVERAGE           WEIGHTED
                                            AT 6/30/06     BORROWING*     AVERAGE INTEREST
                                            ($ X 1000)     ($ X 1000)        RATE* (%)
                                            ----------     ----------        ---------
Schwab MarketTrack Growth Portfolio II          --            329               5.24

* Based on the number of days for which the borrowing is outstanding.

(F) ACCOUNTING ESTIMATES:

The accounting policies described in this report conform with accounting principles generally accepted in the United States of America. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It's possible that once the results are known, they may turn out to be different from these estimates.

(G) INDEMNIFICATION:

Under the fund's organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss to be remote.

3. AFFILIATES AND AFFILIATED TRANSACTIONS

Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund's investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (Advisory Agreement) between it and the trust. Charles Schwab & Co., Inc. ("Schwab") is an affiliate of the investment adviser and is the trust's shareholder services agent and transfer agent.

For its advisory and the administrative services to the fund, the investment adviser is entitled to receive an annual fee payable monthly based on the fund's average daily net assets described as follows:

     AVERAGE DAILY NET ASSETS
     ------------------------
        First $500 million            0.44%
        Over  $500 million            0.39%

Schwab does not charge the fund for transfer agent and shareholder services fees.

Although these agreements specify certain fees for these services, CSIM and Schwab have made additional agreements with the fund to limit the total expenses charged, excluding interest, taxes and certain non-routine expenses to 0.50% through April 29, 2007.

Unless stated, all dollar amounts are x 1,000.

3. AFFILIATES AND AFFILIATED TRANSACTIONS (CONTINUED)

The fund may engage in certain transactions involving related parties. For instance, the fund may own shares of The Charles Schwab Corporation if that company is included in an index which the fund uses as part of an indexing strategy. Pursuant to an exemptive order issued by the SEC, the fund may invest in other related funds. As of June 30, 2006, the shares owned by the fund as a percentage of the total shares of the underlying funds is:

SCHWAB EQUITY INDEX FUNDS
Institutional Select S&P 500 Fund         0.6%
International Index Fund                  0.5%
Small-Cap Index Fund                      0.5%
SCHWAB BOND FUNDS
Total Bond Market Fund                    0.5%
SCHWAB MONEY FUNDS
Value Advantage Money Fund                less than 0.1%

The fund may make direct transactions with certain other Schwab Funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers. For the period ended June 30, 2006, the fund had no security transactions with other Schwab Funds.

Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions within the Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds. There was no interfund borrowing or lending activity for the fund during the period.

Trustees may include people who are officers and/or directors of the investment adviser or Schwab. Federal securities law limits the percentage of such "interested persons" who may serve on a trust's board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but it did pay non-interested persons (independent trustees), as noted in the fund's Statement of Operations.

4. FEDERAL INCOME TAXES

The fund intends to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the fund distributes substantially all of its net investment income and realized net capital gains (if any) to the participating insurance company separate accounts each year. The net investment income and realized capital gains and losses may differ for financial statement and tax purposes primarily due to differing treatments of losses on wash sales. As long as the fund meets the tax requirements, it is not required to pay federal income tax.

As of December 31, 2005, the components of distributable earnings on a tax basis were as follows:

Ordinary income                           $576
Long-term capital gains                     --


20 Schwab MarketTrack Portfolios(R)

Unless stated, all dollar amounts are x 1,000.

4. FEDERAL INCOME TAXES (CONTINUED)

As of December 31, 2005, the fund had capital loss carry forwards available to offset future net capital gains before the expiration dates:

         EXPIRE
          2010                      $293
          2011                       200
          2012                       103
                                    ----
         Total                      $596
                                    ====

The tax-basis components of distributions for the fiscal year ended December 31, 2005 were:

From ordinary income                $466
From long-term capital gains          --
From return of capital                --

The permanent book and tax basis differences may result in reclassifications between capital account and other accounts as required. The adjustments will have no impact on net assets or the results of operations. As of December 31, 2005, the fund made the following reclassifications:

Capital received from investors      $2
Net realized capital losses         ($2)

INVESTMENT ADVISORY AGREEMENT APPROVAL

The Investment Company Act of 1940 (the "1940 Act") requires that initial approval of, as well as the continuation of, a fund's investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or "interested persons" of any party (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund's trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the advisory agreement. In addition, the Securities and Exchange Commission (the "SEC") takes the position that, as part of their fiduciary duties with respect to fund fees, fund boards are required to evaluate the material factors applicable to a decision to approve an investment advisory agreement.

Consistent with these responsibilities, the Board of Trustees (the "Board") calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement between Schwab Annuity Portfolios (the "Trust") and CSIM (the "Agreement") with respect to existing funds in the Trust, including the Schwab MarketTrack Growth Portfolio II, and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about CSIM's affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the funds that the Board reviews during the course of each year, including information that relates to fund operations and fund performance. The trustees also receive a memorandum from fund counsel regarding the responsibilities of trustees for the approval of investment advisory contracts. In addition, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive session outside the presence of fund management and participate in question and answer sessions with representatives of CSIM.

The Board, including a majority of the Independent Trustees, considered information specifically relating to the continuance of the Agreement at meetings held on May 2, 2006, May 24, 2006 and June 12, 2006, and approved the renewal of the Agreement for an additional one year term at the meeting held on June 12, 2006. The Board's approval of the Agreement was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:

1. the nature, extent and quality of the services provided to the funds under the Agreement, including the resources of CSIM and its affiliates dedicated to the funds;

2. each fund's investment performance and how it compared to that of certain other comparable mutual funds;

3. each fund's expenses and how those expenses compared to those of certain other comparable mutual funds;

4. the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. ("Schwab"), with respect to each fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and

5. the extent to which economies of scale would be realized as the funds grow and whether fee levels in the Agreement reflect those economies of scale for the benefit of fund investors.

   NATURE, EXTENT AND QUALITY OF SERVICES. The Board considered the nature, extent and quality of the services provided by CSIM to the funds and the resources of CSIM and its affiliates dedicated to the funds. In this regard, the trustees evaluated, among other things, CSIM's personnel, experience, track record and compliance program. The trustees considered the role of unaffiliated insurance companies in the distribution of the funds. The information considered by the trustees included specific information concerning changes in the nature, extent and quality of services provided by CSIM since the trustees had last considered approval of the Agreement. The trustees also considered Schwab's excellent reputation as a full service brokerage firm and its overall financial condition, and how this affects the success of the funds. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the funds and the resources of CSIM and its affiliates dedicated to the funds supported renewal of the Agreement.

   FUND PERFORMANCE. The Board considered fund performance in determining whether to renew the Agreement. Specifically, the trustees considered each fund's performance relative to a peer group of other mutual funds and appropriate indices/benchmarks, in light of total return, yield, when applicable, and market trends. As part of this review, the trustees considered the composition of the peer group, selection criteria and the reputation of the third party who prepared the peer group analysis. In evaluating the performance of each fund, the trustees considered both risk and shareholder risk expectations for such fund and the appropriateness of the benchmark used to compare the performance of each fund. The trustees further considered the level of fund performance in the context of its review of fund expenses and adviser profitability discussed below. Following such evaluation the Board concluded, within the context of its full deliberations, that the performance of the funds supported renewal of the Agreement.

   FUND EXPENSES. With respect to the funds' expenses, the trustees considered the rate of compensation called for by the Agreement, and each fund's net operating expense ratio, in each case, in comparison to those of other comparable mutual funds, such peer groups and comparisons having been selected and calculated by an independent third party. The trustees considered the effects of CSIM's and Schwab's historical practice of voluntarily waiving management and other fees to prevent total fund expenses from exceeding a specified cap. The trustees also considered fees charged by CSIM to other mutual funds and to other types of accounts, such as wrap accounts and offshore funds, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts, and the unique insurance dedicated distribution arrangements of the funds as compared to other funds managed by CSIM. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the funds are reasonable and supported renewal of the Agreement.

   PROFITABILITY. With regard to profitability, the trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly. In this connection, the trustees reviewed management's profitability analyses, together with certain commentary thereon from an independent accounting firm. The trustees also considered any other benefits derived by CSIM from its relationship with the funds, such as whether, by virtue of its management of the Funds, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The trustees considered whether the varied levels of compensation and profitability under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to each fund by CSIM and its affiliates. The Board also considered information relating to changes to CSIM's cost structure, including cost savings, technology investments and increased operating efficiencies and how these changes affected CSIM's profitability under the Agreement. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM is reasonable and supported renewal of the Agreement.

   ECONOMIES OF SCALE. The trustees considered the existence of any economies of scale and whether those are passed along to a fund's shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by CSIM and its affiliates. In this regard, and consistent with their consideration of fund expenses, the trustees considered that CSIM and Schwab have previously committed resources to minimize the effects on shareholders of diseconomies of scale during periods when fund assets were relatively small through their contractual expense waivers. For example, such diseconomies of scale may particularly affect newer funds or funds with investment strategies that are from time to time out of favor, but shareholders may benefit from the continued availability of such funds at subsidized expense levels. The trustees also considered CSIM's agreement to contractual investment advisory fee schedules that include lower fees at higher graduated asset levels. The Board also considered certain commitments by CSIM and Schwab that are designed to pass along potential economies of scale to fund shareholders. Specifically, the Board considered CSIM and Schwab's commitments, which may be changed only with Board approval: (i) to reduce contractual advisory fees or add breakpoints for certain funds, and
   (ii) to implement, by means of expense limitation agreement, reductions in net overall expenses for certain funds. Based on this evaluation, and in consideration of the commitments made by CSIM and Schwab as discussed above, the Board concluded, within the context of its full deliberations, that the funds obtain reasonable benefit from economies of scale.

In the course of their deliberations, the trustees did not identify any particular information or factor that was all-important or controlling. Based on the trustees' deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the continuation of the Agreement and concluded that the compensation under the Agreement is fair and reasonable in light of such services and expenses and such other matters as the trustees have considered to be relevant in the exercise of their reasonable judgment.

TRUSTEES AND OFFICERS

The tables below give information about the trustees and officers for The Schwab Annuity Portfolios, which includes the fund covered in this report. The "Fund Complex" includes The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust, Laudus Variable Insurance Trust, Excelsior Funds, Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust. As of June 30, 2006, the Fund Complex included 98 funds.

The address for all trustees and officers is 101 Montgomery Street, San Francisco, CA 94104. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

INDEPENDENT TRUSTEES

NAME, YEAR OF BIRTH,                                        NUMBER OF
AND POSITION(S) WITH                                        PORTFOLIOS IN
THE TRUST; (TERM OF                                         FUND COMPLEX
OFFICE, AND LENGTH OF      PRINCIPAL OCCUPATIONS            OVERSEEN BY
TIME SERVED 1)             DURING THE PAST FIVE YEARS       THE TRUSTEE     OTHER DIRECTORSHIPS
------------------------------------------------------------------------------------------------------------------------------------
MARIANN BYERWALTER         Chairman of JDN Corporate            98          Board 1--Director, Redwood Trust, Inc.
1960                       Advisory LLC. From 1996 to                       Board 2--Director, PMI Group, Inc.
Trustee                    2001, Vice President for
(Trustee of The Schwab     Business Affairs and Chief
Annuity Portfolios since   Financial Officer of Stanford
2000.)                     University, and in 2001,
                           Special Advisor to the
                           President of Stanford
                           University.
------------------------------------------------------------------------------------------------------------------------------------

DONALD F. DORWARD          Chief Executive Officer,             57          None.
1931                       Dorward & Associates (corporate
Trustee                    management,marketing and
(Trustee of The Schwab     communications consulting
Annuity Portfolios since   firm). From 1996-1999,
1989.)                     Executive Vice President and
                           Managing Director, Grey
                           Advertising. Prior to 1996,
                           President and Chief Executive
                           Officer, Allen & Dorward
                           Advertising.
------------------------------------------------------------------------------------------------------------------------------------
WILLIAM A. HASLER          Retired. Dean Emeritus, Haas         98          Board 1--Director, Aphton Corp.
1941                       School of Business, University                   Board 2--Director, Mission West Properties
Trustee                    of California,Berkeley. Until                    Board 3--Director, TOUSA
(Trustee of The Schwab     February 2004, Co-Chief                          Board 4--Director, Stratex Networks
Annuity Portfolios since   Executive Officer, Aphton                        Board 5--Director, Genitope Corp.
2000.)                     Corp.(bio-pharmaceuticals).                      Board 6--Director & Non-Executive
                           Prior to August 1998, Dean of                    Chairman, Solectron Corp.
                           the Haas School of Business,                     Board 7--Director, Ditech Communications Corp.
                           University of California,
                           Berkeley (higher education).

INDEPENDENT TRUSTEES continued

NAME, YEAR OF BIRTH,                                         NUMBER OF
AND POSITION(S) WITH                                         PORTFOLIOS IN
THE TRUST; (TERM OF                                          FUND COMPLEX
OFFICE, AND LENGTH OF      PRINCIPAL OCCUPATIONS             OVERSEEN BY
TIME SERVED 1)             DURING THE PAST FIVE YEARS        THE TRUSTEE      OTHER DIRECTORSHIPS
------------------------------------------------------------------------------------------------------------------------------------
ROBERT G. HOLMES           Chairman, Chief Executive             57           None.
1931                       Officer and Director, Semloh
Trustee                    Financial, Inc. (international
(Trustee of The Schwab     financial services and
Annuity Portfolios since   investment advisory firm).
1989.)
------------------------------------------------------------------------------------------------------------------------------------
GERALD B. SMITH            Chairman and Chief Executive          57           Board 1--Board of Cooper Industries
1950                       Officer and founder of Smith                       Board 2--Chairman of the Audit
Trustee                    Graham & Co. (investment                           Committee of Northern Border Partners,
(Trustee of The Schwab     advisors).                                         M.L.P.
Annuity Portfolios since
2000.)
------------------------------------------------------------------------------------------------------------------------------------
DONALD R. STEPHENS         Managing Partner, D.R.                57           None.
1938                       Stephens & Company
Trustee                    (investments). Prior to 1996,
(Trustee of The Schwab     Chairman and Chief Executive
Annuity Portfolios since   Officer of North American
1989.)                     Trust (real estate investment
                           trust).
------------------------------------------------------------------------------------------------------------------------------------
MICHAEL W. WILSEY          Chairman and Chief Executive          57           None.
1943                       Officer, Wilsey Bennett, Inc.
Trustee                    (real estate investment and
(Trustee of The Schwab     management, and other
Annuity Portfolios since   investments).
1989.)

INTERESTED TRUSTEES


NAME, YEAR OF BIRTH,                                          NUMBER OF
AND POSITION(S) WITH                                          PORTFOLIOS IN
THE TRUST; (TERM OF                                           FUND COMPLEX
OFFICE, AND LENGTH OF        PRINCIPAL OCCUPATIONS            OVERSEEN BY
TIME SERVED 1)               DURING THE PAST FIVE YEARS       THE TRUSTEE      OTHER DIRECTORSHIPS
------------------------------------------------------------------------------------------------------------------------------------
CHARLES R. SCHWAB 2          Chairman, Chief Executive            57           None.
1937                         Officer and Director, The
Chairman and Trustee         Charles Schwab Corporation,
(Chairman and Trustee        Charles Schwab & Co.,Inc.;
of The Schwab Annuity        Chairman and Director,
Portfolios since 1989.)      Charles Schwab Investment
                             Management, Inc., Charles
                             Schwab Bank, N. A.; Chairman
                             and Chief Executive Officer,
                             Schwab (SIS) Holdings Inc. I,
                             Schwab International Holdings,
                             Inc.; Chief Executive Officer
                             and Director, Schwab Holdings,
                             Inc.; Director, U.S. Trust
                             Company, N. A., U.S. Trust
                             Corporation, United States
                             Trust Company of New York.
                             Until May 2003, Co-Chief
                             Executive Officer, The Charles
                             Schwab Corporation.
------------------------------------------------------------------------------------------------------------------------------------
RANDALL W. MERK 2            Executive Vice President             98            None.
1954                         and President, Schwab
Trustee                      Financial Products, Charles
(Trustee of The Schwab       Schwab & Co.,Inc.; Director,
Annuity Portfolios since     Charles Schwab Asset Management
2005.)                       (Ireland) Limited and Charles
                             Schwab Worldwide Funds PLC.
                             From September 2002 to July
                             2004, Chief Executive Officer
                             and President, Charles
                             Schwab Investment Management,
                             Inc. and Executive Vice
                             President, Charles Schwab
                             & Co., Inc. Prior to September
                             2002, President and Chief
                             Investment Officer, American
                             Century Investment Management,
                             and Director, American Century
                             Companies, Inc.

OFFICERS OF THE TRUST

NAME, YEAR OF BIRTH, AND POSITION(S)
WITH THE TRUST; (TERM OF OFFICE, AND
LENGTH OF TIME SERVED 3)                     PRINCIPAL OCCUPATIONS DURING THE PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------------------
EVELYN DILSAVER                              President, Chief Executive Officer, and Director, Charles Schwab Investment
1955                                         Management, Inc.; Executive Vice President, Charles Schwab & Co., Inc; President
President and Chief Executive Officer        and Chief Executive Officer, Laudus Trust and Laudus Variable Insurance Trust;
(Officer of The Schwab Annuity               President, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior
Portfolios since 2004.)                      Funds Trust; President, Mutual Fund Division, UST Advisers, Inc. From June 2003
                                             to July 2004, Senior Vice President, Asset Management Products and Services,
                                             Charles Schwab & Co., Inc. Prior to June 2003, Executive Vice President, Chief
                                             Financial Officer, and Chief Administrative Officer, U.S. Trust, a subsidiary of The
                                             Charles Schwab Corporation.
------------------------------------------------------------------------------------------------------------------------------------
STEPHEN B. WARD                              Director, Senior Vice President and Chief Investment Officer, Charles Schwab
1955                                         Investment Management, Inc.; Chief Investment Officer, The Charles Schwab
Senior Vice President and Chief              Trust Company.
Investment Officer
(Officer of The Schwab Annuity
Portfolios since 1991.)
------------------------------------------------------------------------------------------------------------------------------------
GEORGE PEREIRA                               Senior Vice President and Chief Financial Officer, Charles Schwab Investment
1964                                         Management, Inc.; Chief Financial Officer, Laudus Trust and Laudus Variable
Treasurer and Principal Financial Officer    Insurance Trust; Chief Financial Officer and Chief Accounting Officer, Excelsior
(Officer of The Schwab Annuity               Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust; Chief
Portfolios since 2004.)                      Financial Officer, Mutual Fund Division, UST Advisors, Inc. Director, Charles
                                             Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland)
                                             Limited. From December 1999 to November 2004, Sr. Vice President,
                                             Financial Reporting, Charles Schwab & Co., Inc.
------------------------------------------------------------------------------------------------------------------------------------
KIMON DAIFOTIS                               Senior Vice President and Chief Investment Officer--Fixed Income, Charles
1959                                         Schwab Investment Management, Inc. Prior to 2004, Vice President and Sr.
Senior Vice President and Chief              Portfolio Manager, Charles Schwab Investment Management, Inc.
Investment Officer--Fixed Income
(Officer of The Schwab Annuity
Portfolios since 2004.)
------------------------------------------------------------------------------------------------------------------------------------
JEFFREY MORTIMER                             Senior Vice President and Chief Investment Officer--Equities, Charles Schwab
1963                                         Investment Management, Inc.; Vice President and Chief Investment Officer,
Senior Vice President and Chief              Laudus Trust and Laudus Variable Insurance Trust. Prior to 2004, Vice President
Investment Officer--Equities                 and Sr. Portfolio Manager, Charles Schwab Investment Management, Inc.
(Officer of The Schwab Annuity
Portfolios since 2004.)

OFFICERS OF THE TRUST continued

NAME, YEAR OF BIRTH, AND POSITION(S)
WITH THE TRUST; (TERM OF OFFICE, AND
LENGTH OF TIME SERVED 3)                     PRINCIPAL OCCUPATIONS DURING THE PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------------------
RANDALL FILLMORE                             Senior Vice President and Chief Compliance Officer, Charles Schwab Investment
1960                                         Management, Inc.; Senior Vice President Charles Schwab & Co., Inc.; Chief
Chief Compliance Officer and AML             Compliance Officer, Laudus Trust and Laudus Variable Insurance Trust; Chief
Officer                                      Compliance Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and
(Officer of The Schwab Annuity               Excelsior Funds Trust. From 2002 to 2003, Vice President, Charles Schwab & Co.,
Portfolios since 2002.)                      Inc., and Charles Schwab Investment Management, Inc. From 2000 to 2002, Vice
                                             President, Internal Audit, Charles Schwab & Co., Inc.
------------------------------------------------------------------------------------------------------------------------------------
KOJI E. FELTON                               Senior Vice President, Chief Counsel and Corporate Secretary, Charles Schwab
1961                                         Investment Management, Inc.; Senior Vice President and Deputy General Counsel,
Secretary and Chief Legal Officer            Charles Schwab & Co., Inc.; Chief Legal Officer, Laudus Trust and Laudus Variable
(Officer of The Schwab Annuity               Insurance Trust; Chief Legal Officer, Excelsior Funds Inc., Excelsior Tax-Exempt
Portfolios since 1998.)                      Funds, Inc., and Excelsior Funds Trust. Prior to June 1998, Branch Chief in
                                             Enforcement at U.S. Securities and Exchange Commission in San Francisco.

1 Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after twenty years of service as a trustee, whichever comes first. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Holmes and Dorward will retire on December 31, 2007, and Messrs. Stephens and Wilsey will retire on December 31, 2010.

2 In addition to their employment with the investment adviser and the distributor, Messrs. Schwab and Merk also own stock of The Charles Schwab Corporation. Mr. Schwab and Mr. Merk are Interested Trustees because they are employees of Schwab and/or the adviser.

3 The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each other officer serves at the pleasure of the Board.

                      [CHARLES SCHWAB LOGO]

LARGE BLEND


                      SCHWAB S&P 500
                      INDEX PORTFOLIO
                      (formerly Schwab S&P 500 Portfolio)

                      LARGE-CAP

                      SEMIANNUAL REPORT FOR THE PERIOD ENDED JUNE 30, 2006

An investor should consider a fund's investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information can be found in the fund's prospectus. Please call 1-888-311-4887 for a prospectus. Please read the prospectus carefully before you invest.

PROXY VOTING POLICIES, PROCEDURES AND RESULTS

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab's website at www.schwab.com/schwabfunds, the SEC's website at www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab's website at www.schwab.com/schwabfunds or the SEC's website at www.sec.gov.

The industry/sector classification of the fund's portfolio holdings uses the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's. GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.

MANAGEMENT'S DISCUSSION for the six months ended June 30, 2006

[PHOTO OF JEFFREY MORTIMER]

JEFFREY MORTIMER, CFA, senior vice president and chief investment officer, equities, of the investment adviser, is responsible for the overall management of the portfolio. Prior to joining the firm in October 1997, he worked for more than eight years in asset management.

[PHOTO OF LARRY MANO]

LARRY MANO, a vice president and senior portfolio manager of the investment adviser, is responsible for the day-to-day co-management of the portfolio. Prior to joining the firm in November 1998, he worked for 20 years in equity management.

THE INVESTMENT ENVIRONMENT AND THE FUND

After a volatile six months in the domestic markets, equity and fixed income funds ended the period with mixed returns. Several key issues dominated market discussions throughout the period, including slowing economic growth, inflation fears, U.S. Federal Reserve (the Fed) interest rate increases, and volatile crude oil prices.

The markets remained in a steady growth mode over the first quarter of 2006 and ended the period on a positive note. Volatility was up during the second quarter of the year, but remained lower than its historical norm. During the six-month report period, oil prices hit new record highs and the Fed continued to raise short-term interest rates to curb inflationary pressures, boosting its Fed Funds target rate four consecutive times during the six-month period and bringing the benchmark rate up to 5.25%. This was the 17th rate hike over the past two years.

Rising sharply in the second half of the report period, crude oil prices peaked in April at around $75 per barrel while domestic gasoline prices were above $3 a gallon. In recent months, crude oil prices climbed back in response to declining crude inventories and geopolitical concerns. Despite the volatility in energy prices, gains in productivity have remained strong and corporate earnings continue to rise. Reasonable valuations, a solid earnings season, and expectations that monetary policy tightening will soon come to an end, helped support the markets. Additionally, job and income growth remained positive, though they slowed during the report period. Moderate inflationary expectations and large foreign capital inflows helped to contain increases in long-term interest rates.

As noted above, the Fed continued its tightening cycle throughout the period, raising its Fed Funds target 0.25% at each of its four meetings. As the Fed raised rates, the yield curve flattened and had brief periods of inversion. Historically, economic slowdowns or recessions have followed

ASSET CLASS PERFORMANCE COMPARISON % returns during the report period

This graph compares the performance of various asset classes during the report period. Final performance figures for the period are in the key below.

 2.21% THREE-MONTH U.S. TREASURY BILLS (T-BILLS): measures short-term U.S. Treasury obligations

-0.72%  LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX: measures the U.S. bond market

 2.71%  S&P 500(R) INDEX: measures U.S. large-cap stocks

 8.21%  RUSSELL 2000(R) INDEX: measures U.S. small-cap stocks

10.16% MSCI EAFE(R) INDEX: measures (in U.S. dollars) large-cap stocks in Europe, Australasia and the Far East

[LINE GRAPH]

                        THREE-MONTH           LEHMAN BROTHERS                           RUSSELL        MSCI
                    U.S. TREASURY BILLS        U.S. AGGREGATE          S&P 500(R)       2000(R)       EAFE(R)
                         (T-BILLS)               BOND INDEX              INDEX           INDEX         INDEX
   31-Dec-05               0.00                     0.00                  0.00           0.00          0.00
    6-Jan-06               0.05                     0.26                  3.02           3.90          5.12
   13-Jan-06               0.12                     0.52                  3.22           5.26          4.71
   20-Jan-06               0.21                     0.57                  1.13           4.70          2.71
   27-Jan-06               0.28                     0.04                  2.94           8.82          5.74
    3-Feb-06               0.36                    -0.02                  1.41           7.65          4.74
   10-Feb-06               0.43                    -0.22                  1.70           6.61          3.97
   17-Feb-06               0.52                     0.13                  3.38           8.69          4.02
   24-Feb-06               0.60                     0.16                  3.61           9.54          5.79
    3-Mar-06               0.69                    -0.27                  3.49           9.84          5.51
   10-Mar-06               0.77                    -0.50                  3.07           8.06          5.22
   17-Mar-06               0.86                     0.01                  5.18          11.03          8.89
   24-Mar-06               0.94                     0.08                  4.84          12.19          8.69
   31-Mar-06               1.03                    -0.65                  4.21          13.94          9.40
    7-Apr-06               1.11                    -0.98                  4.31          12.62         11.15
   14-Apr-06               1.19                    -1.23                  3.82          11.89          9.88
   21-Apr-06               1.30                    -0.86                  5.62          15.03         13.93
   28-Apr-06               1.41                    -0.83                  5.61          13.92         14.62
    5-May-06               1.47                    -0.98                  6.85          16.51         17.90
   12-May-06               1.56                    -1.32                  4.15          10.67         16.70
   20-May-05               1.66                    -0.72                  2.24           7.72         10.49
   27-May-05               1.75                    -0.65                  3.33           8.78         11.01
    3-Jun-05               1.84                    -0.26                  4.03           9.98         11.98
   10-Jun-05               1.93                    -0.22                  1.17           4.62          5.52
   17-Jun-05               2.02                    -0.86                  1.14           3.42          4.84
   24-Jun-05               2.12                    -1.32                  0.60           2.99          5.34
   30-Jun-06               2.21                    -0.72                  2.71           8.21         10.16

These figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Remember that past performance is not an indication of future results.

Data source: Charles Schwab & Co., Inc.

Source of Sector Classification: S&P and MSCI.


                                                Schwab S&P 500 Index Portfolio 1

MANAGEMENT'S DISCUSSION continued

[PHOTO OF TOM BROWN]

TOM BROWN, an associate portfolio manager of the investment adviser, is the day-to-day co-manager of the portfolio. He joined Schwab in 1995, became a trader in 1999, and was named to his current position in 2004.

the inversion of the yield curve. Following a strong start to 2006, economic growth has moderated over the past six months.

Despite rising interest rates and soaring energy prices, the S&P 500 Index 1 posted gains of 2.71% for the six-month period ending June 30, 2006 while the Russell 2000 Index also displayed a positive return of 8.21%. As improving fundamentals and attractive valuations have strengthened investor interest in emerging markets, the MSCI EAFE (Morgan Stanley Capital International, Inc. Europe, Australasia, and Far East) Index also had an impressive return of 10.16% for the six-month period.

Although performance of the bond markets was sluggish, as measured by the Lehman Brothers U.S. Aggregate Bond Index, which was down 0.72% for the six-month period, these types of results are not unusual. When the economy is strong and job growth is robust, investors normally expect to see more inflation, which generally leads to higher interest rates and lower bond prices.

Rising interest rates have led to volatility in the equities markets and have weighed down bond returns. Meanwhile, money market funds enticed investors as the rise in short-term interest rates offered yields that have not been seen in years. The mixed messages that arose from the slowing economy and rising inflation have left investors puzzled about the direction of the Fed policy. The June 29 Federal Open Market Committee (FOMC) policy statement did little to alleviate uncertainty, as the Fed acknowledged slower growth while expressing concern about inflation risks.

THE SCHWAB S&P 500 INDEX PORTFOLIO was up 2.65%, closely tracking its benchmark, the S&P 500 Index, which was up 2.71%. Bear in mind that the fund's return, unlike the index, includes the impact of operating expenses. Most of the fund's appreciation occurred during the first quarter of 2006. Within the portfolio, the best performing Sectors were Energy and Telecommunication Services. With the price of crude oil appreciating during the period, energy-related stocks were the overall top performers in the fund. On the downside, Information Technology was the worst performing Sector and slightly detracted from the fund's overall performance.

  Past performance does not indicate future results.

  Source of Sector Classification: S&P and MSCI.

  All portfolio and index figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. The portfolio's share price and principal values change and when you sell your shares they may be worth more or less than what you paid for them.

  Nothing in this report represents a recommendation of a security by the investment adviser. Manager views and portfolio holdings may have changed since the report date.

  Portfolio returns do not reflect the additional fees and expenses imposed by the insurance company under the variable insurance product contract.

  Portfolio expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the portfolio's returns would have been lower.

1 Standard & Poor's(R), S&P(R), S&P 500(R), Standard & Poor's 500(R) and 500(R) are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the fund. The fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the fund.


2 Schwab S&P 500 Index Portfolio

SCHWAB S&P 500 INDEX PORTFOLIO

PERFORMANCE as of 6/30/06

AVERAGE ANNUAL TOTAL RETURNS 1, 2, 3

This bar chart compares performance of the portfolio with its benchmark and Morningstar category.

[BAR CHART]

                                                                  Fund Category:
                                                Benchmark:         MORNINGSTAR
                                PORTFOLIO    S&P 500(R) INDEX    LARGE-CAP BLEND
6 MONTHS                          2.65%            2.71%              1.42%
1 YEAR                            8.40%            8.63%              7.46%
5 YEARS                           2.20%            2.49%              1.00%
SINCE INCEPTION: 11/1/96          7.58%            8.00%               n/a

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT 1, 2

This graph shows performance since inception of a hypothetical $10,000 investment in the portfolio, compared with a similar investment in its benchmark.

$20,255 PORTFOLIO

$21,032 S&P 500(R) INDEX

[LINE GRAPH]

DATE                 PORTFOLIO               S&P 500 INDEX
01-Nov-96             $10,000                   $10,000
30-Nov-96             $10,750                   $10,777
31-Dec-96             $10,530                   $10,564
31-Jan-97             $11,170                   $11,223
28-Feb-97             $11,250                   $11,311
31-Mar-97             $10,780                   $10,848
30-Apr-97             $11,410                   $11,494
31-May-97             $12,090                   $12,193
30-Jun-97             $12,630                   $12,739
31-Jul-97             $13,620                   $13,752
31-Aug-97             $12,860                   $12,982
30-Sep-97             $13,560                   $13,692
31-Oct-97             $13,120                   $13,235
30-Nov-97             $13,720                   $13,848
31-Dec-97             $13,948                   $14,086
31-Jan-98             $14,098                   $14,242
28-Feb-98             $15,108                   $15,269
31-Mar-98             $15,869                   $16,051
30-Apr-98             $16,029                   $16,213
31-May-98             $15,739                   $15,934
30-Jun-98             $16,369                   $16,581
31-Jul-98             $16,189                   $16,405
31-Aug-98             $13,848                   $14,036
30-Sep-98             $14,738                   $14,936
31-Oct-98             $15,929                   $16,150
30-Nov-98             $16,879                   $17,129
31-Dec-98             $17,862                   $18,116
31-Jan-99             $18,595                   $18,873
28-Feb-99             $18,012                   $18,286
31-Mar-99             $18,726                   $19,017
30-Apr-99             $19,439                   $19,753
31-May-99             $18,967                   $19,287
30-Jun-99             $20,012                   $20,357
31-Jul-99             $19,389                   $19,722
31-Aug-99             $19,288                   $19,624
30-Sep-99             $18,756                   $19,086
31-Oct-99             $19,931                   $20,294
30-Nov-99             $20,323                   $20,707
31-Dec-99             $21,517                   $21,926
31-Jan-00             $20,434                   $20,825
29-Feb-00             $20,040                   $20,431
31-Mar-00             $22,003                   $22,429
30-Apr-00             $21,335                   $21,754
31-May-00             $20,890                   $21,308
30-Jun-00             $21,396                   $21,835
31-Jul-00             $21,072                   $21,494
31-Aug-00             $22,367                   $22,829
30-Sep-00             $21,183                   $21,624
31-Oct-00             $21,082                   $21,533
30-Nov-00             $19,412                   $19,836
31-Dec-00             $19,506                   $19,933
31-Jan-01             $20,183                   $20,641
28-Feb-01             $18,337                   $18,758
31-Mar-01             $17,178                   $17,569
30-Apr-01             $18,501                   $18,934
31-May-01             $18,614                   $19,061
30-Jun-01             $18,163                   $18,598
31-Jul-01             $17,978                   $18,416
31-Aug-01             $16,850                   $17,263
30-Sep-01             $15,486                   $15,868
31-Oct-01             $15,784                   $16,171
30-Nov-01             $16,984                   $17,411
31-Dec-01             $17,135                   $17,565
31-Jan-02             $16,876                   $17,308
28-Feb-02             $16,544                   $16,974
31-Mar-02             $17,155                   $17,612
30-Apr-02             $16,119                   $16,545
31-May-02             $15,995                   $16,423
30-Jun-02             $14,855                   $15,253
31-Jul-02             $13,695                   $14,065
31-Aug-02             $13,768                   $14,157
30-Sep-02             $12,266                   $12,618
31-Oct-02             $13,343                   $13,728
30-Nov-02             $14,120                   $14,537
31-Dec-02             $13,292                   $13,683
31-Jan-03             $12,935                   $13,325
28-Feb-03             $12,735                   $13,125
31-Mar-03             $12,861                   $13,252
30-Apr-03             $13,911                   $14,344
31-May-03             $14,635                   $15,100
30-Jun-03             $14,824                   $15,294
31-Jul-03             $15,076                   $15,563
31-Aug-03             $15,370                   $15,866
30-Sep-03             $15,202                   $15,698
31-Oct-03             $16,063                   $16,587
30-Nov-03             $16,200                   $16,732
31-Dec-03             $17,042                   $17,609
31-Jan-04             $17,339                   $17,933
29-Feb-04             $17,583                   $18,183
31-Mar-04             $17,318                   $17,908
30-Apr-04             $17,042                   $17,627
31-May-04             $17,276                   $17,868
30-Jun-04             $17,605                   $18,215
31-Jul-04             $17,021                   $17,612
31-Aug-04             $17,085                   $17,682
30-Sep-04             $17,265                   $17,873
31-Oct-04             $17,520                   $18,147
30-Nov-04             $18,231                   $18,882
31-Dec-04             $18,837                   $19,524
31-Jan-05             $18,386                   $19,047
28-Feb-05             $18,772                   $19,447
31-Mar-05             $18,440                   $19,103
30-Apr-05             $18,086                   $18,740
31-May-05             $18,665                   $19,336
30-Jun-05             $18,686                   $19,363
31-Jul-05             $19,373                   $20,084
31-Aug-05             $19,191                   $19,901
30-Sep-05             $19,341                   $20,062
31-Oct-05             $19,008                   $19,727
30-Nov-05             $19,727                   $20,473
31-Dec-05             $19,732                   $20,479
31-Jan-06             $20,244                   $21,022
28-Feb-06             $20,299                   $21,078
31-Mar-06             $20,561                   $21,340
30-Apr-06             $20,833                   $21,626
31-May-06             $20,222                   $21,003
30-Jun-06             $20,255                   $21,032

  All portfolio and index figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

1 Portfolio expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the portfolio's returns would have been lower. Portfolio returns do not reflect the additional fees and expenses imposed by the insurance company under the variable insurance product contract. If those contract fees and expenses were included, the returns would be less than those shown. Please refer to the variable insurance product prospectus for a complete listing of these expenses.

2 Standard & Poor's(R), S&P(R), S&P 500(R), Standard & Poor's 500(R) and 500(R) are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the portfolio. The portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the portfolio.

3 Source for category information: Morningstar, Inc.


                                                Schwab S&P 500 Index Portfolio 3

SCHWAB S&P 500 INDEX PORTFOLIO

PORTFOLIO FACTS as of 6/30/06

STYLE ASSESSMENT 1

                                       INVESTMENT STYLE
                                Value       Blend        Growth
MARKET CAP
  Large                          / /         /x/           / /
  Medium                         / /         / /           / /
  Small                          / /         / /           / /

STATISTICS

NUMBER OF HOLDINGS                                                         501
--------------------------------------------------------------------------------
WEIGHTED AVERAGE MARKET CAP ($ x 1,000,000)                              $87,250
--------------------------------------------------------------------------------
PRICE/EARNINGS RATIO (P/E)                                                17.2
--------------------------------------------------------------------------------
PRICE/BOOK RATIO (P/B)                                                     2.8
--------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE 2                                                   2%
--------------------------------------------------------------------------------

TOP HOLDINGS 3

                                                                         % OF
SECURITY                                                              NET ASSETS
--------------------------------------------------------------------------------
(1)  EXXON MOBIL CORP.                                                   3.2%
--------------------------------------------------------------------------------
(2)  GENERAL ELECTRIC CO.                                                3.0%
--------------------------------------------------------------------------------
(3)  CITIGROUP, INC.                                                     2.1%
--------------------------------------------------------------------------------
(4)  BANK OF AMERICA CORP.                                               1.9%
--------------------------------------------------------------------------------
(5)  MICROSOFT CORP.                                                     1.8%
--------------------------------------------------------------------------------
(6)  PROCTER & GAMBLE CO.                                                1.6%
--------------------------------------------------------------------------------
(7)  JOHNSON & JOHNSON                                                   1.6%
--------------------------------------------------------------------------------
(8)  PFIZER, INC.                                                        1.5%
--------------------------------------------------------------------------------
(9)  ALTRIA GROUP, INC.                                                  1.3%
--------------------------------------------------------------------------------
(10) AMERICAN INTERNATIONAL GROUP, INC.                                  1.3%
--------------------------------------------------------------------------------
     TOTAL                                                              19.3%

SECTOR WEIGHTINGS % of Investments

This chart shows the portfolio's sector composition as of the report date. A sector is a portion of the overall stock market that is made up of industries whose business components share similar characteristics.

[PIE CHART]

21.5%  FINANCIALS

15.0%  INFORMATION TECHNOLOGY

12.3%  HEALTH CARE

11.7%  INDUSTRIALS

10.2%  CONSUMER DISCRETIONARY

10.1%  ENERGY

 9.6%  CONSUMER STAPLES

 3.3%  TELECOMMUNICATION
       SERVICES

 3.3%  UTILITIES

 3.0%  MATERIALS

  Portfolio holdings may have changed since the report date.

  Source of Sector Classification: S&P and MSCI.

1 Source: Morningstar, Inc. This style assessment is the result of evaluating the portfolio based on a ten-factor model for value and growth characteristics. The portfolio's market capitalization placement is determined by the geometric mean of its holdings' market capitalizations. The assessment reflects the portfolio as of 6/30/06, which may have changed since then, and is not a precise indication of risk or performance--past, present, or future.

2 Not annualized.

3 This list is not a recommendation of any security by the investment adviser.


4 Schwab S&P 500 Index Portfolio

PORTFOLIO EXPENSES (unaudited)

EXAMPLES FOR A $1,000 INVESTMENT

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees; and, ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six-months beginning January 1, 2006 and held through June 30, 2006.

ACTUAL RETURN lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value / $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled "Expenses Paid During Period."

HYPOTHETICAL RETURN lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. If these transactional costs were included, your costs would have been higher.

                                                                          ENDING
                                                       BEGINNING       ACCOUNT VALUE           EXPENSES
                                   EXPENSE RATIO 1   ACCOUNT VALUE   (Net of Expenses)   PAID DURING PERIOD 2
                                    (Annualized)       at 1/1/06        at 6/30/06          1/1/06-6/30/06
-------------------------------------------------------------------------------------------------------------
SCHWAB S&P 500 INDEX PORTFOLIO
  Actual Return                         0.28%            $1,000           $1,026.50              $1.41
  Hypothetical 5% Return                0.28%            $1,000           $1,023.41              $1.40

1 Based on the most recent six-month expense ratio; may differ from the expense ratio provided in Financial Highlights.

2 Expenses for the portfolio are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 days of the period, and divided by 365 days of the fiscal year.


                                                Schwab S&P 500 Index Portfolio 5

SCHWAB S&P 500 INDEX PORTFOLIO

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

                                                     1/1/06-      1/1/05-     1/1/04-     1/1/03-     1/1/02-     1/1/01-
                                                     6/30/06*    12/31/05    12/31/04    12/31/03    12/31/02    12/31/01
-------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
-------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                18.09       17.56       16.06       12.66       16.54       19.02
                                                     --------------------------------------------------------------------
Income or loss from investment operations:
  Net investment income                                0.18        0.31        0.29        0.17        0.19        0.15
  Net realized and unrealized gains or losses          0.30        0.53        1.40        3.40       (3.90)      (2.46)
                                                     ---------------------------------------------------------------------
  Total income or loss from investment operations      0.48        0.84        1.69        3.57       (3.71)      (2.31)
Less distributions:
  Dividends from net investment income                   --       (0.31)      (0.19)      (0.17)      (0.17)      (0.17)
                                                     --------------------------------------------------------------------
Net asset value at end of period                      18.57       18.09       17.56       16.06       12.66       16.54
                                                     --------------------------------------------------------------------
Total return (%)                                       2.65 1      4.75       10.53       28.22      (22.43)     (12.16)

RATIOS/SUPPLEMENTAL DATA (%)
-------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses                               0.28 2      0.27        0.28        0.28        0.28        0.28
  Gross operating expenses                             0.31 2      0.30        0.31        0.32        0.35        0.33
  Net investment income                                1.63 2      1.59        1.75        1.50        1.33        1.09
Portfolio turnover rate                                   2           4           4           2          11           5
Net assets, end of period ($ x 1,000,000)               150         157         162         146          98         128

* Unaudited.

1 Not annualized.

2 Annualized


6 See financial notes.

SCHWAB S&P 500 INDEX PORTFOLIO

PORTFOLIO HOLDINGS as of June 30, 2006, (Unaudited)

This section shows all the securities in the fund's portfolio by industry classification and their value, as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund's most recent Form N-Q is also available by visiting Schwab's website at www.schwab.com/schwabfunds.

                                                        COST            VALUE
HOLDINGS BY CATEGORY                                 ($ x 1,000)     ($ x 1,000)
--------------------------------------------------------------------------------
 99.7%  COMMON STOCK                                     112,654        149,320

  0.2%  SHORT-TERM
        INVESTMENTS                                          199            199

   --%  U.S. GOVERNMENT
        SECURITIES                                            45             45
--------------------------------------------------------------------------------
 99.9%  TOTAL INVESTMENTS                                112,898        149,564

  3.7%  COLLATERAL INVESTED FOR
        SECURITIES ON LOAN                                 5,618          5,618

(3.6)%  OTHER ASSETS AND
        LIABILITIES                                                      (5,446)
--------------------------------------------------------------------------------
100.0%  NET ASSETS                                                      149,736

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ x 1,000)
COMMON STOCK 99.7% of net assets

AUTOMOBILES & COMPONENTS 0.5%
--------------------------------------------------------------------------------
Cooper Tire & Rubber Co. (b)(c)                              400               4
Ford Motor Co. (b)(c)                                     24,213             168
General Motors Corp. (b)(c)                                6,278             187
Harley-Davidson, Inc. (b)(c)                               3,800             208
Johnson Controls, Inc.                                     2,600             214
The Goodyear Tire &
  Rubber Co. (b)(c)*                                       2,500              28
                                                                     -----------
                                                                             809
BANKS 7.8%
--------------------------------------------------------------------------------
AmSouth Bancorp                                            4,453             118
Bank of America Corp.                                     60,202           2,896
BB&T Corp.                                                 6,870             286
Comerica, Inc.                                             2,330             121
Commerce Bancorp, Inc. (b)(c)                              2,300              82
Compass Bancshares, Inc.                                   1,610              89
Countrywide Financial Corp.                                8,000             305
Fannie Mae                                                12,540             603
Fifth Third Bancorp                                        7,405             274
First Horizon National Corp.                               1,400              56
Freddie Mac                                                9,010             514
Golden West Financial Corp.                                3,500             260
Huntington Bancshares, Inc.                                3,256              77
KeyCorp                                                    5,400             193
M&T Bank Corp. (b)(c)                                      1,071             126
Marshall & Ilsley Corp.                                    2,738             125
MGIC Investment Corp.                                        733              48
National City Corp.                                        7,100             257
North Fork Bancorp, Inc.                                   6,200             187
PNC Financial
  Services Group, Inc.                                     3,770             264
Regions Financial Corp.                                    6,127             203
Sovereign Bancorp, Inc.                                    3,606              73
SunTrust Banks, Inc.                                       4,800             366
Synovus Financial Corp.                                    4,300             115
U.S. Bancorp                                              23,571             728
Wachovia Corp.                                            20,995           1,135
Washington Mutual, Inc.                                   12,845             585
Wells Fargo & Co.                                         21,779           1,461
Zions Bancorp                                              1,408             110
                                                                     -----------
                                                                          11,657
CAPITAL GOODS 8.9%
--------------------------------------------------------------------------------
3M Co.                                                     9,840             795
American Power
  Conversion Corp.                                         2,025              39
American Standard Cos., Inc.                               2,400             104
  Caterpillar, Inc.                                        8,680             647
Cooper Industries
  Ltd., Class A                                            1,300             121
Cummins, Inc. (b)(c)                                         600              73
Danaher Corp.                                              3,126             201
Deere & Co.                                                3,100             259
Dover Corp.                                                2,800             138
Eaton Corp.                                                1,740             131
Emerson Electric Co.                                       5,380             451
Fluor Corp. (b)(c)                                         1,100             102
General Dynamics Corp.                                     5,230             342
General Electric Co. (c)                                 135,130           4,454
Goodrich Corp.                                             1,660              67
Honeywell International, Inc.                             11,037             445
Illinois Tool Works, Inc.                                  5,344             254
Ingersoll-Rand Co., Class A                                4,400             188
ITT Industries, Inc.                                       2,480             123


                                                          See financial notes. 7

SCHWAB S&P 500 INDEX PORTFOLIO

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ x 1,000)
L-3 Communications
  Holdings, Inc.                                           1,500             113
Lockheed Martin Corp.                                      4,690             336
Masco Corp.                                                5,710             169
Navistar International Corp. *                             1,000              25
Northrop Grumman Corp.                                     4,534             290
Paccar, Inc.                                               1,864             154
Pall Corp.                                                 1,400              39
Parker Hannifin Corp.                                      1,650             128
Raytheon Co.                                               5,830             260
Rockwell Automation, Inc.                                  2,350             169
Rockwell Collins, Inc.                                     2,500             140
Textron, Inc.                                              1,700             157
The Boeing Co.                                            10,396             852
Tyco International Ltd.                                   26,380             725
United Technologies Corp.                                 13,201             837
W.W. Grainger, Inc.                                          800              60
                                                                     -----------
                                                                          13,388
COMMERCIAL SERVICES & SUPPLIES 0.8%
--------------------------------------------------------------------------------
Allied Waste Industries, Inc. *                              525               6
Avery Dennison Corp.                                       1,300              75
Cendant Corp.                                             13,603             222
Cintas Corp.                                               1,157              46
Equifax, Inc.                                              2,000              69
H&R Block, Inc.                                            4,200             100
Monster Worldwide, Inc. *                                  1,704              73
Pitney Bowes, Inc.                                         3,000             124
R.R. Donnelley & Sons Co.                                  2,960              94
Robert Half International, Inc.                            1,550              65
Waste Management, Inc.                                     7,358             264
                                                                     -----------
                                                                           1,138
CONSUMER DURABLES & APPAREL 1.1%
--------------------------------------------------------------------------------
Brunswick Corp.                                            1,200              40
Centex Corp.                                               1,600              81
Coach, Inc. *                                              5,101             153
D.R. Horton, Inc. (b)(c)                                   3,600              86
Eastman Kodak Co. (b)(c)                                   3,155              75
Fortune Brands, Inc.                                       1,607             114
Harman International
  Industries, Inc.                                           800              68
Hasbro, Inc.                                               2,525              46
Jones Apparel Group, Inc.                                  1,500              48
KB Home                                                      960              44
Leggett & Platt, Inc.                                      2,300              57
Lennar Corp., Class A                                      1,800              80
Liz Claiborne, Inc.                                          997              37
Mattel, Inc.                                               5,301              88
Newell Rubbermaid, Inc.                                    3,924             101
Nike, Inc., Class B                                        2,460             199
Pulte Homes, Inc.                                          2,800              81
Snap-On, Inc.                                                800              32
The Black & Decker Corp.                                   1,010              85
The Stanley Works                                            391              18
VF Corp.                                                   1,110              75
Whirlpool Corp.                                            1,033              85
                                                                     -----------
                                                                           1,693
CONSUMER SERVICES 1.6%
--------------------------------------------------------------------------------
Apollo Group, Inc.,
  Class A (b)(c)*                                          1,327              69
Carnival Corp.                                             5,222             218
Darden Restaurants, Inc.                                   2,090              82
Harrah's Entertainment, Inc.                               2,400             171
Hilton Hotels Corp.                                        4,410             125
International Game
  Technology                                               4,700             178
Marriott International,
  Inc., Class A                                            3,512             134
McDonald's Corp.                                          16,301             548
Starbucks Corp. *                                         10,121             382
Starwood Hotels &
  Resorts Worldwide, Inc.                                  2,900             175
Wendy's International, Inc.                                1,500              87
YUM! Brands, Inc.                                          3,700             186
                                                                     -----------
                                                                           2,355
DIVERSIFIED FINANCIALS 8.0%
--------------------------------------------------------------------------------
American Express Co.                                      16,071             855
Ameriprise Financial, Inc.                                 3,278             146
Capital One Financial Corp.                                3,980             340
CIT Group, Inc.                                            2,600             136
Citigroup, Inc. (c)                                       64,683           3,120
E*TRADE Financial Corp. *                                  5,160             118
Federated Investors,
  Inc., Class B                                            1,100              35
Franklin Resources, Inc.                                   2,100             182
Janus Capital Group, Inc.                                  1,941              35
JPMorgan Chase & Co.                                      45,246           1,900
Legg Mason, Inc.                                           1,500             149
Lehman Brothers
  Holdings, Inc.                                           7,000             456
Mellon Financial Corp.                                     5,600             193
Merrill Lynch & Co., Inc.                                 11,880             826
Moody's Corp.                                              3,180             173
Morgan Stanley                                            14,147             894


8 See financial notes.

SCHWAB S&P 500 INDEX PORTFOLIO

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ x 1,000)
Northern Trust Corp.                                       2,470             137
SLM Corp.                                                  5,600             296
State Street Corp.                                         4,500             261
T. Rowe Price Group, Inc.                                  3,400             129
The Bank of New York
  Co., Inc.                                               10,300             332
The Bear Stearns Cos., Inc.                                1,512             212
The Charles Schwab
  Corp. (a)                                               14,146             226
The Goldman Sachs
  Group, Inc.                                              5,607             844
                                                                     -----------
                                                                          11,995
ENERGY 10.0%
--------------------------------------------------------------------------------
Anadarko Petroleum Corp.                                   6,094             291
Apache Corp.                                               4,008             274
Baker Hughes, Inc.                                         4,400             360
BJ Services Co.                                            4,300             160
Chesapeake Energy
  Corp. (b)(c)                                             4,800             145
ChevronTexaco Corp.                                       28,839           1,790
ConocoPhillips                                            21,353           1,399
CONSOL Energy, Inc.                                        1,200              56
Devon Energy Corp.                                         5,863             354
El Paso Corp.                                              6,441              97
EOG Resources, Inc. (b)(c)                                 3,214             223
Exxon Mobil Corp. (c)                                     79,219           4,860
Halliburton Co. (b)(c)                                     6,710             498
Hess Corp. (b)(c)                                          2,610             138
Kerr-McGee Corp.                                           2,552             177
Kinder Morgan, Inc.                                        1,350             135
Marathon Oil Corp.                                         4,832             402
Murphy Oil Corp.                                           1,632              91
Nabors Industries, Ltd. (b)(c)*                            4,000             135
National-Oilwell Varco, Inc. *                             1,893             120
Noble Corp.                                                1,800             134
Occidental Petroleum Corp.                                 5,500             564
Rowan Cos., Inc.                                           1,400              50
Schlumberger Ltd.                                         15,340             999
Sunoco, Inc.                                               1,740             121
Transocean, Inc. *                                         4,033             324
Valero Energy Corp.                                        8,260             549
Weatherford
  International, Ltd. *                                    4,280             212
Williams Cos., Inc.                                        7,900             184
XTO Energy, Inc.                                           4,229             187
                                                                     -----------
                                                                          15,029
FOOD & STAPLES RETAILING 2.4%
--------------------------------------------------------------------------------
Costco Wholesale Corp.                                     6,100             349
CVS Corp.                                                 10,900             335
Safeway, Inc.                                              6,200             161
Supervalu, Inc.                                            2,735              84
Sysco Corp.                                                8,300             254
The Kroger Co.                                             9,400             205
Wal-Mart Stores, Inc.                                     32,331           1,557
Walgreen Co.                                              12,976             582
Whole Foods Market, Inc.                                   1,800             116
                                                                     -----------
                                                                           3,643
FOOD, BEVERAGE & TOBACCO 4.8%
--------------------------------------------------------------------------------
Altria Group, Inc.                                        27,111           1,991
Anheuser-Busch
  Cos., Inc. (b)(c)                                        9,783             446
Archer-Daniels-Midland Co.                                 8,700             359
Brown-Forman Corp., Class B                                1,204              86
Campbell Soup Co.                                          2,300              85
Coca-Cola Enterprises, Inc.                                4,000              81
ConAgra Foods, Inc. (b)(c)                                 6,770             150
Constellation Brands,
  Inc., Class A *                                          2,300              58
Dean Foods Co. *                                           1,700              63
General Mills, Inc.                                        4,880             252
H.J. Heinz Co.                                             4,510             186
Kellogg Co.                                                3,400             165
McCormick & Co., Inc.                                      1,700              57
Molson Coors
  Brewing Co., Class B                                       339              23
PepsiCo, Inc.                                             21,441           1,287
Reynolds American, Inc.                                    1,078             124
Sara Lee Corp.                                            10,600             170
The Coca-Cola Co.                                         26,963           1,160
The Hershey Co.                                            2,244             124
The Pepsi Bottling Group, Inc.                             1,902              61
Tyson Foods, Inc., Class A                                 1,186              18
UST, Inc.                                                  2,200              99
Wm. Wrigley Jr. Co., Class A                               1,929              87
Wm. Wrigley Jr. Co., Class B                                 482              22
                                                                     -----------
                                                                           7,154
HEALTH CARE EQUIPMENT & SERVICES 4.3%
--------------------------------------------------------------------------------
Aetna, Inc.                                                7,640             305
AmerisourceBergen Corp.                                    2,720             114
Bausch & Lomb, Inc.                                          800              39
Baxter International, Inc.                                 8,690             320
Becton Dickinson & Co.                                     3,300             202


                                                          See financial notes. 9

SCHWAB S&P 500 INDEX PORTFOLIO

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ x 1,000)
Biomet, Inc.                                               2,507              79
Boston Scientific Corp. *                                 15,090             254
C.R. Bard, Inc.                                            1,520             111
Cardinal Health, Inc.                                      5,665             364
Caremark Rx, Inc.                                          6,054             302
CIGNA Corp.                                                1,560             154
Coventry Health Care, Inc. *                               2,050             113
Express Scripts, Inc. *                                    2,040             146
HCA, Inc.                                                  4,890             211
Health Management
  Associates, Inc., Class A                                1,870              37
Hospira, Inc. *                                            2,100              90
Humana, Inc. *                                             2,100             113
IMS Health, Inc.                                           2,600              70
Laboratory Corp. of
  America Holdings *                                       1,504              94
Manor Care, Inc.                                             387              18
McKesson Corp.                                             3,956             187
Medco Health Solutions, Inc. *                             3,888             223
Medtronic, Inc.                                           15,710             737
Patterson Cos., Inc. *                                       980              34
Quest Diagnostics                                          2,260             135
St. Jude Medical, Inc. *                                   4,204             136
Stryker Corp.                                              3,900             164
Tenet Healthcare Corp. *                                   6,500              45
UnitedHealth Group, Inc.                                  17,631             790
WellPoint, Inc. *                                          8,636             628
Zimmer Holdings, Inc. *                                    3,184             181
                                                                     -----------
                                                                           6,396
HOUSEHOLD & PERSONAL PRODUCTS 2.4%
--------------------------------------------------------------------------------
Alberto-Culver Co., Class B                                1,000              49
Avon Products, Inc.                                        5,116             159
Clorox Co.                                                 2,100             128
Colgate-Palmolive Co.                                      6,671             399
Kimberly-Clark Corp.                                       5,706             352
Procter & Gamble Co. (c)                                  42,674           2,373
The Estee Lauder Cos.,
  Inc., Class A                                            1,500              58
                                                                     -----------
                                                                           3,518
INSURANCE 4.7%
--------------------------------------------------------------------------------
ACE Ltd.                                                   3,900             197
AFLAC, Inc.                                                6,610             306
Ambac Financial Group, Inc.                                1,392             113
American International
  Group, Inc.                                             33,639           1,986
AON Corp.                                                  4,550             158
Cincinnati Financial Corp.                                 2,335             110
Genworth Financial,
  Inc., Class A                                            5,000             174
Lincoln National Corp.                                     3,661             207
Loews Corp.                                                5,640             200
Marsh & McLennan
  Cos., Inc. (b)(c)                                        7,200             194
MBIA, Inc.                                                 1,750             102
Metlife, Inc.                                              9,807             502
Principal Financial Group, Inc.                            3,874             216
Prudential Financial, Inc.                                 6,470             503
SAFECO Corp.                                               1,600              90
The Allstate Corp.                                         8,440             462
The Chubb Corp.                                            5,160             258
The Hartford Financial
  Services Group, Inc.                                     3,930             333
The Progressive Corp.                                     10,201             262
The St. Paul Travelers
  Cos., Inc.                                               8,999             401
Torchmark Corp.                                            1,500              91
UnumProvident Corp.                                        4,276              78
XL Capital Ltd., Class A                                   1,900             116
                                                                     -----------
                                                                           7,059
MATERIALS 3.0%
--------------------------------------------------------------------------------
Air Products &
  Chemicals, Inc.                                          3,000             192
Alcoa, Inc.                                               11,672             378
Allegheny Technologies, Inc.                                 770              53
Ashland, Inc.                                                900              60
Ball Corp.                                                 1,400              52
Bemis Co.                                                  1,400              43
E.I. du Pont de Nemours
  & Co.                                                   12,115             504
Eastman Chemical Co.                                       1,000              54
Ecolab, Inc.                                               2,604             106
Freeport-McMoran Copper
  & Gold, Inc., Class B (b)(c)                             2,400             133
Hercules, Inc. *                                             700              11
International Flavors
  & Fragrances, Inc.                                       1,000              35
International Paper Co.                                    6,498             210
Louisiana-Pacific Corp.                                    1,260              28
MeadWestvaco Corp.                                         2,549              71
Monsanto Co.                                               3,525             297
Newmont Mining Corp. (b)(c)                                5,446             288
Nucor Corp.                                                4,000             217
Pactiv Corp. *                                             1,800              44
Phelps Dodge Corp.                                         2,690             221
PPG Industries, Inc.                                       2,300             152
Praxair, Inc.                                              4,165             225


10 See financial notes.

SCHWAB S&P 500 INDEX PORTFOLIO

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ x 1,000)
Rohm & Haas Co.                                            2,105             105
Sealed Air Corp.                                           1,214              63
Sigma-Aldrich Corp.                                          641              47
Temple-Inland, Inc.                                        1,600              69
The Dow Chemical Co.                                      12,706             496
United States Steel Corp.                                  1,500             105
Vulcan Materials Co.                                       1,300             101
Weyerhaeuser Co.                                           3,300             205
                                                                     -----------
                                                                           4,565
MEDIA 3.5%
--------------------------------------------------------------------------------
CBS Corp., Class B                                        10,980             297
Clear Channel
  Communications, Inc. *                                   5,956             184
Comcast Corp., Class A *                                  27,726             908
Dow Jones & Co., Inc. (b)(c)                                 800              28
Gannett Co., Inc.                                          3,160             177
McGraw-Hill Cos., Inc.                                     4,750             239
Meredith Corp.                                               500              25
News Corp., Class A                                       30,575             586
Omnicom Group, Inc.                                        2,300             205
The E.W. Scripps Co., Class A                              1,000              43
The Interpublic Group
  of Cos., Inc. (b)(c)*                                    4,997              42
The New York Times Co.,
  Class A (b)(c)                                           1,900              47
The Walt Disney Co.                                       28,501             855
Time Warner, Inc.                                         58,962           1,020
Tribune Co.                                                3,400             110
Univision Communications,
  Inc., Class A *                                          3,025             101
Viacom, Inc., Class B *                                    9,380             336
                                                                     -----------
                                                                           5,203
PHARMACEUTICALS & BIOTECHNOLOGY 8.0%
--------------------------------------------------------------------------------
Abbott Laboratories                                       20,130             878
Allergan, Inc. (b)(c)                                      1,880             202
Amgen, Inc. *                                             15,154             988
Applera Corp. - Applied
  Biosystems Group                                         2,800              90
Barr Pharmaceuticals, Inc. *                               1,400              67
Biogen Idec, Inc. *                                        4,700             218
Bristol-Myers Squibb Co.                                  25,640             663
Eli Lilly & Co.                                           14,620             808
Fisher Scientific
  International, Inc. *                                    1,605             117
Forest Laboratories, Inc. *                                3,720             144
Genzyme Corp. *                                            3,500             214
Gilead Sciences, Inc. *                                    6,200             367
Johnson & Johnson                                         38,599           2,313
King Pharmaceuticals, Inc. *                               3,466              59
MedImmune, Inc. *                                          3,400              92
Merck & Co., Inc.                                         28,301           1,031
Millipore Corp. *                                            700              44
Mylan Laboratories, Inc.                                   3,091              62
PerkinElmer, Inc.                                          1,700              35
Pfizer, Inc. (c)                                          95,432           2,240
Schering-Plough Corp.                                     19,190             365
Thermo Electron Corp. *                                    1,380              50
Waters Corp. *                                             1,400              62
Watson Pharmaceuticals, Inc. *                             1,500              35
Wyeth                                                     17,470             776
                                                                     -----------
                                                                          11,920
REAL ESTATE 1.0%
--------------------------------------------------------------------------------
Apartment Investment &
  Management Co., Class A                                  1,300              56
Archstone-Smith Trust                                      2,700             137
Boston Properties, Inc.                                    1,216             110
Equity Office Properties
  Trust (b)(c)                                             5,001             183
Equity Residential                                         4,001             179
Kimco Realty Corp.                                         2,710              99
Plum Creek Timber Co., Inc.                                2,560              91
ProLogis                                                   2,600             136
Public Storage, Inc.                                       1,100              83
Simon Property Group, Inc.                                 2,400             199
Vornado Realty Trust                                       1,600             156
                                                                     -----------
                                                                           1,429
RETAILING 3.4%
--------------------------------------------------------------------------------
Amazon.com, Inc. *                                         3,000             116
AutoNation, Inc. (b)(c)*                                   1,900              41
AutoZone, Inc. *                                             700              62
Bed, Bath & Beyond, Inc. *                                 3,016             100
Best Buy Co., Inc.                                         5,475             300
Big Lots, Inc. *                                           1,400              24
Circuit City Stores, Inc.                                  2,054              56
Dillard's, Inc., Class A                                     600              19
Dollar General Corp.                                       4,263              60
Family Dollar Stores, Inc.                                 2,000              49
Federated Department
  Stores, Inc.                                             6,822             250
Genuine Parts Co.                                          2,500             104
Home Depot, Inc.                                          27,551             986
J.C. Penney Co., Inc.                                      3,100             209
Kohl's Corp. *                                             4,610             272


                                                         See financial notes. 11

SCHWAB S&P 500 INDEX PORTFOLIO

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ x 1,000)
Limited Brands, Inc.                                       3,908             100
Lowe's Cos., Inc.                                         10,230             621
Nordstrom, Inc.                                            2,850             104
Office Depot, Inc. *                                       4,100             156
OfficeMax, Inc.                                              900              37
RadioShack Corp.                                             259               4
Sears Holdings Corp. *                                     1,275             197
Staples, Inc.                                              9,850             239
Target Corp.                                              11,371             556
The Gap, Inc.                                              8,162             142
The Sherwin-Williams Co.                                   1,133              54
The TJX Cos., Inc.                                         6,310             144
Tiffany & Co.                                              1,126              37
                                                                     -----------
                                                                           5,039
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 2.7%
--------------------------------------------------------------------------------
Advanced Micro Devices, Inc. *                             5,530             135
Altera Corp. *                                             4,880              86
Analog Devices, Inc.                                       4,730             152
Applied Materials, Inc. (c)                               20,571             335
Broadcom Corp., Class A *                                  6,165             185
Freescale Semiconductor,
  Inc., Class B *                                          5,566             164
Intel Corp.                                               76,272           1,445
KLA-Tencor Corp.                                           2,700             112
Linear Technology Corp. (b)(c)                             4,000             134
LSI Logic Corp. *                                          5,410              48
Maxim Integrated
  Products, Inc.                                           4,200             135
Micron Technology, Inc. (b)(c)*                            8,800             133
National Semiconductor Corp.                               4,400             105
Novellus Systems, Inc. *                                   1,900              47
NVIDIA Corp. *                                             4,800             102
PMC - Sierra, Inc. *                                       2,390              23
Teradyne, Inc. *                                           2,100              29
Texas Instruments, Inc.                                   20,941             634
Xilinx, Inc.                                               4,400             100
                                                                     -----------
                                                                           4,104
SOFTWARE & SERVICES 5.6%
--------------------------------------------------------------------------------
Adobe Systems, Inc. *                                      7,900             240
Affiliated Computer
  Services, Inc., Class A *                                1,591              82
Autodesk, Inc. *                                           3,320             114
Automatic Data
  Processing, Inc.                                         7,173             325
BMC Software, Inc. *                                       3,200              76
CA, Inc.                                                   6,444             132
Citrix Systems, Inc. *                                     2,360              95
Computer Sciences Corp. *                                  2,400             116
Compuware Corp. *                                          5,150              35
Convergys Corp. *                                          1,354              26
eBay, Inc. *                                              15,288             448
Electronic Arts, Inc. *                                    4,058             175
Electronic Data
  Systems Corp.                                            7,220             174
First Data Corp.                                           9,959             449
Fiserv, Inc. *                                             2,700             122
Google, Inc., Class A *                                    2,577           1,081
Intuit, Inc. *                                             2,520             152
Microsoft Corp. (c)                                      115,291           2,686
Novell, Inc. *                                             5,200              34
Oracle Corp. *                                            49,321             715
Parametric Technology Corp. *                              1,484              19
Paychex, Inc.                                              4,450             173
Sabre Holdings Corp.,
  Class A (b)(c)                                           1,883              41
Symantec Corp. *                                          13,941             217
Unisys Corp. *                                             4,700              30
VeriSign, Inc. *                                           2,025              47
Yahoo! Inc. (b)(c)*                                       16,601             548
                                                                     -----------
                                                                           8,352
TECHNOLOGY HARDWARE & EQUIPMENT 6.6%
--------------------------------------------------------------------------------
ADC Telecommunications,
  Inc. *                                                     971              16
Agilent Technologies, Inc. *                               5,867             185
Andrew Corp. *                                             1,450              13
Apple Computer, Inc. *                                    11,200             640
Avaya, Inc. *                                              5,632              64
CIENA Corp. *                                              6,700              32
Cisco Systems, Inc. *                                     79,601           1,555
Comverse Technology, Inc. *                                2,700              53
Corning, Inc. *                                           20,650             499
Dell, Inc. *                                              30,772             751
EMC Corp. *                                               30,822             338
Gateway, Inc. *                                            1,000               2
Hewlett-Packard Co.                                       37,013           1,173
International Business
  Machines Corp.                                          20,285           1,558
Jabil Circuit, Inc.                                        2,327              60
JDS Uniphase Corp. *                                      20,155              51
Juniper Networks, Inc. *                                   7,200             115
Lexmark International,
  Inc., Class A *                                          1,300              73
Lucent Technologies,
  Inc. (b)(c)*                                            60,296             146


12 See financial notes.

SCHWAB S&P 500 INDEX PORTFOLIO

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ x 1,000)
Molex, Inc.                                                1,800              60
Motorola, Inc.                                            32,435             654
NCR Corp. *                                                2,400              88
Network Appliance, Inc. *                                  4,800             169
QLogic Corp. *                                             2,590              45
Qualcomm, Inc.                                            21,490             861
SanDisk Corp. *                                            2,000             102
Sanmina -- SCI Corp. *                                     7,400              34
Solectron Corp. *                                         13,490              46
Sun Microsystems, Inc. *                                  45,801             190
Symbol Technologies, Inc.                                  2,212              24
Tektronix, Inc.                                            1,100              32
Tellabs, Inc. *                                            6,230              83
Xerox Corp. (b)(c)*                                       12,190             170
                                                                     -----------
                                                                           9,882
TELECOMMUNICATION SERVICES 3.3%
--------------------------------------------------------------------------------
Alltel Corp.                                               5,160             329
AT&T Corp.                                                50,212           1,400
BellSouth Corp.                                           23,530             852
CenturyTel, Inc.                                           1,490              55
Citizens Communications Co.                                4,718              62
Embarq Corp *                                              1,997              82
Qwest Communications
  International, Inc. *                                   21,216             172
Sprint Nextel Corp.                                       38,840             776
Verizon Communications, Inc.                              38,305           1,283
                                                                     -----------
                                                                           5,011
TRANSPORTATION 2.0%
--------------------------------------------------------------------------------
Burlington Northern
  Santa Fe Corp.                                           4,730             375
CSX Corp.                                                  3,010             212
FedEx Corp.                                                3,920             458
Norfolk Southern Corp.                                     5,600             298
Ryder System, Inc.                                           600              35
Southwest Airlines Co.                                     7,887             129
Union Pacific Corp.                                        3,570             332
United Parcel Service,
  Inc., Class B                                           14,116           1,162
                                                                     -----------
                                                                           3,001
UTILITIES 3.3%
--------------------------------------------------------------------------------
Allegheny Energy, Inc. *                                   2,241              83
Ameren Corp.                                               2,700             136
American Electric
  Power Co., Inc.                                          5,170             177
CenterPoint Energy, Inc.                                   4,150              52
CMS Energy Corp. *                                         2,960              38
Consolidated Edison, Inc.                                  3,300             147
Constellation
  Energy Group, Inc.                                       2,500             136
Dominion
  Resources, Inc. (b)(c)                                   4,380             328
DTE Energy Co.                                             2,400              98
Duke Energy Corp.                                         15,564             457
Dynegy, Inc., Class A *                                    4,200              23
Edison International                                       4,200             164
Entergy Corp.                                              2,377             168
Exelon Corp.                                               8,690             494
FirstEnergy Corp.                                          4,288             233
FPL Group, Inc.                                            5,400             224
KeySpan Corp.                                              2,300              93
Nicor, Inc. (b)(c)                                           510              21
NiSource, Inc.                                             3,546              77
Peoples Energy Corp. (b)(c)                                  500              18
PG&E Corp.                                                 4,800             189
Pinnacle West Capital Corp.                                1,200              48
PPL Corp. (b)(c)                                           4,960             160
Progress Energy, Inc.                                      2,730             117
Public Service
  Enterprise Group, Inc.                                   3,300             218
Sempra Energy                                              3,141             143
TECO Energy, Inc.                                          2,840              42
The AES Corp. *                                            8,800             162
The Southern Co.                                           9,511             305
TXU Corp.                                                  5,954             356
Xcel Energy, Inc.                                          3,809              73
                                                                     -----------
                                                                           4,980

                                                     FACE AMOUNT        VALUE
SECURITY                                             ($ x 1,000)     ($ x 1,000)
SHORT-TERM INVESTMENTS 0.2% of net assets

Brown Brothers Harriman & Co.
  Cash Management Sweep                                      199             199

SECURITY                                             FACE AMOUNT        VALUE
RATE, MATURITY DATE                                  ($ x 1,000)     ($ x 1,000)
U.S. GOVERNMENT SECURITIES 0.0% of net assets

TREASURY BILLS 0.0%
--------------------------------------------------------------------------------
U.S. Treasury Bill
  4.71%, 09/14/06                                             45              45

END OF INVESTMENTS.


                                                         See financial notes. 13

SCHWAB S&P 500 INDEX PORTFOLIO

PORTFOLIO HOLDINGS (Unaudited) continued


                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ x 1,000)
COLLATERAL INVESTED FOR SECURITIES ON LOAN 3.7% of net assets

State Street Navigator
  Security Lending Prime
  Portfolio                                                5,618           5,618

END OF COLLATERAL INVESTED FOR SECURITIES ON LOAN.

At June 30, 2006 the tax basis cost of the fund's investments was $113,991, and the unrealized appreciation and depreciation was $46,494 and ($10,921), respectively, with a net unrealized appreciation of $35,573.

In addition to the above, the fund held the following at 06/30/06. All numbers x 1,000 except number of contracts.

                                             NUMBER OF    CONTRACT    UNREALIZED
                                             CONTRACTS     VALUE        GAINS
FUTURES CONTRACT

S & P Mini 500 Index
  Future, Long Expires
  9/15/06                                            4         256             6

 *  Non-income producing security.
(a) Issuer is affiliated with the fund's adviser.
(b) All or portion of security is on loan.
(c) All or a portion of this security is held as collateral for open futures contracts.


14 See financial notes.

SCHWAB S&P 500 INDEX PORTFOLIO

Statement of
ASSETS AND LIABILITIES

As of June 30, 2006; unaudited. All numbers x 1,000 except NAV.

ASSETS
------------------------------------------------------------------------------------------
Investments, at value including securities on loan of $5,501 (cost $112,898)     $149,564
Collateral invested for securities on loan                                          5,618
Receivables:
  Fund shares sold                                                                     57
  Dividends                                                                           173
Prepaid expenses                                                               +       24
                                                                               -----------
TOTAL ASSETS                                                                      155,436

LIABILITIES
------------------------------------------------------------------------------------------
Collateral invested for securities on loan                                          5,618
Payables:
  Due to brokers for futures                                                            1
  Fund shares redeemed                                                                 14
  Investment adviser and administrator fees                                             2
Accrued expenses                                                               +       65
                                                                               -----------
TOTAL LIABILITIES                                                                   5,700

NET ASSETS
------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                      155,436
TOTAL LIABILITIES                                                              -    5,700
                                                                               -----------
NET ASSETS                                                                       $149,736

NET ASSETS BY SOURCE
Capital received from investors                                                   124,650
Net investment income not yet distributed                                           3,762
Net realized capital losses                                                       (15,348)
Net unrealized capital gains                                                       36,672

NET ASSET VALUE (NAV) BY SHARE CLASS

                                       SHARES
NET ASSETS    /    OUTSTANDING    =       NAV
$149,736                 8,065         $18.57


                                                         See financial notes. 15

SCHWAB S&P 500 INDEX PORTFOLIO

Statement of
OPERATIONS

For January 1, 2006 through June 30, 2006; unaudited. All numbers x 1,000.

INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividends                                                                $1,474
Interest                                                                      7
Securities on loan                                                    +       3
                                                                      ---------
TOTAL INVESTMENT INCOME                                                  $1,484

NET REALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net realized losses received from affiliated issuers                         (1)
Net realized losses on investments sold                               +    (718)
                                                                      ----------
NET REALIZED LOSSES                                                        (719)

NET UNREALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net unrealized gains on investments                                       3,652
Net unrealized gains on futures contracts                             +      16
                                                                      ----------
NET UNREALIZED GAINS                                                      3,668

EXPENSES
--------------------------------------------------------------------------------
Investment adviser and administrator fees                                   155
Trustees' fees                                                               15
Custodian fees                                                                9
Portfolio accounting fees                                                    18
Professional fees                                                            15
Shareholder reports                                                          19
Other expenses                                                        +      12
                                                                      ----------
Total expenses                                                              243
Expense reduction                                                     -      26
                                                                      ----------
NET EXPENSES                                                                217

INCREASE IN NET ASSETS FROM OPERATIONS
--------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                   1,484
NET EXPENSES                                                          -     217
                                                                      ----------
NET INVESTMENT INCOME                                                     1,267
NET REALIZED LOSSES                                                        (719)
NET UNREALIZED GAINS                                                  +   3,668
                                                                      ----------
INCREASE IN NET ASSETS FROM OPERATIONS                                   $4,216


16 See financial notes.

SCHWAB S&P 500 INDEX PORTFOLIO

Statements of
CHANGES IN NET ASSETS

For the current and prior report periods. All numbers x 1,000.
Figures for current period are unaudited.

OPERATIONS
--------------------------------------------------------------------------------
                                             1/1/06-6/30/06     1/1/05-12/31/05
Net investment income                                $1,267              $2,490
Net realized losses                                    (719)             (3,306)
Net unrealized gains                         +        3,668               7,901
                                             -----------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS                4,216               7,085

DISTRIBUTIONS PAID
--------------------------------------------------------------------------------
Dividends from net investment income                     --               2,644

TRANSACTIONS IN FUND SHARES
--------------------------------------------------------------------------------
                                       1/1/06-6/30/06         1/1/05-12/31/05
                                     SHARES        VALUE    SHARES        VALUE
Shares sold                             441       $8,225     1,528      $26,939
Shares reinvested                        --           --       144        2,644
Shares redeemed                   +  (1,077)     (20,091)   (2,193)     (38,629)
                                  ----------------------------------------------
NET TRANSACTIONS IN FUND SHARES        (636)    ($11,866)     (521)     ($9,046)

SHARES OUTSTANDING AND NET ASSETS
--------------------------------------------------------------------------------
                                     SHARES   NET ASSETS    SHARES   NET ASSETS
Beginning of period                   8,701     $157,386     9,222     $161,991
Total decrease                    +    (636)      (7,650)     (521)      (4,605)
                                  ----------------------------------------------
END OF PERIOD                         8,065     $149,736     8,701     $157,386

Net investment income not yet distributed         $3,762                 $2,495


                                                         See financial notes. 17

SCHWAB S&P 500 INDEX PORTFOLIO

FINANCIAL NOTES, unaudited.

Unless stated, all dollar amounts are x 1,000.

1. BUSINESS STRUCTURE OF THE FUND

Schwab S&P 500 Index Portfolio is a series of Schwab Annuity Portfolios, a no-load, open-end management investment company. The company is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended. The list below shows all the funds in the trust including the fund in this report, which is highlighted:

SCHWAB ANNUITY PORTFOLIOS
Organized January 21,1994

   Schwab Money Market Portfolio
   Schwab MarketTrack Growth Portfolio II
   SCHWAB S&P 500 INDEX PORTFOLIO

Schwab S&P 500 Index Portfolio offers one share class. Shares are bought and sold at net asset value, or NAV, which is the price for all outstanding shares. Each share has a par value of 1/1,000 of a cent, and the trustees may issue as many shares as necessary.

The fund is intended as an investment vehicle for variable annuity contracts and variable life insurance policies to be offered by separate accounts of participating life insurance companies and for pension and retirement plans qualified under the Internal Revenue Code of 1986, as amended.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies the fund uses in its operations and in the preparation of financial statements:

(A) SECURITY VALUATION:

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

- SECURITIES TRADED ON AN EXCHANGE OR OVER-THE-COUNTER: valued at the closing value for the day, or, on days when no closing value has been reported, halfway between the most recent bid and asked quotes. Securities that are primarily traded on foreign exchanges are valued at the closing values of such securities on their respective exchanges with these values then translated into U.S. dollars at the current exchange rate.

- SECURITIES FOR WHICH NO QUOTED VALUE IS AVAILABLE OR WHEN A SIGNIFICANT EVENT HAS OCCURRED BETWEEN THE TIME OF THE SECURITY'S LAST CLOSE AND THE TIME THE FUND CALCULATES NET ASSET VALUE: valued at fair value, as determined in good faith by the fund's investment adviser using guidelines adopted by the fund's Board of Trustees and the Pricing Committee. Some of the more common reasons that may necessitate that a security be valued at fair value include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security's primary pricing source is not able or willing to provide a price.

SCHWAB S&P 500 INDEX PORTFOLIO

Unless stated, all dollar amounts are x 1,000.

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

- FUTURES: open contracts are valued at their settlement prices as of the close of their exchanges. When a fund closes out a futures position, it calculates the difference between the value of the position at the beginning and at the end, and records a realized gain or loss accordingly.

- SHORT-TERM SECURITIES (60 DAYS OR LESS TO MATURITY): valued at amortized cost.

(B) PORTFOLIO INVESTMENTS:

FUTURES CONTRACT: The fund may invest in futures contracts. Futures contracts involve certain risks because they can be very sensitive to market movements.

One risk is that the price of a futures contract may not move in perfect correlation with the price of the underlying securities. Another risk is that, at certain times, it may be impossible for the fund to close out a position in a futures contract, due to a difference in trading hours or to market conditions that may reduce the liquidity for a futures contract or its underlying securities. The potential for losses associated with futures contracts may exceed amounts recorded in the Statement of Assets and Liabilities.

Because futures carry inherent risks, the fund must give the broker a deposit of cash and/or securities (the "initial margin") whenever it enters into the futures contract. The amount of the deposit may vary from one contract to another, but it is generally a percentage of the contract amount.

Futures are traded publicly on exchanges, and their market value changes daily. The fund records the change in market value of futures, and also the change in the amount of margin deposit required ("due to/from broker").

Securities Lending: The fund may loan securities to certain brokers, dealers and other financial institutions who pay the fund negotiated fees. The fund receives cash, letters of credit or U.S. government securities as collateral on these loans. All of the cash collateral received is reinvested in high quality, short-term investments. The value of the collateral must be at least 102% of the market value of the loaned securities as of the first day of the loan, and at least 100% each day thereafter. If the value of the collateral falls below 100%, it will be adjusted the following day.

(C) SECURITY TRANSACTIONS:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.

Assets and liabilities denominated in foreign currencies are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date.

For the period ended June 30, 2006, purchases and sales of securities (excluding short-term obligations) were as follows:

                   PURCHASES      SALES/MATURITIES
                   ---------      ----------------
                    $3,083            $11,970

SCHWAB S&P 500 INDEX PORTFOLIO

Unless stated, all dollar amounts are x 1,000.

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

(D) INCOME, EXPENSES AND DISTRIBUTIONS:

Income from interest and the accretion of discount is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the fund records certain foreign security dividends on the day it learns of the ex-dividend date.

Expenses that are specific to a fund are charged directly to that fund. Expenses that are common to all funds within a trust generally are allocated among the funds in proportion to their average daily net assets.

The fund pays dividends from net investment income and makes distributions from net realized capital gains once a year.

The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund also keeps certain assets in segregated accounts, as may be required by securities law.

(E) BORROWING:

The fund may borrow money from banks and custodians. The fund may obtain temporary bank loans through the trust to which the fund belongs to use for meeting shareholder redemptions or for extraordinary or emergency purposes. The trust has custodian overdraft facilities and line of credit arrangements of $150 million and $100 million with PNC Bank, N.A., and Bank of America, N.A., respectively. The fund pays interest on the amounts it borrows at rates that are negotiated periodically.

                                AMOUNT
                             OUTSTANDING       AVERAGE            WEIGHTED
                              AT 6/30/06      BORROWING*      AVERAGE INTEREST
                              ($ X 1000)      ($ X 1000)         RATE* (%)
                              ----------      ----------         ---------
S&P 500 Index Portfolio           --              238               5.06

* Based on the number of days for which the borrowing is outstanding.

(F) ACCOUNTING ESTIMATES:

The accounting policies described in this report conform with accounting principles generally accepted in the United States of America. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It's possible that once the results are known, they may turn out to be different from these estimates.

(G) INDEMNIFICATION:

Under the fund's organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss to be remote.

SCHWAB S&P 500 INDEX PORTFOLIO

Unless stated, all dollar amounts are x 1,000.

3. AFFILIATES AND AFFILIATED TRANSACTIONS

Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund's investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (Advisory Agreement) between it and the trust. Charles Schwab & Co., Inc. ("Schwab") is an affiliate of the investment adviser and is the trust's shareholder services agent and transfer agent.

For its advisory and administrative services to the fund, the investment adviser is entitled to receive an annual fee payable monthly based on the fund's average daily net assets described as follows:

     AVERAGE DAILY NET ASSETS
     ------------------------
        First $500 million            0.20%
        Over  $500 million            0.17%

Schwab does not charge the fund for transfer agent and shareholder services fees.

Although these agreements specify certain fees for these services, CSIM and Schwab have made additional agreements with the fund to limit the total expenses charged, excluding interest, taxes and certain non-routine expenses to 0.28% through April 29, 2007.

The fund may engage in certain transactions involving related parties. For instance, the fund may own shares of The Charles Schwab Corporation if that company is included in an index which the fund uses as part of an indexing strategy.

The fund may make direct transactions with certain other Schwab Funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers. For the period ended June 30, 2006, the fund had no security transactions with other Schwab Funds.

Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions within the Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds. There was no interfund borrowing or lending activity for the fund during the period.

Trustees may include people who are officers and/or directors of the investment adviser or Schwab. Federal securities law limits the percentage of such "interested persons" who may serve on a trust's board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but it did pay non-interested persons (independent trustees), as noted in the fund's Statement of Operations.

4. FEDERAL INCOME TAXES

The fund intends to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the fund distributes substantially all of its net investment income and realized net capital gains (if any) to the participating

SCHWAB S&P 500 INDEX PORTFOLIO

Unless stated, all dollar amounts are x 1,000.

4. FEDERAL INCOME TAXES (CONTINUED)

insurance company separate accounts each year. The net investment income and realized capital gains and losses may differ for financial statement and tax purposes primarily due to differing treatments of losses on wash sales. As long as the fund meets the tax requirements, it is not required to pay federal income tax.

As of December 31, 2005, the components of distributable earnings on a tax basis were as follows:

Ordinary income                 $2,495
Long-term capital gains             --

As of December 31, 2005, the fund had capital loss carry forwards available to offset future net capital gains before the expiration dates:

         EXPIRE
          2008                    $664
          2009                   1,821
          2010                   7,810
          2011                      38
          2012                     359
          2013                   2,130
                               -------
         Total                 $12,822
                               =======

The fund deferred capital losses occurring after December 31, 2005 to the next fiscal year ending at December 31, 2006. The aggregate amounts of these deferred losses are $732.

The tax-basis components of distributions for the fiscal year ended December 31, 2005 were:

From ordinary income            $2,644
From long-term capital gains        --
From return of capital              --

INVESTMENT ADVISORY AGREEMENT APPROVAL

The Investment Company Act of 1940 (the "1940 Act") requires that initial approval of, as well as the continuation of, a fund's investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or "interested persons" of any party (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund's trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the advisory agreement. In addition, the Securities and Exchange Commission (the "SEC") takes the position that, as part of their fiduciary duties with respect to fund fees, fund boards are required to evaluate the material factors applicable to a decision to approve an investment advisory agreement.

Consistent with these responsibilities, the Board of Trustees (the "Board") calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement between Schwab Annuity Portfolios (the "Trust") and CSIM (the "Agreement") with respect to existing funds in the Trust, including the Schwab S&P 500 Index Portfolio, and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about CSIM's affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the funds that the Board reviews during the course of each year, including information that relates to fund operations and fund performance. The trustees also receive a memorandum from fund counsel regarding the responsibilities of trustees for the approval of investment advisory contracts. In addition, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive session outside the presence of fund management and participate in question and answer sessions with representatives of CSIM.

The Board, including a majority of the Independent Trustees, considered information specifically relating to the continuance of the Agreement at meetings held on May 2, 2006, May 24, 2006 and June 12, 2006, and approved the renewal of the Agreement for an additional one year term at the meeting held on June 12, 2006. The Board's approval of the Agreement was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:

1. the nature, extent and quality of the services provided to the funds under the Agreement, including the resources of CSIM and its affiliates dedicated to the funds;

2. each fund's investment performance and how it compared to that of certain other comparable mutual funds;

3. each fund's expenses and how those expenses compared to those of certain other comparable mutual funds;

4. the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. ("Schwab"), with respect to each fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and

5. the extent to which economies of scale would be realized as the funds grow and whether fee levels in the Agreement reflect those economies of scale for the benefit of fund investors.

    NATURE, EXTENT AND QUALITY OF SERVICES. The Board considered the nature, extent and quality of the services provided by CSIM to the funds and the resources of CSIM and its affiliates dedicated to the funds. In this regard, the trustees evaluated, among other things, CSIM's personnel, experience, track record and compliance program. The trustees considered the role of unaffiliated insurance companies in the distribution of the funds. The information considered by the trustees included specific information concerning changes in the nature, extent and quality of services provided by CSIM since the trustees had last considered approval of the Agreement. The trustees also considered Schwab's excellent reputation as a full service brokerage firm and its overall financial condition, and how this affects the success of the funds. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the funds and the resources of CSIM and its affiliates dedicated to the funds supported renewal of the Agreement.

    FUND PERFORMANCE. The Board considered fund performance in determining whether to renew the Agreement. Specifically, the trustees considered each fund's performance relative to a peer group of other mutual funds and appropriate indices/benchmarks, in light of total return, yield, when applicable, and market trends. As part of this review, the trustees considered the composition of the peer group, selection criteria and the reputation of the third party who prepared the peer group analysis. In evaluating the performance of each fund, the trustees considered both risk and shareholder risk expectations for such fund and the appropriateness of the benchmark used to compare the performance of each fund. The trustees further considered the level of fund performance in the context of its review of fund expenses and adviser profitability discussed below. Following such evaluation the Board concluded, within the context of its full deliberations, that the performance of the funds supported renewal of the Agreement.

    FUND EXPENSES. With respect to the funds' expenses, the trustees considered the rate of compensation called for by the Agreement, and each fund's net operating expense ratio, in each case, in comparison to those of other comparable mutual funds, such peer groups and comparisons having been selected and calculated by an independent third party. The trustees considered the effects of CSIM's and Schwab's historical practice of voluntarily waiving management and other fees to prevent total fund expenses from exceeding a specified cap. The trustees also considered fees charged by CSIM to other mutual funds and to other types of accounts, such as wrap accounts and offshore funds, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts, and the unique insurance dedicated distribution arrangements of the funds as compared to other funds managed by CSIM. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the funds are reasonable and supported renewal of the Agreement.

    PROFITABILITY. With regard to profitability, the trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly. In this connection, the trustees reviewed management's profitability analyses, together with certain commentary thereon from an independent accounting firm. The trustees also considered any other benefits derived by CSIM from its relationship with the funds, such as whether, by virtue of its management of the Funds, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The trustees considered whether the varied levels of compensation and profitability under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to each fund by CSIM and its affiliates. The Board also considered information relating to changes to CSIM's cost structure, including cost savings, technology investments and increased operating efficiencies and how these changes affected CSIM's profitability under the Agreement. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM is reasonable and supported renewal of the Agreement.

    ECONOMIES OF SCALE. The trustees considered the existence of any economies of scale and whether those are passed along to a fund's shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by CSIM and its affiliates. In this regard, and consistent with their consideration of fund expenses, the trustees considered that CSIM and Schwab have previously committed resources to minimize the effects on shareholders of diseconomies of scale during periods when fund assets were relatively small through their contractual expense waivers. For example, such dis-economies of scale may particularly affect newer funds or funds with investment strategies that are from time to time out of favor, but shareholders may benefit from the continued availability of such funds at subsidized expense levels. The trustees also considered CSIM's agreement to contractual investment advisory fee schedules that include lower fees at higher graduated asset levels. The Board also considered certain commitments by CSIM and Schwab that are designed to pass along potential economies of scale to fund shareholders. Specifically, the Board considered CSIM and Schwab's commitments, which may be changed only with Board approval: (i) to reduce contractual advisory fees or add break points for certain funds, and
    (ii) to implement, by means of expense limitation agreement, reductions in net overall expenses for certain funds. Based on this evaluation, and in consideration of the commitments made by CSIM and Schwab as discussed above, the Board concluded, within the context of its full deliberations, that the funds obtain reasonable benefit from economies of scale.

In the course of their deliberations, the trustees did not identify any particular information or factor that was all-important or controlling. Based on the trustees' deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the continuation of the Agreement and concluded that the compensation under the Agreement is fair and reasonable in light of such services and expenses and such other matters as the trustees have considered to be relevant in the exercise of their reasonable judgment.

TRUSTEES AND OFFICERS

The tables below give information about the trustees and officers for The Schwab Annuity Portfolios, which includes the fund covered in this report. The "Fund Complex" includes The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust, Laudus Variable Insurance Trust, Excelsior Funds, Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust. As of June 30, 2006, the Fund Complex included 98 funds.

The address for all trustees and officers is 101 Montgomery Street, San Francisco, CA 94104. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

INDEPENDENT TRUSTEES

NAME, YEAR OF BIRTH,                                                   NUMBER OF
AND POSITION(S) WITH                                                   PORTFOLIOS IN
THE TRUST; (TERM OF                                                    FUND COMPLEX
OFFICE, AND LENGTH OF       PRINCIPAL OCCUPATIONS                      OVERSEEN BY
TIME SERVED 1)              DURING THE PAST FIVE YEARS                 THE TRUSTEE      OTHER DIRECTORSHIPS
------------------------------------------------------------------------------------------------------------------------------------
MARIANN BYERWALTER          Chairman of JDN Corporate Advisory               98         Board 1--Director, Redwood Trust, Inc.
1960                        LLC. From 1996 to 2001, Vice                                Board 2--Director, PMI Group, Inc.
Trustee                     President for Business Affairs and
(Trustee of The Schwab      Chief Financial Officer of Stanford
Annuity Portfolios since    University, and in 2001, Special
2000.)                      Advisor to the President of Stanford
                            University.
------------------------------------------------------------------------------------------------------------------------------------
DONALD F. DORWARD           Chief Executive Officer, Dorward &               57         None.
1931                        Associates (corporate management,
Trustee                     marketing and communications consulting
(Trustee of The Schwab      firm). From 1996-1999, Executive Vice
Annuity Portfolios since    President and Managing Director, Grey
1989.)                      Advertising. Prior to 1996, President
                            and Chief Executive Officer, Allen &
                            Dorward Advertising.
------------------------------------------------------------------------------------------------------------------------------------
WILLIAM A. HASLER           Retired. Dean Emeritus, Haas School              98         Board 1--Director, Aphton Corp.
1941                        of Business, University of California,                      Board 2--Director, Mission West Properties
Trustee                     Berkeley. Until February 2004, Co-                          Board 3--Director, TOUSA
(Trustee of The Schwab      Chief Executive Officer, Aphton Corp.                       Board 4--Director, Stratex Networks
Annuity Portfolios since    (bio-pharmaceuticals). Prior to August                      Board 5--Director, Genitope Corp.
2000.)                      1998, Dean of the Haas School of                            Board 6--Director & Non-Executive
                            Business, University of California,                         Chairman, Solectron Corp.
                            Berkeley (higher education).                                Board 7--Director, Ditech Communications
                                                                                        Corp.

INDEPENDENT TRUSTEES continued

NAME, YEAR OF BIRTH,                                                   NUMBER OF
AND POSITION(S) WITH                                                   PORTFOLIOS IN
THE TRUST; (TERM OF                                                    FUND COMPLEX
OFFICE, AND LENGTH OF       PRINCIPAL OCCUPATIONS                      OVERSEEN BY
TIME SERVED 1)              DURING THE PAST FIVE YEARS                 THE TRUSTEE      OTHER DIRECTORSHIPS
------------------------------------------------------------------------------------------------------------------------------------
ROBERT G. HOLMES            Chairman, Chief Executive Officer                57         None.
1931                        and Director, Semloh Financial, Inc.
Trustee                     (international financial services and
(Trustee of The Schwab      investment advisory firm).
Annuity Portfolios since
1989.)
------------------------------------------------------------------------------------------------------------------------------------
GERALD B. SMITH             Chairman and Chief Executive                     57         Board 1--Board of Cooper Industries
1950                        Officer and founder of Smith                                Board 2--Chairman of the Audit Committee
Trustee                     Graham & Co. (investment advisors).                         of Northern Border Partners, M.L.P.
(Trustee of The Schwab
Annuity Portfolios since
2000.)
------------------------------------------------------------------------------------------------------------------------------------
DONALD R. STEPHENS          Managing Partner, D.R. Stephens &                57         None.
1938                        Company (investments). Prior to
Trustee                     1996, Chairman and Chief
(Trustee of The Schwab      Executive Officer of North American
Annuity Portfolios since    Trust (real estate investment trust).
1989.)
------------------------------------------------------------------------------------------------------------------------------------
MICHAEL W. WILSEY           Chairman and Chief Executive                     57         None.
1943                        Officer, Wilsey Bennett, Inc. (real
Trustee                     estate investment and management,
(Trustee of The Schwab      and other investments).
Annuity Portfolios since
1989.)

INTERESTED TRUSTEES

NAME, YEAR OF BIRTH,                                                   NUMBER OF
AND POSITION(S) WITH                                                   PORTFOLIOS IN
THE TRUST; (TERM OF                                                    FUND COMPLEX
OFFICE, AND LENGTH OF       PRINCIPAL OCCUPATIONS                      OVERSEEN BY
TIME SERVED 1)              DURING THE PAST FIVE YEARS                 THE TRUSTEE      OTHER DIRECTORSHIPS
------------------------------------------------------------------------------------------------------------------------------------

CHARLES R. SCHWAB 2         Chairman, Chief Executive Officer                57         None.
1937                        and Director, The Charles Schwab
Chairman and Trustee        Corporation, Charles Schwab & Co.,
(Chairman and Trustee       Inc.; Chairman and Director, Charles
of The Schwab Annuity       Schwab Investment Management,
Portfolios since 1989.)     Inc., Charles Schwab Bank, N. A.;
                            Chairman and Chief Executive Officer,
                            Schwab (SIS) Holdings Inc. I,
                            Schwab International Holdings, Inc.;
                            Chief Executive Officer and Director,
                            Schwab Holdings, Inc.; Director, U.S.
                            Trust Company, N. A., U.S. Trust
                            Corporation, United States Trust
                            Company of New York. Until May
                            2003, Co-Chief Executive Officer,
                            The Charles Schwab Corporation.

RANDALL W. MERK 2           Executive Vice President and                     98         None.
1954                        President, Schwab Financial
Trustee                     Products, Charles Schwab & Co., Inc.;
(Trustee of The Schwab      Director, Charles Schwab Asset
Annuity Portfolios since    Management (Ireland) Limited and
2005.)                      Charles Schwab Worldwide Funds PLC.
                            From September 2002 to July 2004, Chief
                            Executive Officer and President,
                            Charles Schwab Investment Management,
                            Inc. and Executive Vice President,
                            Charles Schwab & Co., Inc. Prior to
                            September 2002, President and Chief
                            Investment Officer, American Century
                            Investment Management, and Director,
                            American Century Companies, Inc.

OFFICERS OF THE TRUST

NAME, YEAR OF BIRTH, AND POSITION(S)
WITH THE TRUST; (TERM OF OFFICE, AND
LENGTH OF TIME SERVED 3)                     PRINCIPAL OCCUPATIONS DURING THE PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------------------
EVELYN DILSAVER                              President, Chief Executive Officer, and Director, Charles Schwab Investment Management,
1955                                         Inc.; Executive Vice President, Charles Schwab & Co., Inc; President and Chief
President and Chief Executive Officer        Executive Officer, Laudus Trust and Laudus Variable Insurance Trust; President,
(Officer of The Schwab Annuity               Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust;
Portfolios since 2004.)                      President, Mutual Fund Division, UST Advisers, Inc. From June 2003 to July 2004, Senior
                                             Vice President, Asset Management Products and Services, Charles Schwab & Co., Inc.
                                             Prior to June 2003, Executive Vice President, Chief Financial Officer, and Chief
                                             Administrative Officer, U.S. Trust, a subsidiary of The Charles Schwab Corporation.
------------------------------------------------------------------------------------------------------------------------------------
STEPHEN B. WARD                              Director, Senior Vice President and Chief Investment Officer, Charles Schwab Investment
1955                                         Management, Inc.; Chief Investment Officer, The Charles Schwab Trust Company.
Senior Vice President and Chief
Investment Officer
(Officer of The Schwab Annuity
Portfolios since 1991.)
------------------------------------------------------------------------------------------------------------------------------------
GEORGE PEREIRA                               Senior Vice President and Chief Financial Officer, Charles Schwab Investment
1964                                         Management, Inc.; Chief Financial Officer, Laudus Trust and Laudus Variable Insurance
Treasurer and Principal Financial Officer    Trust; Chief Financial Officer and Chief Accounting Officer, Excelsior Funds Inc.,
(Officer of The Schwab Annuity               Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust; Chief Financial Officer,
Portfolios since 2004.)                      Mutual Fund Division, UST Advisors, Inc. Director, Charles Schwab Worldwide Fund, PLC
                                             and Charles Schwab Asset Management (Ireland) Limited. From December 1999 to November
                                             2004, Sr. Vice President, Financial Reporting, Charles Schwab & Co., Inc.
------------------------------------------------------------------------------------------------------------------------------------
KIMON DAIFOTIS                               Senior Vice President and Chief Investment Officer--Fixed Income, Charles Schwab
1959                                         Investment Management, Inc. Prior to 2004, Vice President and Sr. Portfolio Manager,
Senior Vice President and Chief              Charles Schwab Investment Management, Inc.
Investment Officer--Fixed Income
(Officer of The Schwab Annuity
Portfolios since 2004.)
------------------------------------------------------------------------------------------------------------------------------------
JEFFREY MORTIMER                             Senior Vice President and Chief Investment Officer--Equities, Charles Schwab
1963                                         Investment Management, Inc.; Vice President and Chief Investment Officer, Laudus Trust
Senior Vice President and Chief              and Laudus Variable Insurance Trust. Prior to 2004, Vice President and Sr. Portfolio
Investment Officer--Equities                 Manager, Charles Schwab Investment Management, Inc.
(Officer of The Schwab Annuity
Portfolios since 2004.)

OFFICERS OF THE TRUST continued

NAME, YEAR OF BIRTH, AND POSITION(S)
WITH THE TRUST; (TERM OF OFFICE, AND
LENGTH OF TIME SERVED 3)                     PRINCIPAL OCCUPATIONS DURING THE PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------------------
RANDALL FILLMORE                             Senior Vice President and Chief Compliance Officer, Charles Schwab Investment
1960                                         Management, Inc.; Senior Vice President Charles Schwab & Co., Inc.; Chief Compliance
Chief Compliance Officer and AML             Officer, Laudus Trust and Laudus Variable Insurance Trust; Chief Compliance Officer,
Officer                                      Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust. From
(Officer of The Schwab Annuity               2002 to 2003, Vice President, Charles Schwab & Co., Inc., and Charles Schwab Investment
Portfolios since 2002.)                      Management, Inc. From 2000 to 2002, Vice President, Internal Audit, Charles Schwab &
                                             Co., Inc.
------------------------------------------------------------------------------------------------------------------------------------
KOJI E. FELTON                               Senior Vice President, Chief Counsel and Corporate Secretary, Charles Schwab Investment
1961                                         Management, Inc.; Senior Vice President and Deputy General Counsel, Charles Schwab &
Secretary and Chief Legal Officer            Co., Inc.; Chief Legal Officer, Laudus Trust and Laudus Variable Insurance Trust; Chief
(Officer of The Schwab Annuity               Legal Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior
Portfolios since 1998.)                      Funds Trust. Prior to June 1998, Branch Chief in Enforcement at U.S. Securities and
                                             Exchange Commission in San Francisco.

1 Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after twenty years of service as a trustee, whichever comes first. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Holmes and Dorward will retire on December 31, 2007, and Messrs. Stephens and Wilsey will retire on December 31, 2010.

2 In addition to their employment with the investment adviser and the distributor, Messrs. Schwab and Merk also own stock of The Charles Schwab Corporation. Mr. Schwab and Mr. Merk are Interested Trustees because they are employees of Schwab and/or the adviser.

3 The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each other officer serves at the pleasure of the Board.

ITEM 2: CODE OF ETHICS.

        Not applicable to this semi-annual report.

ITEM 3: AUDIT COMMITTEE FINANCIAL EXPERT.

        Not applicable to this semi-annual report.

ITEM 4: PRINCIPAL ACCOUNTANT FEES AND SERVICES.

        Not applicable to this semi-annual report.

ITEM 5: AUDIT COMMITTEE OF LISTED REGISTRANTS.

        Not applicable.

ITEM 6: SCHEDULE OF INVESTMENTS.

        The schedules of investments are included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7: DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

        Not applicable.

ITEM 8: PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

        Not applicable.

ITEM 9: PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

        Not applicable.

ITEM 10: SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

        Not applicable.

ITEM 11: CONTROLS AND PROCEDURES.

(a) Based on their evaluation of Registrant's disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant's Chief Executive Officer, Evelyn Dilsaver and Registrant's Principal Financial Officer, George Pereira, have concluded that Registrant's disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant's officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b) During the second fiscal quarter of the period covered by this report, there have been no changes in Registrant's internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant's internal control over financial reporting.

ITEM 12: EXHIBITS.

(a)(1) Code of ethics - not applicable to this semi-annual report.

   (2) Separate certifications for Registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

   (3) Not applicable.

(b) A certification for Registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSR with the Commission.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Schwab Annuity Portfolios

By:   /s/ Evelyn Dilsaver
      -------------------------------------
      Evelyn Dilsaver
      President and Chief Executive Officer

Date: August 16, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Evelyn Dilsaver
      -------------------------------------
      Evelyn Dilsaver
      President and Chief Executive Officer

Date:  August 16, 2006

By:   /s/ George Pereira
      -------------------------------------
      George Pereira
      Treasurer and Principal Financial Officer

Date:  August 16, 2006